Registration No. 333-13087

811-07837

As Filed with the Securities and Exchange Commission on April 29, 2005

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION UNDER THE SECURITIES ACT OF 1933 [ X ]

Pre-Effective Amendment No. ____ [ ]

Post-Effective Amendment No.__13__ [ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]

Amendment No.__10__ [ X ]

Sun Life of Canada (U.S.) Variable Account G

Registrant

Sun Life Assurance Company of Canada (U.S.)

Depositor

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

Depositor's Address

1-888-594-2654

Depositor's Telephone Number

Edward M. Shea

Assistant Vice President and Senior Counsel

Sun Life Assurance Company of Canada (U.S.)

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

Name and Address of Agent For Service

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.

[ X ] on May 2, 2005 pursuant to paragraph (b) of Rule 485.

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on May 1, 2005 pursuant to paragraph (a)(1) of Rule 485.

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A

Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, Massachusetts 02481 (888) 594-2654	SUN LIFE LOGO

Sun Life Corporate VUL
Sun Life of Canada (U.S.) Variable Account G
A Flexible Premium Variable Universal Life Insurance Policy

This prospectus describes the variable universal life insurance policy (the "Policy") issued by Sun Life Assurance Company of Canada (U.S.) ("we", "us" or "Company"), a member of the Sun Life Financial group of companies, through Sun Life of Canada (U.S.) Variable Account G (the "Variable Account"), one of our separate accounts. The Policy is being offered, depending on the circumstances, as either an individual policy or as a certificate under a group policy. The substantive terms of a certificate under a group policy will be identical to those of an individual policy. In this prospectus, unless stated otherwise, the term "Policy" will include individual policies, group policies, and certificates issued under group policies. The Policy allows "you," the policyowner, within certain limits, to:

- - - -

choose the life insurance coverage you need and increase or decrease coverage as your insurance needs change;

choose the amount and timing of premium payments;

allocate net premium payments among the available investment options and transfer amounts among these options as your investment objectives change; and

access the Policy's Account Value through policy loans and partial surrenders or a full surrender.

This prospectus contains important information you should understand before purchasing a Policy. We use certain special terms which are defined in Appendix A. You should read this prospectus carefully and keep it for future reference.

Neither the Securities and Exchange Commission nor any state securities commission has approved these securities or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

May 2, 2005

This prospectus does not constitute an offering in any jurisdiction where the offering would not be lawful. You should rely only on the information contained in this prospectus or in the prospectus or Statement of Additional Information of the underlying mutual funds. We have not authorized anyone to provide you with information that is different.

Risk/Benefit Summary of Policy

Use of Policy

The Policy provides corporations and other entities life insurance coverage on employees or other persons in whose lives they have an insurable interest. It may be used in connection with various types of non-tax-qualified executive benefit plans.

Premium Payments

-	Generally, you must make an initial minimum premium payment equal to 1/12th of the Seven Pay Premium. If Seven Pay Premium is exceeded, the Policy becomes a Modified Endowment Contract.
-	Seven Pay Premium is the maximum Premium payment permitted in the first Policy Year of an unrated Policy, not involving a 1035 exchange, under Internal Revenue Code Section 7702A.
- -

A 1035 exchange is a tax-sheltered exchange of cash value from one life insurance policy to another.

A Policy is a Modified Endowment Contract if the Premium paid during the first seven Policy Years exceeds the equivalent of seven level annual premiums necessary for a paid-up Policy.

- -

You choose the amount and timing of subsequent premium payments, within certain limits.

We allocate your net premium payments among the Policy's Sub-Accounts and the Fixed Account according to your instructions.

Account Value
-	The Account Value equals
	- - -	premiums, plus investment performance of the Sub-Accounts, the Fixed Account and the Loan Account, less any partial surrenders and Policy charges.
Accessing Your Account Value
Cash Surrender Value is
- - -	Account Value, less Policy Debt, plus any sales load refund due at surrender.

- - -

You may borrow from us using the Account Value as collateral. Taking Policy loans may increase the risk of Policy lapse.

You may surrender the Policy for its Cash Surrender Value.

You may make a partial surrender of only a portion of the Cash Surrender Value once per year after the Policy has been in force for one year. Reducing the Cash Surrender Value with a partial surrender may increase the risk of Policy lapse.

A partial surrender may cause a decrease in Total Face Amount of your Policy if the amount of the death benefit minus your Account Value after the partial surrender exceeds the amount of the death benefit minus your Account Value before the partial surrender.

Death Benefit
Specified Face Amount is the amount of life insurance coverage you request.
-	If the Guideline Premium Test applies, you have a choice of two death benefit options-
	- -	the Specified Face Amount (Option A); or the Specified Face Amount plus your Account Value (Option B).
- - -

You may change your death benefit option on any Policy Anniversary, subject to our underwriting rules then in effect.

If the Cash Value Accumulation Test applies, you will be deemed to have elected Option A, which may not be changed.

After the first Policy Year, you may-

	- -	increase the Specified Face Amount, subject to satisfactory evidence of the Insured's insurability; or decrease the Specified Face Amount to a level not less than the minimum specified in the Policy.
Death Benefit Compliance Test
-	For favorable federal tax treatment, the Policy must meet one of the following standards-
	- -	the Guideline Premium Test, or the Cash Value Accumulation Test.
-	You choose the applicable test. You may not change your election.

-	Please see the Death Benefit Compliance Test paragraph in the About the Policy section of the prospectus for Guideline Premium Test and Cash Value Accumulation Test definitions.
The Variable Account
- - - -

We have established a separate account ( the "Variable Account") to fund the variable insurance benefits under your Policy.

The assets of the Variable Account are free from our general creditor's claims.

The Variable Account is divided into Sub-Accounts.

Each Sub-Account invests exclusively in shares of a corresponding mutual fund.

-	When you choose Sub-Accounts in the Variable Account, your benefits will fluctuate based on certain economic conditions. These conditions include, but are not limited to
- - - -	inflationary forces, changes in rates of return available from different types of investments, changes in employment rates and the presence of international conflict.

- - -

With such Sub-Accounts, you assume all investment risk. Investment risk is the uncertainty of the future benefits to be realized from an investment.

A comprehensive discussion of the risks of such Sub-Accounts may be found in the underlying Fund's prospectus.

It is unsuitable to purchase a life insurance policy as a short-term savings vehicle. The Policy is unsuitable if you plan to surrender it to meet short-term needs because the premium expense loads are higher in the early Policy Years.

Investment Options
- - - -

You may allocate your net premium payments among the Sub-Accounts and the Fixed Account.

If your Policy was issued before December 15, 2002, a Fixed Account investment option was not offered but became available, via Policy endorsement, on December 15, 2002. If that option was rejected, references to the Fixed Account within this prospectus should be disregarded.

You may transfer amounts from one Sub-Account to another or to the Fixed Account, subject to any limits that we or the Funds may impose.

You may transfer amounts from the Fixed Account, subject to our transfer rules in effect at time of transfer.

Right to Return Period

You may return the Policy and receive a refund within the later of 45 days after you sign a policy application or the 20-day period (or a longer period if required by applicable state law) beginning when you receive the Policy.

What if Charges and Deductions Exceed Account Value?

Your Policy may terminate if your Account Value at the beginning of any Policy Month is insufficient to pay all charges and deductions then due. If this occurs, we will send you written notice and allow you a 61 day grace period. If you do not make a premium payment within the grace period, sufficient to cover all charges and deductions due, the Policy will terminate at the end of the grace period.

Federal Tax Considerations

Purchase of, and transactions under, the Policy may have tax consequences that you should consider. You may wish to consult a qualified tax professional prior to purchase regarding tax treatment of death benefits and surrenders.

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Policy. The first table describes the expenses that you will pay at the time that you buy the Policy and at the time of each subsequent premium payment.
TRANSACTION FEES
Charge	When Charge is Deducted	Amount Deducted
Expense Charge Applied to Premium[1] Premium Tax Federal Tax Sales Load on Premium up to and Including Target Premium Sales Load on Premium in Excess of Target Premium	Upon premium receipt Upon premium receipt Upon premium receipt Upon premium receipt	Guaranteed: Current: Policy Years 1-7: Policy Years 8+: Policy Years 1-7: Policy Years 8+:	4%-9% 2%-7% 1.25% 8.75% 0.00% 2.25% 0.00%
Illustration Charge	Upon fulfillment of illustration request	Guaranteed: Current:	$25.00 $0.00

The next table describes the fees and expenses that you will pay periodically during the time you own the Policy, not including Fund fees and expenses.
PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance[2] Minimum and Maximum Charge Representative Owner Charge[5] (For a male, guaranteed issue, nonsmoker, issue age 45)	At the end of a Policy Month	(Per $1000 of Net Amount at Risk)
		Guaranteed: Current: Guaranteed: Current:	$1.05/$1000.00[4] $0.40/$203.08[3] $4.55 $1.21
Mortality and Expense Risk Charge	At the beginning of a Policy Month	(On the assets allocated to the investment options)
		Policy Years 1-10: Policy Years 11-20: Policy Years 21+:	Guaranteed: 0.90% Current: 0.60% Guaranteed: 0.90% Current: 0.20% Guaranteed: 0.90% Current: 0.10%
Monthly Expense Charge[6]	At the beginning of a Policy Month	Policy Year 1: Policy Years 2+:	$13.75 Guaranteed: $13.75 Current: $7.50
Loan Interest	At the end of each Policy Year	Policy Years 1-10: Policy Years 11+:	5.0% 4.25%
OPTIONAL CHARGE (FOR ADDITIONAL PROTECTION BENEFIT RIDER):
Charge	When Charge is Deducted	Amount Deducted

Additional Protection Benefit Rider[7]

(This charge is in addition to the Policy Cost of Insurance Charge.)

     Minimum and Maximum Charge

     Representative Owner Charge[5]

     (For an Insured male, guaranteed       issue, nonsmoker, issue age 45)

	At the end of a Policy Month	(Per $1000 of Rider Net Amount at Risk)
		Guaranteed: Current: Guaranteed: Current:	$1.31/$1000.00[9] $0.40/$203.08[8] $5.69 $1.21

The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the Policy. The table shows the minimum and maximum fees and expenses charged by any of the Funds and deducted from Fund assets. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

ANNUAL FUND OPERATING EXPENSES
Total Annual Fund Expenses (reflects management fees, distribution [and/or service](12b-1) fees and other expenses)	0.26%/3.45%


1The minimum and maximum premium tax charges are shown. You may obtain specific information about the particular premium tax charge applicable in your state from your sales representative.

2The cost of insurance charge varies based on individual characteristics, specifically the length of time the Policy has been in force and the Insured's age, sex and rating class. The cost of insurance charge shown may not be representative of the charge that you will pay. You may obtain more information about the particular cost of insurance charge that would apply to you from your sales representative.

3The first number is the current annual minimum cost of insurance charge possible under the Policy. The $0.40 represents the per $1000 of Policy Net Amount at Risk charge for an Insured female, fully underwritten, nonsmoker, issue age 26, policy year 1. The second number is the current annual maximum cost of insurance charge possible under the Policy. The $203.08 represents the per $1000 of Policy Net Amount at Risk charge for an Insured male, guaranteed issue, smoker, issue age 80, policy year 20.

4The first number is the guaranteed annual minimum cost of insurance charge possible under the Policy. The $1.05 represents the per $1000 of Policy Net Amount at Risk charge for an Insured female, fully underwritten, nonsmoker, issue age 26, policy year 1. The second number is the guaranteed annual maximum cost of insurance charge possible under the Policy. The $1000.00 represents the per $1000 of Net Amount at Risk charge for an Insured male, guaranteed issue, smoker, issue age 80, policy year 20.

5A Representative Owner is an Insured male, guaranteed issue, nonsmoker, issue age 45. It is assumed the Owner and the Insured are the same person.

6The monthly expense charge varies based on our expectations of future expenses but will never exceed $13.75.

7The cost of insurance charge for the Additional Protection Benefit Rider varies based on individual characteristics, specifically the length of time the rider has been in force and the Insured's age, sex and rating class. The cost of insurance charge shown may not be representative of the charge that you will pay. You may obtain more information about the particular cost of insurance charge that would apply to you from your sales representative.

8The first number is the current annual minimum cost of insurance charge possible under the rider. The $0.40 represents the per $1000 of Rider Net Amount at Risk charge for an Insured female, fully underwritten, nonsmoker, issue age 26, policy year 1. The second number is the current annual maximum cost of insurance charge possible under the rider. The $203.08 represents the per $1000 of Rider Net Amount at Risk charge for an Insured male, guaranteed issue, smoker, issue age 80, policy year 20.

9The first number is the guaranteed annual minimum cost of insurance charge possible under the rider. The $1.31 represents the per $1000 of Rider Net Amount at Risk charge for an Insured female, fully underwritten, nonsmoker, issue age 26, policy year 1. The second number is the guaranteed annual maximum cost of insurance charge possible under the rider. The $1000.00 represents the per $1000 of Rider Net Amount at Risk charge for an Insured male, guaranteed issue, smoker, issue age 80, policy year 1.

About Who We Are

We are a stock life insurance company incorporated under the laws of Delaware on January 12, 1970. We do business in 49 states, the District of Columbia and the Virgin Islands. We have an insurance company subsidiary that does business in New York. Our executive office mailing address is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

We are ultimately controlled by Sun Life Financial Inc. ("Sun Life Financial"). Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York and Philippine stock exchanges.

The Variable Account

Sun Life of Canada (U.S.) Variable Account G is one of our separate accounts established in accordance with Delaware law on July 25, 1996. The Variable Account may also be used to fund benefits payable under other life insurance policies issued by us. We are obligated to pay all benefits payable under the Policy.

We own the assets of the Variable Account. The income, gains or losses, realized or unrealized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses.

We will at all times maintain assets in the Variable Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all policies participating in the Variable Account. The assets of the Variable Account are insulated from our general liabilities and may not be charged with our liabilities from our other business. Our obligations under the Policy are, however, our general corporate obligations.

The Variable Account is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust. That registration does not involve any supervision by the SEC of the management or investment practices or policies of the Variable Account.

The Variable Account may be deregistered if registration is no longer required; however, we may continue, at our election, to operate the Variable Account as a unit investment trust or other form of investment company, subject to any necessary vote by those having voting rights. In the event of any change in the registration status of the Variable Account, we may amend the Policy to reflect the change and take such other action as may be necessary and appropriate to effect the change.

The Variable Account is divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of a corresponding investment portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new or delete existing Sub-Accounts. The income, gains or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to or charged against that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts.

The Funds

The Policy offers several mutual fund options, which are briefly described below. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Funds (the "Fund Prospectuses"). You should read the Fund Prospectuses, which may be obtained by calling 888-594-2654, before investing.


AIM Variable Insurance Funds (advised by A I M Advisors, Inc.)

     AIM V.I. Capital Appreciation Fund (Series I Shares) seeks growth of capital by investing principally in common stocks of companies which the Fund's portfolio managers believe are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

     AIM V.I. Premier Equity Fund (Series I Shares) seeks long-term growth of capital with a secondary objective of income, by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities.

NOTE: Allocations to AIM V.I. Premier Equity Fund (Series I shares) are not permitted on and after December 30, 2005.

Delaware Variable Insurance Products Trust (advised by Delaware Management Company)

     Delaware VIP Growth Opportunities Series (Standard Class) seeks long-term capital appreciation by investing primarily in securities of medium-sized companies that have established themselves within the industry but still have growth potential.

     Delaware VIP Small Cap Value Series (Standard Class) seeks capital appreciation. Under normal circumstances, at least 80% of the Series' net assets will be in investments of small capitalization companies. The Series defines small-cap companies as those having a market capitalization generally less than $2.0 billion at the time of purchase.

     Delaware VIP Trend Series (Standard Class) seeks long-term capital appreciation by investing primarily in stocks of small, growth-oriented or emerging companies that the manager believes are responsive to changes within the marketplace and which the manager believes have the fundamental characteristics to support continued growth.

Dreyfus Investment Portfolios (advised by the Dreyfus Corporation)

     Dreyfus Emerging Leaders Portfolio (Initial Shares) seeks capital growth by investing at least 80% of its net assets in stocks of companies that the Portfolio investment adviser believes to be emerging leaders: companies characterized by new or innovative products, services or processes having the potential to enhance earnings or revenue growth. The portfolio primarily invests in companies with market capitalizations of less than $2 billion at time of purchase.

     Dreyfus MidCap Stock Portfolio (Initial Shares) seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the S&P MidCap 400(R) Index.

Dreyfus Stock Index Fund, Inc. (Initial Shares) (advised by the Dreyfus Corporation) seeks to match the performance of the S&P 500(R).

Dreyfus Variable Investment Fund (advised by the Dreyfus Corporation)

     Dreyfus VIF Appreciation Portfolio (Initial Shares) seeks long-term capital growth consistent with the preservation of capital; current income is a secondary goal.

     Dreyfus VIF Developing Leaders Portfolio (Initial Shares) seeks maximum capital appreciation by investing in stocks of small-cap companies.

     Dreyfus VIF Growth and Income Portfolio (Initial Shares) seeks long-term capital growth, current income and growth of income by investing in common stocks.

     Dreyfus VIF Quality Bond Portfolio (Initial Shares) seeks maximum total return, consisting of capital appreciation and current income, by investing in fixed-income securities.

Fidelity Variable Insurance Products Funds (advised by Fidelity Management & Research Company. Fidelity and Fidelity Investments and Contrafund are registered trademarks of FMR Corp.)

     Fidelity VIP Contrafund(R) Portfolio(Initial Class) seeks long-term capital appreciation by normally investing primarily in common stocks of companies whose value it believes is not fully recognized by the public.

     Fidelity VIP Equity-Income Portfolio (Initial Class) seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Index (S & P 500)

     Fidelity VIP Asset Manager: Growth(R) Portfolio (Initial Class) seeks maximum total return by allocating its assets among stocks, bonds, short-term investments and other investments.

     Fidelity VIP Growth Portfolio (Initial Class) seeks to achieve capital appreciation by investing primarily in stocks of companies it believes to have above-average growth potential.

     Fidelity VIP High Income Portfolio (Initial Class) seeks a high level of current income while also considering growth of capital, by normally investing the fund's assets in income-producing debt securities, preferred stocks and convertible securities with an emphasis on lower-quality debt securities.

     Fidelity VIP Investment Grade Bond Portfolio (Initial Class) seeks as high a level of current income as is consistent with the preservation of capital.

     Fidelity VIP Overseas Portfolio (Initial Class) seeks long-term growth of capital by investing at least 80% of the fund's assets primarily in non-U.S. securities. The fund is normally invested primarily in common stocks.

Franklin Templeton Variable Insurance Products Trust (managed by Templeton Investment Counsel, LLC ("TIC"), except for the Templeton Growth Securities Fund, which is managed by Templeton Global Advisors Limited ("TGAL"))

     Templeton Foreign Securities Fund (Class 1) seeks long term capital growth. Under normal market conditions, the Fund will invest primarily in investments of issuers located outside the U.S., including those in emerging markets.

     Templeton Growth Securities Fund (Class 1) seeks long term capital growth. Under normal market conditions, the Fund will invest mainly in the equity securities of companies located anywhere in the world, including those located in the U.S. and emerging markets.

J.P. Morgan Series Trust II (advised by J.P. Morgan Investment Management Inc.)

     J.P. Morgan Bond Portfolio seeks to provide high total return by investing at least 80% of its Assets in debt investments, including U.S. government and agency securities, corporate bonds, private placements, asset-backed and mortgage-backed securities, that it believes have the potential to provide a high total return over time, "Assets" means net assets, plus the amount of borrowings for investment purposes.

     J.P. Morgan Small Company Portfolio seeks to provide high total return by investing at least 80% of its Assets in equity investments of small-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes.

     J.P. Morgan U.S. Large Cap Core Equity Portfolio seeks to provide high total return by investing at least 80% of its Assets in equity investments of large-cap U.S. companies. "Assets" means net assets, plus the amount of borrowings for investment purposes.

NOTE: Allocations to J.P. Morgan U.S. Large Cap Core Equity Portfolio are not permitted on and after December 30, 2005.

Lord Abbett Series Fund, Inc. (advised by Lord, Abbett & Co. LLC)

     Lord Abbett Series Fund - Growth and Income Portfolio (Class VC) seeks to provide long-term growth of capital and income without excessive fluctuation in market value. To pursue this goal, the Portfolio primarily purchases equity securities of LARGE, SEASONED, U.S. and MULTINATIONAL COMPANIES that it believes are undervalued. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies.

     Lord Abbett Series Fund - International Portfolio (Class VC) seeks long-term capital appreciation. To pursue this goal, the Fund primarily invests in stocks of companies principally based outside the United States. Under normal circumstances, the Fund will diversify its investments among a number of different countries throughout the world. The Fund normally intends to invest at least 65% of its net assets in equity securities of small companies.

     Lord Abbett Series Fund - Mid-Cap Value Portfolio (Class VC) seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. To pursue this goal, the Portfolio normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of mid-sized companies.

MFS/Sun Life Series Trust (advised by Massachusetts Financial Services Company, a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial, Inc., a diversified financial services organization)

     MFS/Sun Life Capital Appreciation Series (Initial Class) seeks to maximize capital appreciation by investing in securities of all types, with major emphasis on common stocks.

     MFS/Sun Life Emerging Growth Series (Initial Class) seeks long-term growth of capital.

     MFS/Sun Life Global Growth Series (Initial Class) seeks capital appreciation by investing in securities of companies worldwide growing at rates expected to be well above the growth rate of the overall U.S. economy.

     MFS/Sun Life Government Securities Series (Initial Class) seeks current income and preservation of capital by investing in U.S. Government and U.S. Government-related securities.

     MFS/Sun Life Massachusetts Investors Growth Stock Series (Initial Class) seeks to provide long-term growth of capital and future income rather than current income.

     MFS/Sun Life Massachusetts Investors Trust Series (Initial Class) seeks long-term growth of capital with a secondary objective to seek reasonable current income.

     MFS/Sun Life Money Market Series (Initial Class) seeks maximum current income to the extent consistent with stability of principal by investing exclusively in money market instruments maturing in less than 13 months.

     MFS/Sun Life New Discovery Series (Initial Class) seeks capital appreciation by generally focusing on smaller cap emerging growth companies that are early in their life cycle.

     MFS/Sun Life Research Series (Initial Class) seeks to provide long-term growth of capital and future income.

     MFS/Sun Life Total Return Series (Initial Class) mainly seeks to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with prudent employment of capital; its secondary objective is to take advantage of opportunities for growth of capital and income since many securities offering a better than average yield may also possess growth potential.

     MFS/Sun Life Utilities Series (Initial Class) seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing under normal market conditions, at least 80% of its assets in equity and debt securities of both domestic and foreign companies in the utilities industry.

NOTE: Allocations to MFS/Sun Life Emerging Growth Series (Initial Class) are not permitted on and after December 30, 2005.

Neuberger Berman Advisers Management Trust (advised by Neuberger Berman Management Inc.)

     Neuberger Berman AMT Limited Maturity Bond Portfolio (Class I) seeks the highest available current income consistent with liquidity and low risk to principal. Total return is a secondary goal.

     Neuberger Berman AMT Mid-Cap Growth Portfolio (Class I) seeks growth of capital by normally investing at least 80% of its net assets in common stocks of mid-capitalization companies.

     Neuberger Berman AMT Partners Portfolio (Class I) seeks growth of capital by investing mainly in common stocks of mid- to large-capitalization companies.

Oppenheimer Variable Account Funds (advised by OppenheimerFunds, Inc.)

     Oppenheimer Capital Appreciation Fund/VA (Non-Service Shares) seeks capital appreciation by investing in securities of well-known, established companies.

PIMCO Variable Insurance Trust (advised by Pacific Investment Management Company LLC ("PIMCO"))

     PIMCO VIT High Yield Portfolio (Administrative Class) seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least Caa by Moody's or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality.

     PIMCO VIT Real Return Portfolio (Administrative Class) seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations.

     PIMCO VIT Total Return Portfolio (Administrative Class) seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Portfolio normally varies within a three to six year time frame based on PIMCO's forecast for interest rates.

Rydex Variable Trust (advised by Rydex Investments)

     Rydex VT Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500 Index. If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day.)

     Rydex VT OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ 100 Index. If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

NOTE: Allocations to Rydex VT Nova Fund and Rydex VT OTC Fund are not permitted on and after December 30, 2005.

Scudder VIT Funds (advised by Deutsche Asset Management, Inc.)

     Scudder VIT Small Cap Index Fund (Class A) seeks to replicate, as closely as possible, before expenses, the performance of the Russell 2000 Small Stock Index (the Russell 2000 Index), which emphasizes stocks of small U.S. companies.

Sun Capital Advisers TrustSM (advised by Sun Capital Advisers, Inc., an affiliate of the Company)

     Sun Capital Investment Grade Bond Fund(R) (Initial Class) seeks high current income consistent with relative stability of principal by investing at least 80% of its net assets in investment grade bonds. The Fund may invest up to 20% of its assets in lower rated or unrated bonds (also known as high yield or junk bonds).

     Sun Capital Real Estate Fund(R) (Initial Class) primarily seeks long-term capital growth and, secondarily, seeks current income and growth of income. The Fund invests at least 80% of its net assets in securities of real estate investment trusts and other real estate companies.

T.Rowe Price Equity Series, Inc. (advised by T. Rowe Price Associates, Inc.)

     T. Rowe Price Equity Income Portfolio seeks substantial dividend income and long-term capital growth.

     T. Rowe Price New America Growth Portfolio seeks long-term capital appreciation through investments in companies believed by T. Rowe Price to be in the fast-growing sectors in the United States.

Van Kampen Life Investment Trust (advised by Van Kampen Asset Management)

     Van Kampen LIT Comstock Portfolio (Class 1 Shares) seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

Discontinued Funds

The Fidelity VIP II Index 500 Portfolio (Initial Class) is no longer available under the Policy, except as described below-

If you had Account Value allocated to a Sub-Account which invests in the first Fund listed above as of May 1, 1999, you may maintain your existing allocations and may continue to allocate additional net premium payments or make transfers to that Sub-Account. If you had Account Value allocated to a Sub-Account which invests in one of the last three Funds listed above as of May 1, 1999, you may maintain your existing allocations but may not allocate any additional net premium payments or make any future transfers to that Sub-Account.

Fees and Expenses of the Funds. Fund shares are purchased at net asset value, which reflects the deduction of investment management fees and other expenses. The management fees are charged by each Fund's investment adviser for managing the Fund and selecting its portfolio of securities. Other expenses can include such items as interest expense on loans and contracts with transfer agents, custodians and other companies that provide services to the Fund, and actual expenses may vary. Because they are assessed at the Fund level, you will indirectly bear the fees and expenses of the Funds you select. The table presented earlier in this prospectus shows the range of fees and expenses paid by the Funds as a percentage of average net assets. These fees and expenses are more fully described in the Fund Prospectuses.

Potential Conflicts. We, as well as other affiliated and unaffiliated insurance companies, may also purchase shares of the Funds on behalf of other separate accounts used to fund variable benefits payable under other variable life insurance and variable annuity contracts. As a result, it is possible, though we do not anticipate, that a material conflict may arise between the interests of our policyowners with respect to the Variable Account and those of other variable contractowners with respect to the other separate accounts that participate in the Funds. The Funds have agreed to monitor themselves for the existence of any material conflict between the interests of variable contractowners. In the event of such a conflict involving a Fund, we will take any steps necessary to remedy the conflict including withdrawing the assets of the Variable Account from the Fund. If the Variable Account or another separate account withdraws its assets from a Fund for this reason, the Fund may be forced to sell its portfolio securities at disadvantageous prices which would negatively affect the investment performance of the corresponding Sub-Account.

Our General Account

Our general account consists of all of our assets other than those in our variable separate accounts. Subject to applicable law, we have sole discretion over the investment of our general account assets. Interests in our general account offered through the Fixed Account investment option have not been registered under the Securities Act of 1933 and our general account has not been registered as an investment company under the Investment Company Act of 1940. An allocation of premium to the Fixed Account does not entitle you to share in the investment experience of our general account. Instead, we guarantee that your Fixed Account allocation will accrue interest daily at an effective annual rate of at least 2%, without regard to the actual investment experience of our general account. We may credit a higher rate of interest but are not obligated to do so.

About the Policy

This prospectus describes the standard features of the Policy. The Policy, as issued, may differ in some respects due to the legal requirements of the state where the Policy is issued.

Application and Issuance. To apply for a Policy, you must submit an application to our Principal Office. We will then follow underwriting procedures designed to determine the insurability of the proposed Insured. We offer the Policy on a regular (or medical) underwriting, simplified underwriting, expanded guaranteed issue or guaranteed issue basis. The proposed Insured generally must be less than 81 years old for a Policy to be issued. For Policies underwritten on a medical or simplified basis, we may require that the proposed Insured undergo one or more medical examinations and that you provide us with such additional information as we may deem necessary, before an application is approved. We will issue Policies on an expanded guaranteed issue or guaranteed issue basis with respect to certain groups of Insureds. Policies issued on such basis must be pre-approved based on information you provide to us on a master application and on certain other underwriting requirements which all members of a proposed group of Insureds must meet. Proposed Insureds must be acceptable risks based on our underwriting limits and standards. We will not issue a Policy until the underwriting process has been completed to our satisfaction. In addition, we reserve the right to reject an application that does not meet our underwriting requirements or to "rate" an Insured as a substandard risk, which will result in increased Monthly Cost of Insurance charges.

Death Benefit Compliance Test. The Policy must, at all times, satisfy one of two legal standards for it to qualify as life insurance and thus be entitled to receive favorable tax treatment under applicable federal tax law. We will refer to these standards as the "Cash Value Accumulation Test" and the "Guideline Premium Test." Under both tests, the Death Benefit must effectively always equal or exceed your Account Value multiplied by a certain percentage (the "Death Benefit Percentage"). The Death Benefit Percentages for the Guideline Premium Test vary by age, whereas those for the Cash Value Accumulation Test vary by age and sex. The Death Benefit Percentages for the Cash Value Accumulation Test, in general, are greater than those for the Guideline Premium Test. The Guideline Premium Test imposes limits on the amount of premium you may pay under the Policy, where the Cash Value Accumulation Test does not.

You must specify in the Policy application which of these tests will apply to the Policy. You may not change your selection once the Policy has been issued. In general, if your primary objective is maximum accumulation of Account Value during the initial Policy Years, then the Cash Value Accumulation Test would be the more appropriate choice. If your primary objective is the most economically efficient method of obtaining a specified amount of coverage, then the Guideline Premium Test is generally more appropriate. Because your choice of tests depends on complex factors and may not be changed, you should consult with a qualified tax adviser before deciding.

Initial Premium Payment. A Minimum Premium will be due and payable as of the Issue Date. In general, the Minimum Premium equals 1/12th of the Seven Pay Premium. The Seven Pay Premium is the maximum Premium payment permitted in the first Policy Year of an unrated Policy, not involving a 1035 exchange, so the Policy does not become a Modified Endowment Contract. Pending approval of your application, we will allocate any premium payments you make to our general account. If your application is not approved, we will promptly return your premium payments.

Effective Date of Coverage. Upon approval of your application, we will issue to you a Policy on the life of the Insured which will set forth your rights and our obligations. The Issue Date is the date specified as such in the Policy, from which Policy Anniversaries, Policy Years and Policy Months are measured. The Effective Date of Coverage for the Policy will be the latest of-

- - -	the Issue Date, or the date we approve the application for the Policy, or the date you pay a premium equal to or in excess of the Minimum Premium.

Insurable Interest Requirement. You must have an insurable interest in the life of the Insured up to the full amount of insurance coverage. Otherwise, the Policy will not qualify as life insurance under applicable state insurance and federal tax law. You should consult with a qualified adviser when determining the amount of coverage and before taking any action to increase the amount of existing coverage to ensure that you have an insurable interest for the full amount of coverage.

Right to Return Policy Period. If you are not satisfied with the Policy, you may return it by delivering or mailing it to our Principal Office or to the sales representative through whom you purchased the Policy within 20 days from the date of receipt (unless a different period is applicable under state law) or within 45 days after your application is signed, whichever period ends later (the "Right to Return Policy Period"). If you return the Policy during the Right to Return Policy Period, the Policy will be deemed void and you will receive a refund equal to the sum of-

- - -

the difference between any premium payments made, including fees and charges, and the amounts allocated to the Variable Account and Fixed Account;

the value of the amounts allocated to the Variable Account and the Fixed Account on the date the cancellation request is received by us or the sales representative through whom you purchased the Policy; and

any fees or charges imposed on amounts allocated to the Variable Account and the Fixed Account.

If required by applicable state insurance law, however, you will receive instead a refund equal to the sum of all premium payments made, without regard to the investment experience of the Variable Account. Unless you are entitled to receive a full refund of premium, you bear all of the investment risks with respect to the amount of any net premiums allocated to the Variable Account during the Right to Return Policy Period with respect to the Policy.

If you are entitled under applicable state law to receive a full refund during the Right to Return Policy Period, we will allocate the net premium payments to the MFS/Sun Life Money Market Series Sub-Account during that period beginning on the Investment Start Date. Upon expiration of the Right to Return Policy Period, we will reallocate your Account Value and allocate future net premium payments in accordance with your instructions.

Premium Payments

In general, you may choose the frequency and amount of any additional premium payments subject to the limits described below. All premium payments should be made payable to Sun Life Assurance Company of Canada (U.S.) and mailed to our Principal Office.

General Limitations. We reserve the right to limit the number of premium payments we accept on an annual basis. No premium payment may be less than $100 without our consent, although we will accept a smaller premium payment if it is necessary to keep the Policy in force. We reserve the right not to accept a premium payment that causes the Death Benefit to increase by an amount that exceeds the premium received and we may require satisfactory evidence of insurability before we accept such a premium.

Guideline Premium Test Limitations. The Guideline Premium Test limits the amount of premium you may pay per year. We will not accept premium payments that would, in our opinion, exceed these limits, if you have chosen this test as the applicable Death Benefit Compliance Test, unless you have expressly directed us to do so. We will inform you of the applicable maximum premium limitations for the coming years in our annual report to you. In contrast, the Cash Value Accumulation Test does not impose any additional limitations on the amount of premium you may pay.

Planned Periodic Premiums. While you are not required to make premium payments according to a fixed schedule, you may select a planned periodic premium schedule and corresponding billing period, subject to our premium limits. In general, the billing period must be annual or semiannual. We will send reminder notices for the planned periodic premium at the beginning of each billing period unless reminder notices have been suspended as described below. You are not required, however, to pay the planned periodic premium; you may increase or decrease premium payments, subject to our limits, and you may skip a planned payment or make unscheduled payments. You may change your planned payment schedule or the billing period, subject to our approval. Depending on the investment performance of the Sub-Accounts you select, the planned periodic premium may not be sufficient to keep the Policy in force, and you may need to change your planned payment schedule or make additional payments in order to prevent termination of the Policy. We reserve the right to suspend reminder notices if premiums are not being paid (except for notices in connection with the grace period). We will notify you prior to suspending reminder notices. We will also suspend reminder notices at your written request.

Allocation of Net Premium. Net Premium is the amount you pay as premium minus Expense Charges Applied to Premium. We will allocate Net Premium among the Sub-Accounts and the Fixed Account in accordance with your allocation instructions, except during the Right to Return Policy Period as described above. You will be required to specify initial allocation percentages in the policy application. While there are no limitations concerning the number of Investment Options to which Net Premium may be allocated, we reserve the right to impose minimum allocation amounts, as determined by the Fund, for any or all Investment Options.

You may change the allocation of future Net Premium at any time by submitting an acceptable request to our Service Center. An allocation change will be effective as of the date our Service Center receives your request for that change provided that it is received on a Valuation Date before the close of the New York Stock Exchange. If a request is received on a day that is not a Valuation Date or after the close of the New York Stock Exchange on a Valuation Date, it will become effective on the next Valuation Date.

Modified Endowment Contract. Less favorable federal tax rules apply to life insurance policies that are defined as "Modified Endowment Contracts." One way the Policy could become a Modified Endowment Contract is if you pay premiums in excess of applicable tax-law limitations.

We will notify you if we receive a premium that would, in our opinion, cause the Policy to become a Modified Endowment Contract. We will not credit the premium unless we receive specific instructions from you to do so. If we have not received instructions within 24 hours of the date we sent notice to you, we will immediately return the premium.

Riders and Endorsements

Additional Protection Benefit Rider (APB Rider)

The Policy may be issued with an APB Rider. This rider provides life insurance coverage, annually renewable to Attained Age 100, on the life of the Insured equal to the amount of the APB Rider Death Benefit. You will be required to specify the initial APB Rider Face Amount in the policy application.

The cost of the APB Rider will be included in the Monthly Cost of Insurance deduction. The applicable guaranteed maximum Monthly Cost of Insurance Rates for the APB Rider Death Benefit exceed those for the Base Death Benefit.

Target Premium is the amount of premium specified as such in the Policy, used to determine our sales load charges. Total Face Amount is the sum of the Specified Face Amount and the APB Rider Face Amount.

Two otherwise identical Policies with the same Total Face Amount will have different Target Premiums depending on how much of the Total Face Amount is attributable to the Specified Face Amount versus the APB Rider Face Amount. Target Premium will be lower for the Policy which has the greater APB Rider Face Amount, which will result in lower sales load deductions for that Policy.

If you convert the Policy to a flexible premium universal life insurance policy, any related APB Rider will terminate automatically. An APB Rider will also terminate on the earliest of-

- - -	our receipt of your written request for termination, the lapse of the Policy because of insufficient value, or the termination of the Policy.

Fixed Account Endorsement

All Policies issued on or after December 15, 2002 include the Fixed Account Endorsement, which adds a Fixed Account to the Policy as an additional investment option. Policies issued prior to December 15, 2002 may have this endorsement at the Owner's option. This endorsement may not be available in all states and is provided at no charge. This prospectus presupposes this endorsement is affixed to the Policy.

Directed Deductions Endorsement

At the Owner's option, the Policy may include the Directed Deductions Endorsement. This endorsement gives the Owner the ability to direct from which investment options the Monthly Expense Charge, Monthly Cost of Insurance Charge and Mortality & Expense Risk Charge are taken. This endorsement may not be available in all states and is provided at no charge. This prospectus presupposes this endorsement is affixed to the Policy.

                                                 Death Benefit

Policy Proceeds. If the Policy is in force at the time of the Insured's death and we have received Due Proof of the Insured's death, we will pay your designated beneficiary a lump sum amount equal to-

- - - -	the amount of the Base Death Benefit, minus the amount of any outstanding Policy Debt, plus the amount of any APB Rider Death Benefit, plus the amount of any other supplemental benefits.

The amount of the Base Death Benefit depends upon the death benefit option in effect at the time of the Insured's death.

Death Benefit Options. The Policy has two death benefit options. You will be required to select one of them in the Policy application.

Option A-Specified Face Amount. Under this option, the Base Death Benefit is the greater of-

- -	the Policy's Specified Face Amount, or the Account Value multiplied by the applicable Death Benefit Percentage.

Option B-Specified Face Amount Plus Account Value. Under this option, the Base Death Benefit is the greater of-

- -	the Specified Face Amount plus the Account Value, or the Account Value multiplied by the applicable Death Benefit Percentage.

Option B is not available, however, and you will be deemed to have elected Option A, if you have chosen the Cash Value Accumulation Test as the applicable Death Benefit Compliance Test. There is no charge related to the election of Option B.

As Option B includes the Policy's Account Value, the death benefit will be impacted in a positive or negative manner by the premiums you pay, the investment performance of the Sub-Accounts you select, the interest credited to the Fixed Account, any loans, partial surrenders and the charges we deduct under the Policy. For example, the death benefit may be less if there is

- - - - - -	minimum premium funding, poor investment performance, minimum interest credited to the Fixed Account, an unpaid loan, a partial surrender and/or maximum charge deductions.

At any time the Base Death Benefit is defined as the Account Value multiplied by the applicable Death Benefit Percentage, and the Base Death Benefit minus Account Value exceeds the Policy's Total Face Amount, we reserve the right to distribute Account Value to you as a partial surrender to the extent necessary so that the Base Death Benefit minus Account Value will equal the Total Face Amount. You will not have the option of providing evidence of insurability to maintain a higher level of Base Death Benefit.

We will notify you in writing if we exercise our right to distribute Account Value to you as a partial surrender as described above. You may allocate the partial surrender among the Sub-Accounts and the Fixed Account. If you do not specify the allocation, then we will allocate the partial surrender among the Sub-Accounts and the Fixed Account in the same proportion that the Account Value of each investment option bears to the aggregate Account Value of all Sub-Accounts and the Fixed Account on the date of partial surrender.

Changes in the Death Benefit Option. If you have chosen the Guideline Premium Test as the applicable Death Benefit Compliance Test, then you may change the death benefit option, subject to our underwriting rules in effect at the time of the change. Requests for a change must be made in writing to our Service Center. The effective date of the change will be the Policy Anniversary on or next following the date of receipt of your request.

If you change from Option B to Option A, we will increase the Specified Face Amount by the Account Value. If you

change from Option A to Option B, we will reduce the Specified Face Amount by the Account Value. In either case, the amount of the Base Death Benefit at the time of change will not be altered, but the change will affect the determination of the Base Death Benefit going forward.

A change in the death benefit option could cause total premiums paid prior to the change to exceed the applicable maximum premium limitations under the Guideline Premium Test. The change could also reduce these limitations for future premium payments. If the requested change causes total premiums paid to exceed the applicable maximum premium limitations, you will be required to make a partial surrender of the Policy. You should consult a qualified tax adviser before changing the death benefit option.

APB Rider Death Benefit. The APB Rider Death Benefit is the greater of zero or the result of the APB Rider Face Amount minus the excess, if any, of the Base Death Benefit over-

- -	the Specified Face Amount, if the applicable death benefit option is Option A, or the Specified Face Amount plus the Account Value, if the applicable death benefit option is Option B.

Minimum Face Amount. Total Face Amount is the sum of the Specified Face Amount and the APB Rider Face Amount. In general, the Total Face Amount must be at least $50,000, of which the Specified Face Amount must be at least $5,000. We reserve the right to waive these minimums and to offer the Policy only in conjunction with an APB Rider with a specified APB Rider Face Amount.

Changes in Face Amount. After the end of the first Policy Year, you may change the Specified Face Amount and, if applicable, the APB Rider Face Amount, subject to our underwriting rules in effect at the time of the change. Unless you specify otherwise, we will first apply a change to the APB Rider Face Amount to the extent possible. You must send your request for a change to our Service Center in writing. The Effective Date of Coverage for changes will be-

- -

for any increase in coverage, the Monthly Anniversary Day that falls on or next follows the date we approve the supplemental application for the increase; and

for any decrease in coverage, the Monthly Anniversary Day that falls on or next follows the date we receive your request.

Increases in Face Amount. An increase in the Specified Face Amount and, if applicable, the APB Rider Face Amount, is subject to our underwriting rules in effect at the time of the increase. You may be required to submit satisfactory evidence of the Insured's insurability.

Decreases in Face Amount. The Specified Face Amount may not decrease to less than the Minimum Specified Face Amount specified in the Policy. Similarly, a decrease in Specified Face Amount or APB Rider Face Amount may not decrease the Total Face Amount to an amount less than the Minimum Total Face Amount specified in the Policy. A decrease in face amount will be applied-

- - -	first, to the most recent increase; second, to the next most recent increases, in reverse chronological order; and finally, to the initial face amount.

A decrease in the Specified Face Amount or APB Rider Face Amount could cause total premiums paid prior to the change to exceed the applicable maximum premium limitations under the Guideline Premium Test. The change could also reduce these limitations for future premium payments. If the requested change causes total premiums paid to exceed the applicable maximum premium limitations, you will be required to make a partial surrender of the Policy. You should consult a qualified tax adviser before decreasing the Specified Face Amount or APB Rider Face Amount.

                                                         Account Value

Your Account Value is the sum of the amounts in each Sub-Account and the Fixed Account plus the amount of the Loan Account.

We measure the amounts in the Sub-Accounts in terms of Units and Unit Values. On any given day, the amount you have in a Sub-Account is equal to the Unit Value multiplied by the number of Units credited to you in that Sub-Account. The Units for each Sub-Account will have different Unit Values.

Amounts allocated to a Sub-Account will be used to purchase Units of that Sub-Account. Units are redeemed when you make partial surrenders, undertake policy loans or transfer amounts from a Sub-Account, and for payment of the Mortality and Expense Risk Charge, the Monthly Expense Charge and the Monthly Cost of Insurance Charge. The number of Units of each Sub-Account purchased or redeemed is determined by dividing the dollar amount of the transaction by the Unit Value for the Sub-Account. A Valuation Date is any day on which we, the applicable Fund, and the New York Stock Exchange are open for business. For the first Valuation Date of each Sub-Account, the Unit Value is established at $10.00. The Unit Value for any subsequent Valuation Date is equal to the Unit Value for the preceding Valuation Date multiplied by the Net Investment Factor. The Unit Value of a Sub-Account for any Valuation Date is determined as of the close of the Valuation Period ending on that Valuation Date. The Valuation Period is the period of time from one determination of Unit Values to the next.

Transactions are normally processed on the date we receive a premium at our Principal Office or any acceptable request is received at our Service Center. If your premium or request is received on a date that is not a Valuation Date, or after the close of the New York Stock Exchange on a Valuation Date, the transaction will be processed on the next Valuation Date.

The Investment Start Date is the date we apply your first premium payment, which will be the later of the Issue Date, the Business Day we approve the policy application or the Business Day we receive a premium equal to or in excess of the Minimum Premium.

Account Value in the Investment Options. The Account Value on the Investment Start Date equals-
- - -

that portion of Net Premium received and allocated to the Sub-Accounts and the Fixed Account, minus the Monthly Expense Charges due on the Issue Date and subsequent Monthly Anniversary Days through the Investment Start Date, minus the Monthly Cost of Insurance deductions due from the Issue Date through the Investment Start Date.

The Account Value on subsequent Valuation Dates is equal to-
- - - - - - -

the Account Value attributable to the Sub-Account on the preceding Valuation Date multiplied by that Sub-Account's Net Investment Factor, minus the Daily Risk Percentage multiplied by the number of days in the Valuation Period multiplied by the Account Value in the Sub-Account, plus the value of the Fixed Account on the preceding Valuation Date, accrued at interest, plus that portion of Net Premium received and allocated to the Sub-Accounts and the Fixed Account during the current Valuation Period, plus any amounts transferred by You to the Sub-Accounts and Fixed Account during the current Valuation Period, minus any amounts transferred by You from the Sub-Accounts and Fixed Account during the current Valuation Period, plus that portion of any loan repayment allocated to a Sub-Account and the Fixed Account during the current Valuation Period, plus

- - - - - -

that portion of any interest credited on the Loan Account which is allocated to a Sub-Account and the Fixed Account during the current Valuation Period, minus that portion of any partial surrenders deducted from a Sub-Account and the Fixed Account during the current Valuation Period, minus that portion of any Policy loan transferred from a Sub-Account and the Fixed Account to the Loan Account during the current Valuation Period, minus if a Monthly Anniversary Day occurs during the current Valuation Period, that portion of the Monthly Expense Charge for the Policy Month just beginning charged to the Sub-Accounts and the Fixed Account, minus if a Monthly Anniversary Day occurs during the current Valuation Period, that portion of the Monthly Cost of Insurance for the Policy Month just ending charged to the Sub-Accounts and the Fixed Account, minus if you surrender during the current Valuation Period, that portion of the pro-rata Monthly Cost of Insurance for the Policy month charged to the Sub-Accounts and the Fixed Account.

Net Investment Factor. The Net Investment Factor is used to measure the Sub-Account's investment performance from one Valuation Period to the next. This factor will be greater or less than or equal to one, corresponding to a positive or negative or to a lack of change in the Sub-Account's investment performance for the preceding Valuation Period. Although we do not currently take any federal, state or local taxes into account when determining the Net Investment Factor, we reserve the right to do so. The Net Investment Factor for each Sub-Account for any Valuation Period is determined by dividing the net result of-


- - -

the net asset value of a fund share held in the Sub-Account determined as of the end of the Valuation Period, plus the amount of any dividend or other distribution declared on amounts held in the Sub-Account if the "ex-dividend" date occurs during the Valuation Period, which for some assets will not be credited with investment experience until the dividend is paid, plus or minus a credit or charge with respect to any taxes reserved for by us, or paid by us if not previously reserved for, during the Valuation Period which are determined by us to be attributable to the operation of the Sub-Account,

-by the net asset value of a fund share held in the Sub-Account determined as of the end of the preceding Valuation Period.

Account Value in the Loan Account. The Account Value in the Loan Account is zero on the Investment Start Date.

The Account Value in the Loan Account on any day after the Investment Start Date equals-

- - - -

the Account Value in the Loan Account on the preceding day credited with interest at the rate specified in the Policy as the "interest credited on Loan Account rate" of 4%, plus any amount transferred from the Sub-Accounts or the Fixed Account to the Loan Account for Policy loans requested on that day; minus any loan repayments made on that day, minus

if that day is a Policy Anniversary, any amount transferred to the Sub-Accounts or the Fixed Account by which the Loan Account Value exceeds the outstanding Policy loan.

Insufficient Value. If the Account Value minus the outstanding Policy Debt is less than or equal to zero on a Valuation Date, then the Policy will terminate for no value, subject to the grace period described below.

Grace Period. If, on a Valuation Date, the Policy will terminate by reason of insufficient value, we will allow a grace period. This grace period will allow 61 calendar days from that Valuation Date for the payment of a Net Premium sufficient to cover the deductions from the Account Value. Notice of premium due will be mailed to your last known address or the last known address of any assignee of record. We will assume that your last known address is the address shown on the policy application (or notice of assignment), unless we have received satisfactory written notice of a change in address. If the premium due is not paid during the grace period, then the Policy will terminate without value at the end of the 61 day period without further notice. The Policy will continue to remain in force during this grace period. If the Policy Proceeds become payable during the grace period, then we will deduct any overdue Monthly Cost of Insurance and Monthly Expense Charge from the amount payable. If the Policy terminates by reason of insufficient value, there is no right to reinstate the coverage.

Splitting Units. We reserve the right to split or combine the value of Units. In effecting any such change, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Policy.

                                      Transfer Privileges

You normally may transfer all or a portion of your Account Value among Sub-Accounts and into the Fixed Account. Transfers from the Fixed Account may not exceed the greater of the transfer percentage multiplied by the highest Fixed Account value over the transfer period and the transfer minimum. The transfer percentage, transfer period and transfer minimum are shown in the Policy. We will make transfers pursuant to an acceptable request to our Principal Office.

You may transfer a specified dollar amount or a specified percentage of the investment option's value.

Your transfer privileges are subject to our consent. We reserve the right to impose limitations on transfers, including, but not limited to-

- - -	the minimum amount that may be transferred; the frequency of transfers; and the minimum amount that may remain in an investment option following a transfer from that investment option.

We will notify you in writing of the imposition of a transfer limitation. We do not reserve any right to impose charges for transfers. Any restrictions on transfers will apply to all policyowners in a non-discriminatory fashion.

Short-Term Trading

The Policy is not designed for short-term trading. If you wish to employ such strategies, do not purchase a Policy. Transfer limits and other restrictions, described below, are subject to our ability to monitor transfer activity. Some Owners and their third party intermediaries engaging in short-term trading may employ a variety of strategies to avoid detection. Despite our efforts to prevent short-term trading, there is no assurance that we will be able to identify such Owners or intermediaries or curtail their trading. A failure to detect and curtail short-term trading could result in adverse consequences to Owners. Short-term trading can increase costs for all Owners as a result of excessive portfolio transaction fees. In addition, short-term trading can adversely affect a Fund's performance. If large amounts of money are suddenly transferred out of a Fund, the Fund's investment adviser cannot effectively invest in accordance with the Fund's investment objectives and policies.

The Company has policies and procedures to discourage frequent transfers of Account Value. As described below under "Transfer Privileges," the Policy includes the right to limit the frequency of certain transfers.

Short-term trading activities whether by an individual, a firm or a third party authorized to initiate transfer requests on behalf of Owner(s) may be subject to other restrictions as well. For example, we reserve the right to take actions against short-term trading which restrict your transfer privileges more narrowly than the policies described under "Transfer Privileges", such as requiring transfer requests to be submitted in writing through regular first-class U.S., mail (e.g., no overnight, priority or courier delivery allowed), and refusing any and all transfer instructions.

If we determine that a third party acting on your behalf is engaging (alone or in combination with transfers effected by you directly) in a pattern of short-term trading, we may refuse to process certain transfers requested by such a third party. We may also impose special restrictions on third parties that engage in reallocations of Policy values by limiting the frequency of the transfer, requiring advance notice of the transfer pursuant to in-force service agreements, and reallocating or exchanging 100% of the values in the redeeming subaccounts.

In addition, some of the Funds reserve the right to refuse purchase or transfers requests from the Variable Account if, in the judgment of the Fund's investment adviser, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or the request is considered to be part of a short-term trading strategy. Accordingly, the Variable Account may not be in a position to effectuate some transfers with such Funds and therefore, will be unable to process such transfer requests. We also reserve the right to refuse requests involving transfers to or from the Fixed Account Option.

We reserve the right to waive short-term trading restrictions, where permitted by law and not adverse to the interest of the relevant underlying Fund and other shareholders, in certain instances such as:

-   when a new broker of record is designated for the Policy;

-   when necessary in our view to avoid hardship to an Owner;

-   when underlying Funds are dissolved, merged or substituted.

If short-term trading results as a consequence of waiving the restrictions against short-term trading, it could expose Owners to certain risks. The short-term trading could increase costs for all Owners as a result of excessive portfolio transaction fees. In addition, the short-term trading could adversely affect a Fund's performance. If large amounts of money are suddenly transferred out of a Fund, the Fund's investment adviser cannot effectively invest in accordance with the Fund's investment objectives and policies. Unless the short-term trading policy and the permitted waivers of that policy are applied uniformly, some Owners may experience a different application of the policy and therefore may experience some of these risks. Too much discretion on our part in allowing the waivers of short-term trading policy could result in an unequal treatment of short-term traders by permitting some short-term traders to engage in short-term trading while prohibiting others from doing the same.

                                               Accessing Your Account Value

Surrender. By written request, you may surrender the Policy for its Cash Surrender Value at any time. The date the surrender is processed, the insurance coverage and all other benefits under the Policy will terminate. The Cash Surrender Value is-

- - -	the Account Value, minus the outstanding balance of any outstanding Policy Debt; plus the Sales Load Refund at Surrender, if any.
Sales Load Refund at Surrender is that portion of any premium paid in the Policy Year of surrender that we will refund if you surrender the Policy in the first three Policy Years.

Partial Surrenders. You may make a partial surrender of the Policy once each Policy Year after the first Policy Year by written request to our Service Center. The amount of any partial surrender may not exceed the Account Value minus any outstanding Policy Debt and will be payable in a lump sum. Partial surrenders may have tax consequences. Unless you provide us satisfactory evidence that the Insured remains an acceptable risk based on our underwriting limits and standards, the Total Face Amount will be reduced to the extent necessary so that

- -	the death benefit minus the Account Value immediately after the partial surrender does not exceed the death benefit minus the Account Value immediately before the partial surrender.

If you provide satisfactory evidence of insurability, the Death Benefit will be equal to what it was immediately prior to the partial surrender. After the partial surrender, the Specified Face Amount may not be lower than the minimum Specified Face Amount and the Total Face Amount may not be lower than the minimum Total Face Amount.

You may allocate a partial surrender among the Sub-Accounts and the Fixed Account. If you do not specify the allocation, then we will allocate the partial surrender among the investment options in the same proportion that the Account Value of each investment option bears to the aggregate Account Value less the Loan Account of all investment options on the date of partial surrender.

Policy Loans. Using the Policy as collateral, you may request a policy loan of up to 90% of your Account Value, decreased by the balance of any outstanding Policy Debt on the date the policy loan is made. We will transfer Account Value equal to the amount of the policy loan from the Sub-Accounts and the Fixed Account to the Loan Account on the date the policy loan is made. You may allocate the policy loan among the Sub-Accounts and the Fixed Account. If you do not specify the allocation, then we will allocate the policy loan among the investment options in the same proportion that the Account Value of each investment option bears to the aggregate Account Value less the Loan Account of all investment options immediately prior to the loan.

Interest on the policy loan will accrue daily at an annual rate of 5% in Policy Years 1 through 10 and 4.25% thereafter. This interest will be due and payable to us in arrears on each Policy Anniversary. Any unpaid interest will be added to the principal amount as an additional policy loan and will bear interest at the same rate and in the same manner as the prior policy loan.

The Cash Surrender Value and the Policy Proceeds are reduced by the amount of any outstanding Policy Debt.

All funds we receive from you will be credited to the Policy as premium unless we have received acceptable notice that the funds are to be applied to repay a policy loan. It is generally advantageous to repay a loan rather than to make a premium payment, because premium payments incur expense charges but loan repayments do not. Loan repayments will first reduce the outstanding balance of the policy loan and then accrued but unpaid interest on such loans. We will accept repayment of any policy loan at any time before Maturity. The amount of the loan repayment up to the outstanding balance of the policy loan will be transferred from the Loan Account to the Sub-Accounts and the Fixed Account. You may allocate the loan repayment among the Sub-Accounts and the Fixed Account. If you do not specify the allocation, then we will allocate the loan repayment among the investment options in the same proportion that the Account Value of each investment option bears to the total Account Value minus the Loan Account immediately prior to the loan repayment. We reserve the right to require that loan repayments, up to the amount of the loan allocated to the Fixed Account, first be allocated back to the Fixed Account.

Deferral of Payment. We will usually pay any amount due from the Variable Account within seven days after the Valuation Date following our receipt of written notice for payment or, in the case of death of the Insured, Due Proof of such death. Payment of any amount payable from the Variable Account on death, surrender, partial surrender or policy loan may be postponed whenever-

- - -

the New York Stock Exchange is closed, other than customary weekend and holiday closing, or trading on that exchange is otherwise restricted;

the SEC, by order, permits postponement for the protection of policyowners; or

an emergency exists as determined by the SEC, as a result of which disposal of securities is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable Account.

We may defer payment from the Fixed Account for a period up to six months.

Cash Surrender Value Payable upon Maturity. If the Insured is living and the Policy is in force on the date of Maturity, the Cash Surrender Value is payable to you.

                                          Charges, Deductions and Refunds

Expense Charges Applied to Premium. We deduct charges from each premium payment for premium taxes and our federal tax obligations and as a sales load.

States and a few cities and municipalities may impose taxes on premiums paid for life insurance, which generally range from 2% to 7% of premium but may exceed 7% in some states (for example, Kentucky). We will from time to time determine the applicable premium tax rate based on the rate we expect to pay. The premium tax rate is guaranteed not to exceed 7% for all states except Kentucky, in which case it is guaranteed not to exceed 9%.

We deduct a 1.25% charge from each premium payment for our federal tax obligations. This charge is guaranteed not to exceed 1.25%. The charge for federal tax obligations is referred to as the "DAC tax" in the Policy.

We also charge a sales load guaranteed not to exceed 8.75% on each premium payment up to and including Target Premium (as specified in the Policy) and a 2.25% sales load on premiums paid in excess of Target Premium for each of the first seven Policy Years. Target Premium varies based on the Specified Face Amount and the Insured's Issue Age and sex. There are no sales load charges after the seventh Policy Year. We may reduce or waive the sales load for certain group or sponsored arrangements and corporate purchasers.

Sales Load Refund at Surrender. If you surrender the Policy during the first three Policy Years, we will refund 100% of the sales load charged against premium payments made during the Policy Year in which you surrendered the Policy.

Mortality and Expense Risk Charge. We deduct a daily charge from the assets of the Variable Account for the mortality and expense risks we assume with respect to the Policy. Unless you direct otherwise, we will allocate the Mortality and Expense Risk Charge among the investment options in the same proportion that the Account Value of each investment option bears to the aggregate Account Value of all investment options immediately prior to the deduction. This charge is based on the applicable Daily Risk Percentage, which we will from time to time determine based on our expectations of future interest, mortality experience, persistency, expenses and taxes. Expressed as an equivalent annual rate, the Daily Risk Percentage is guaranteed not to exceed 0.90% (0.0024548% daily) of assets. Our current effective annual rates as a percentage of assets are-

- - -	0.60% (0.0016389% daily) for Policy Years 1 through 10; 0.20% (0.0005474% daily) for Policy Years 11 through 20; and 0.10% (0.0002738% daily) thereafter.

The mortality risk we assume is that the group of lives insured under the Policies may, on average, live for shorter periods of time than we estimated. The expense risk we assume is that our costs of issuing and administering Policies may be more than we estimated.

Monthly Expense Charge. We deduct a flat charge at the beginning of each month to cover administrative and other expenses actually incurred. We will from time to time determine the applicable Monthly Expense Charge based on our expectations of future expenses, which will not exceed $13.75 in any Policy Month. Unless you direct otherwise, we will allocate the Monthly Expense Charge among the investment options in the same proportion that the Account Value of each investment option bears to the aggregate Account Value of all investment options immediately prior to the deduction. Currently, the Monthly Expense Charge is $13.75 per month for the first Policy Year and $7.50 per month thereafter.

Monthly Cost of Insurance. We deduct a Monthly Cost of Insurance charge from your Account Value to cover anticipated costs of providing insurance coverage. This charge is made, in arrears, at the end of each Policy Month. If you surrender the Policy on any day other than a Monthly Anniversary Day, we will deduct a cost of insurance charge on a pro-rata basis. Unless you direct otherwise, we will allocate the Monthly Cost of Insurance deduction among the investment options in the same proportion that the Account Value of each investment option bears to the aggregate Account Value of all investment options immediately prior to the deduction. The deduction will equal the monthly cost of insurance rate multiplied by the Net Amount at Risk, divided by 1000. The deduction will also be adjusted to include any rider charges and any additional charges due to a substandard risk classification. The Net Amount at Risk is determined at the end of the Policy Month prior to the deduction of the Monthly Cost of Insurance and is the Death Benefit less the Account Value. The Net Amount at Risk is affected by the performance of the investment options to which premium is allocated, the cumulative premium paid, any Policy Debt, any partial surrenders, transaction fees and periodic charges.

Monthly Cost of Insurance rates are based on the length of time the Policy has been in force and on the Insured's sex (except for unisex Policies), Issue Age, Class and table rating, if any. We will from time to time determine the applicable rates based on our expectations of future experience with respect to mortality, persistency, interest rates, expenses and taxes. The expenses we consider will include, but not be limited to, any additional commissions we are required to pay as a result of any additional services that a corporate purchaser specifically requests or authorizes to be provided by our agent. We anticipate the cost of insurance rates for coverage under the Policy to be less than the guaranteed maximum monthly rates shown in the Policy, unless the Insured has been rated a substandard risk. The cost of insurance rates shown in the Policy are based on the 1980 Commissioner's Standard Ordinary Mortality Table A (for males and unisex Policies) or Table G (for females). Monthly cost of insurance rates for classes of Insureds with substandard risk ratings are based on multiples of the CSO Mortality Tables described above.

APB Rider Charge. The Account Value will be reduced monthly by the cost of this rider, if attached to the Policy. We anticipate the rider's cost of insurance to be less than the guaranteed maximum monthly rates shown in the Policy for this rider. The rates are based on 125% of the 1980 CSO Mortality Table A (for males and unisex Policies) or G (for females), unless the Insured has been rated a substandard risk. Monthly rider cost of insurance rates for classes of Insured with substandard risk ratings are based on multiples of the CSO Mortality Tables described above.

Reduction of Charges. We reserve the right to reduce any of our charges and deductions in connection with the sale of the Policy if we expect that the sale may result in cost savings, subject to any requirements we may from time to time impose. We may change our requirements based on experience. We will determine the propriety and amount of any reduction. No reduction will be unfairly discriminatory against the interests of any class of policyowner.

Termination of Policy The Policy will terminate on the earliest of-
- - - -	the date we receive your request to surrender, the expiration date of the grace period due to insufficient value, the date of Insured's death or the date of Maturity.

                                               Other Policy Provisions

Alteration. Our sales representatives do not have the authority to either alter or modify the Policy or to waive any of its provisions. The only persons with this authority are our president, actuary, secretary or one of our vice presidents.

Assignments. During the lifetime of the Insured, you may assign all or some of your rights under the Policy. All assignments must be filed at our Service Center and must be in satisfactory written form. The assignment will then be effective as of the date you signed the form, subject to any action taken before we receive it at our Service Center. We are not responsible for the validity or legal effect of any assignment.

Rights of Owner. While the Insured is alive, unless you have assigned any of these rights, you may-

- - - - -

transfer ownership to a new owner;

name a contingent owner who will automatically become the owner of the Policy if you die before the Insured;

change or revoke a contingent owner;

change or revoke a beneficiary; and

exercise all other rights in the Policy.

When you transfer your rights to a new owner, you automatically revoke any prior contingent owner designation. You do not affect a prior beneficiary when you merely transfer ownership, or change or revoke a contingent owner designation. When you want to change or revoke a prior beneficiary designation, you have to specify that action.

You do not need the consent of a beneficiary or a contingent owner in order to exercise any of your rights. However, you must give us written notice of the requested action. The request must be filed at our Service Center and must be in satisfactory written form. Your request will then, except as otherwise specified in the Policy, be effective as of the date you signed the form, subject to any action taken before we receive it at our Service Center.

Rights of Beneficiary. The beneficiary has no rights in the Policy until the death of the Insured. If a beneficiary is alive at that time, the beneficiary will be entitled to payment of the Policy Proceeds as they become due.

Reports to Policyowners. We will send you a report at least once each Policy Year. The report will show current policy values, premiums paid and deductions made since the last report. It will also show the balance of any outstanding policy loans and accrued interest on those loans.

Illustrations. Upon request, we will provide you with a hypothetical illustration of future Account Value and Death Benefits. This illustration will be furnished to you for a fee not to exceed $25.

Conversion. You may convert the Policy into a flexible premium universal life policy offered by an affiliate, Sun Life Assurance Company of Canada, during the first 24 months after the Issue Date while the Policy is in force. Choice of a new policy is subject to our approval and will be restricted to those policies that offer the same Class and rating as the Policy. Our affiliate will issue the new policy with the same Class and rating as the Policy without new evidence of the Insured's insurability. This provision does not apply to the APB Rider, if any, or to any other supplemental benefits that may be attached to the Policy. Any riders or supplemental benefits will terminate automatically when the Policy is converted.

Misstatement of Age or Sex. If the age or sex (unless a unisex Policy) of the Insured is stated incorrectly in the Policy application, the amounts payable by us will be adjusted.

     Misstatement discovered at death-The Death Benefit will be recalculated to that which would be purchased by the most recently charged Monthly Cost of Insurance rate for the correct age or sex.

     Misstatement discovered prior to death-The Account Value will be recalculated from the Issue Date using the Monthly Cost of Insurance rates based on the correct age or sex.

Suicide. Unless state law otherwise requires, if the Insured, whether sane or insane, commits suicide within two years after the Issue Date, we will not pay any part of the Policy Proceeds. We will refund to you the premiums paid, minus the amount of any Policy Debt and any partial surrenders.

Incontestability. All statements made in the application or in a supplemental application are representations and not warranties. We will rely on these statements when approving the issuance, increase in face amount, increase in Base Death Benefit over premium paid, or change in death benefit option of the Policy. We can use no statement in defense of a claim unless the statement was made in the application or in a supplemental application. In the absence of fraud, after a Policy has been in force during the lifetime of the Insured for a period of two years from its Issue Date, we cannot contest it except for non-payment of premiums. However, any increase in the Total Face Amount which is effective after the Issue Date will be incontestable only after the increase has been in force during the lifetime of the Insured for two years from the effective date of coverage of the increase. Any increase in Base Death Benefit over premium paid or increase in Base Death Benefit due to a death benefit option change will be incontestable only after such increase has been in force during the lifetime of the Insured for two years from the date of the increase.

Addition, Deletion or Substitution of Investments. Subject to our obtaining any necessary regulatory approvals, share of other registered open-end investment companies or unit investment trusts may be substituted both for fund shares already purchased by the Variable Account and/or as the security to be purchased in the future. In addition, the investment policies of the Sub-Accounts will not be changed without the approval of the Insurance Commissioner of the State of Delaware. We also reserve the right to eliminate or combine existing Sub-Accounts or to transfer assets between Sub-Accounts. In the event of any substitution or other act described above, we may make appropriate amendment to the Policy to reflect the substitution.

Nonparticipating. The Policy does not pay dividends. The Policy does not share in our profits or surplus earnings.

Modification. Upon notice to you, we may modify the Policy if that modification-

- - - -

is necessary to make the Policy, the Variable Account or the Fixed Account comply with any law or regulation issued by a governmental agency to which we are subject;

is necessary to assure continued qualification of the Policy under the Internal Revenue Code or other federal or state laws as a life insurance policy;

is necessary to reflect a change in the operation of the Variable Account or the Sub-Accounts; or

adds, deletes or otherwise changes Sub-Account options.

We also reserve the right to modify certain provisions of the Policy as stated in those provisions. In the event of any such modification, we may make appropriate amendment to the Policy to reflect the modification.

Entire Contract. Your entire contract with us consists of the Policy, the application(s), any riders, any endorsements, and any other attachments. Any hypothetical illustrations prepared in connection with the Policy do not form a part of our contract with you and are intended solely to provide information about how Policy values may be affected by different investment returns and other factors.

Performance Information

From time to time, we may advertise total return and average annual total return of the Funds. This performance information, presented in sales literature, is based on historical earnings and is not intended to indicate future performance. Total return for a Portfolio refers to the total of the income generated by the Fund net of total operating expenses plus capital gains and losses, realized or unrealized, for the Fund. Total return of the Portfolio, net of Mortality & Expense Risk Charges, refers to the total of the income generated by the Fund net of total operating expenses plus capital gains and losses, realized or unrealized, for the Fund and net of the mortality and expense risk charge. Other charges, fees and expenses payable under the Policy are not deducted from the performance information. Average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative return if the Fund's or Sub-Account's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in the return of the Fund or Sub-Account, they are not the same as actual year-by-year results.

We may compare performance information in reports and promotional literature, to-

- - -

the S&P 500, Dow Jones Industrial Average, Lehman Brothers Aggregate Bond Index or other unmanaged indices so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general;

other groups of variable life separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, such as Morningstar, Inc., who rank such investment products on overall performance or other criteria; or

the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account.

Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to policyowners and prospective policyowners. Topics may include-

- - - - -

the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, short-term trading, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing);

the advantages and disadvantages of investing in tax-deferred and taxable investments;

customer profiles and hypothetical purchase and investment scenarios;

financial management and tax and retirement planning; and

investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Policy and the characteristics of and market for such financial instruments.

The Policy was first offered to the public in 1997. We may, however, advertise return data based on the period of time that the Funds have been in existence. The results for any period prior to the time the Policy was first publicly offered will be calculated as if the Policy had been offered during that period of time.

Voting Rights

We will vote shares of the Funds held in the Variable Account in accordance with instructions received from policyowners having a voting interest in the corresponding Sub-Accounts, to the extent required by law. We will provide each policyowner who has a voting interest in a Sub-Account with the proxy materials of the corresponding Fund, together with an appropriate form for the policyowner to submit its voting instructions to us. We will vote shares for which we receive no timely instructions, together with shares not attributable to any Policy, in the same proportion as those shares held by the Sub-Account for which we receive instructions.

We will determine the number of shares for which you are entitled to provide voting instructions as of the record date established for the applicable Fund. This number is determined by dividing your Account Value in the Sub-Account, if any, by the net asset value of one share in the corresponding Fund.

We may, if required by state insurance regulators, disregard voting instructions if the instructions require shares to be voted to cause a change in the subclassification or investment objective of one or more of the Funds, or to approve or disapprove an investment advisory contract for a Fund. In addition, we may disregard voting instructions in favor of any change in the investment policies or in any investment adviser or principal underwriter of a Fund. Our disapproval of any such change must be reasonable and, in the case of change in investment policies or investment adviser, based on a good faith determination that the change would be contrary to state law or otherwise inappropriate in light of the objectives and purposes of the Fund. If we disregard voting instructions, we will include a summary of and the reasons for that action in our next periodic report to policyowners.

We reserve the right to vote shares held in the Variable Account in our own right, if permitted by applicable law.

Distribution of Policy

The Policy is sold by licensed insurance agents ("Selling Agents") in those states where the Policy may be lawfully sold. Such Selling Agents will be registered representatives of affiliated and unaffiliated broker-dealer firms ("Selling Broker-Dealers") registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. (the "NASD") and who have entered into selling agreements with the Company and our general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 and is a member of the NASD.

The Company (or its affiliates, for the purposes of this section only, collectively, "the Company"), pays the Selling Broker-Dealers compensation for sale of the Policy. The Selling Agents who solicit sales of the Policy typically receive a portion of the compensation paid by the Company to the Selling Broker-Dealers in the form of commissions or other compensation, depending on the agreement between the Selling Broker-Dealer and their Selling Agent. This compensation is not paid directly by the Policy Owner or the Separate Account. The Company intends to recoup this compensation through fees and charges imposed under the Policy, and from profits on payments received by the Company for providing administrative, marketing, and other support and services to the Funds. The amount and timing of commissions the Company may pay to Selling Broker-Dealers is not expected to be more than 15% of premium paid in the first Policy Year and 9% of premium paid in Policy Years two through seven. We may also pay a commission of-

- -	up to 0.10% of Account Value for Policy Years one through seven; up to 0.20% of Account Value for Policy Years eight through twenty; and

-	up to 0.10% of Account Value thereafter.

We may also pay up to an additional 0.15% per annum to broker-dealers who provide additional services specifically requested or authorized by corporate purchasers. The Company may pay or allow other promotional incentives or payments in the form of cash or other compensation to the extent permitted by NASD rules and other applicable laws and regulations.

Federal Income Tax Considerations

The following is a summary of our understanding of current federal income tax laws and is not intended as tax advice. You should be aware that Congress has the power to enact legislation affecting the tax treatment of life insurance contracts which could be applied retroactively. New judicial or administrative interpretation of federal income tax law may also affect the tax treatment of life insurance contracts. The Internal Revenue Code of 1986, as amended (the "Code"), is not in force in the Commonwealth of Puerto Rico. Accordingly, some references in this summary will not apply to Policies issued in Puerto Rico. However, due to IRS Rev. Rul. 2004-75, as amplified by Rev. Rul. 2004-97, we will treat Policy distributions and withdrawals occurring on and after January 1, 2005 as U.S.-source income that is subject to U.S. income tax withholding and reporting. Any person contemplating the purchase of a Policy or any transaction involving a Policy should consult a qualified tax adviser. We do not make any representation or provide any guarantee regarding the federal, state or local tax treatment of any Policy or any transaction involving a Policy.

Our Tax Status

We are taxed as a life insurance company under Subchapter L of the Code. Although we account for the operations of the Variable Account separately from our other operations for purposes of federal income taxation, the Variable Account currently is not separately taxable as a regulated investment company or other taxable entity.

Taxes we pay, or reserve for, that are attributable to the earnings of the Variable Account could affect the Net Investment Factor, which in turn affects your Account Value. Under existing federal income tax law, however, the income (consisting primarily of interest, dividends and net capital gains) of the Variable Account, to the extent applied to increase reserves under the Policy, is not taxable to us. Similarly, no state or local income taxes are currently attributable to the earnings of the Variable Account. Therefore, we do not take any federal, state or local taxes into account when determining the Net Investment Factor. We may take taxes into account when determining the Net Investment Factor in future years if, due to a change in law, our tax status or otherwise, such taxes are attributable to the earnings of the Variable Account.

Taxation of Policy Proceeds

Section 7702 of the Code provides certain tests for whether a policy will be treated as a "life insurance contract" for tax purposes. Provided that the policyowner of the Policy has an insurable interest in the Insured, we believe that the Policy meets these tests, and thus should receive the same federal income tax treatment as a fixed life insurance contract. As such, the Death Benefit under the Policy will generally be eligible for exclusion from the gross income of the beneficiary under Section 101 of the Code, and the policyowner will not be deemed to be in constructive receipt of the increases in Cash Surrender Values, including additions attributable to interest, dividends, appreciation or gains realized upon transfers among the Sub-Accounts and the Fixed Account, until actual receipt thereof.

However, you will be taxed on all of the accumulated income under the Policy on its maturity date and there can be no assurance that an election to extend the maturity date of the Policy will avoid that result. In addition, a corporate owner may be subject to alternative minimum tax on the annual increases in Cash Surrender Values and on the portion of the Death Benefit under the Policy that exceeds its Cash Surrender Value.

To qualify as a life insurance contract under Section 7702, the Policy must satisfy certain actuarial requirements. Section 7702 requires that actuarial calculations be based on mortality charges that meet the "reasonable mortality charge" requirements set forth in the Code, and other charges reasonably expected to be actually paid that are specified in the Policy. The law relating to reasonableness standards for mortality and other charges is based on statutory language and certain IRS pronouncements that do not address all relevant issues. Accordingly, although we believe that the mortality and other charges that are used in the calculations (including those used with respect to Policies issued to so-called "sub-standard risks") meet the applicable requirements, we cannot be certain. It is possible that future regulations will contain standards that would require us to modify the mortality and other charges used in the calculations, and we reserve the right to make any such modifications.

For a variable contract like the Policy to qualify as life insurance for federal income tax purposes, it also must comply with the investment diversification rules found in Section 817 of the Code. We believe that the Variable Account complies with the diversification requirements prescribed by Section 1.817-5 of the Treasury Regulations.

The IRS has stated that satisfaction of the diversification requirements described above by itself does not prevent a contract owner from being treated as the owner of separate account assets under an "owner control" test. If a contract owner is treated as the owner of separate account assets for tax purposes, the contract owner would be subject to taxation on the income and gains from the separate account assets. In published revenue rulings through 1982 and then again in 2003, the IRS has stated that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise control over the investment of the assets. In Rev. Rul. 2003-91, the IRS considered certain variable annuity and variable life insurance contracts and concluded that the owners of the variable contracts would not be considered the owners of the contracts underlying assets for federal income tax purposes.

Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract possesses sufficient incidents of ownership over the assets underlying the variable contract so as to be deemed the owner of those assets for federal income tax purposes will depend on all the facts and circumstances. We do not believe that the differences between the Policy and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the ability to transfer among investment choices should prevent the holding in Rev. Rul. 2003-91 from applying. Nevertheless, you should consult with a competent tax adviser on the potential impact of the investor control rules of the IRS as they relate to the investment decisions and activities you may undertake with respect to the Policy.

The guidelines in Rev. Rul. 2003-91 do not address the treatment of a policyholder which is, or which is affiliated with, an investment manager. Any investment manager or affiliate who purchases a Policy assumes the risk that it may be treated as the owner of the investments underlying the Policy under the "owner control" rules because of the investment manager's control over assets held under the Policy. However, because the diversification rules would permit an investment manager (or its affiliate) to hold a direct investment in an investment option under the Policy, we do not believe that the application of the "owner control" rules to an investment manager (or its affiliate) should affect you.

In the future, the IRS and/or the Treasury Department may issue new rulings, interpretations or regulations on this subject. Accordingly, we reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the owner, for tax purposes, of the underlying assets. We also reserve the right to notify you if we determine that it is no longer practicable to maintain the Policy in a manner that was designed to prevent you from being considered the owner of the assets of the Separate Account. You bear the risk that you may be treated as the owner of Separate Account assets and taxed accordingly.

The tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a Modified Endowment Contract under Section 7702A of the Code. Due to the flexibility of the payment of premiums and other rights you have under the Policy, classification of the Policy as a Modified Endowment Contract will depend upon the individual operation of each Policy. A Policy is a Modified Endowment Contract if the aggregate amount paid under the Policy at any time during the first seven Policy Years exceeds the sum of the net level premiums that would have been paid on or before such time if the Policy provided for paid up future benefits after the payment of seven level annual premiums. If there is a reduction in benefits during the first seven Policy Years, the foregoing computation is made as if the Policy originally had been issued at the reduced benefit level. If there is a "material change" to the Policy, the seven year testing period for Modified Endowment Contract status is restarted. A life insurance contract received in exchange for a Modified Endowment Contract also will be treated as a Modified Endowment Contract.

We have undertaken measures to prevent payment of a premium from inadvertently causing the Policy to become a Modified Endowment Contract. In general, you should consult a qualified tax adviser before undertaking any transaction involving the Policy to determine whether such a transaction would cause the Policy to become a Modified Endowment Contract.

If a Policy is not a Modified Endowment Contract, cash distributions from the Policy are treated first as a nontaxable return of the owner's "Investment in the Policy" and then as a distribution of the income earned under the Policy, which is subject to ordinary income tax. (An exception to this general rule occurs when a cash distribution is made in connection with certain reductions in the death benefit under the Policy in the first fifteen contract years. Such a cash distribution is taxed in whole or in part as ordinary income.) Loans from, or secured by, a Policy that is not a Modified Endowment Contract generally are treated as bona fide indebtedness, and thus are not included in the owner's gross income.

If a Policy is a Modified Endowment Contract, distributions from the Policy are treated as ordinary income subject to ordinary income tax up to the amount equal to the excess of the Account Value (which includes unpaid policy loans) immediately before the distribution over the Investment in the Policy. Loans taken from, or secured by, such a Policy, as well as due but unpaid interest thereon, are taxed in the same manner as distributions from the Policy. A 10 percent additional tax is imposed on the portion of any distribution from, or loan taken from or secured by, a Modified Endowment Contract that is included in income except when the distribution or loan is made on or after the ownerattains age 59 1/2, is attributable to the policyowner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies ) of the policyowner and the policyowner's Beneficiary. These exceptions are not likely to apply where the Policy is not owned by an individual (or held in trust for an individual). For purposes of the computations described in this paragraph, all Modified Endowment Contracts issued by us (or our affiliates) to the same policyowner during any calendar year are treated as one Modified Endowment Contract.

There are substantial limits on the deductibility of policy loan interest. You should consult a qualified tax adviser regarding such deductions.

Upon the complete maturity, surrender or lapse of the Policy, the amount by which the sum of the Policy's Cash Surrender Value and any unpaid Policy Debt exceeds the policyowner's "Investment in the Policy" (as defined below) is treated as ordinary income subject to tax. Any loss incurred upon surrender generally is not deductible. Any corporation that is subject to the alternative minimum tax will also have to make a separate computation of the Investment in the Policy and the gain resulting from the maturity of the Policy, or a surrender or lapse of the Policy for purposes of that tax.

The term "Investment in the Policy" means-

- - -

the aggregate amount of any premiums or other consideration paid for a Policy, minus the aggregate amount received under the Policy which is excluded from the owner's gross income (other than loan amounts), plus the amount of any loan from, or secured by, the Policy that is a Modified Endowment Contract (as defined below) to the extent that such amount is included in the policyowner's gross income.

The "Investment in the Policy" is increased by any unpaid Policy Debt on a Policy that is a Modified Endowment Contract in order to prevent double taxation of income. Since the Policy Debt was treated as a taxable distribution at the time the Policy Debt was incurred, the failure to increase the "Investment in the Policy" by the Policy Debt would cause such amount to be taxed again upon a Policy surrender or lapse.

The amount realized that is taken into account in computing the gain on the complete surrender or lapse of a Policy will include any unpaid Policy Debt on a Policy that is a Modified Endowment Contract even though that amount has already been treated as a taxable distribution.

If a Policy is not a Modified Endowment Contract, then the Investment in the Policy is not affected by the receipt of a loan from, or secured by a Policy.

Whether or not the Policy is a Modified Endowment Contract, however, no payment of the principal of, or the interest due under, any loan from or secured by a Policy will affect the amount of the Investment in the Policy.

A policyowner generally will not recognize gain upon the exchange of the Policy for another life insurance policy issued by us or another insurance company, except to the extent that the policyowner receives cash in the exchange or is relieved of policy indebtedness as a result of the exchange. In no event will the gain recognized exceed the amount by which the Policy's Account Value (which includes unpaid policy loans) exceeds the policyowner's Investment in the Policy.

A transfer of the Policy, a change in the policyowner, a change in the beneficiary, certain other changes to the Policy and particular uses of the Policy (including use in a so called "split-dollar" arrangement) may have tax consequences depending upon the particular circumstances and should not be undertaken prior to consulting with a qualified tax adviser. For instance, if you transfer the Policy or designate a new policyowner in return for valuable consideration (or, in some cases, if the transferor is relieved of a liability as a result of the transfer), then the Death Benefit payable upon the death of the Insured may in certain circumstances be includible in your taxable income to the extent that the Death Benefit exceeds the prior consideration paid for the transfer and any premiums and other amounts paid later by the transferee. Further, in such a case, if the consideration received exceeds your Investment in the Policy, the difference will be taxed to you as ordinary income.

Federal, as well as state and local, estate, inheritance and other tax consequences of ownership or receipt of Policy Proceeds will depend on your individual circumstances and those of the beneficiary.

Withholding

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution unless, prior to the distribution, the Owner provides us his or her taxpayer identification number and instructs us (in the manner prescribed) not to withhold. The Owner may credit against his or her federal income tax liability for the year of distribution any amounts that we withhold.

Tax Return Disclosure

The Company believes that the purchase of a Policy is not currently subject to the tax return disclosure requirements of IRC Section 6011 and Treasury Regulation Section 1.6011-4. However, it is your responsibility, in consultation with your tax and legal counsel and advisers, to make your own determination as to the applicability of the disclosure requirements of IRC Section 6011 and Treasury Regulation Section 1.6011-4 to your federal tax return.

The Company believes that the customer list requirements of IRC Section 6112 and Treasury Regulation Section 1.6112-1 are not currently applicable to such offerings and sales.

Under IRC Section 6111 and Temporary Treasury Regulation Section 301.6111, the Company is required to register with the IRS any offerings or sales of Policies that are considered tax shelters. The Company believes that registration would not be required under current regulations with respect to sales of the offering or sale of a Policy.

Other Information

State Regulation

We are subject to the laws of Delaware governing life insurance companies and to regulation by Delaware's Commissioner of Insurance, whose agents periodically conduct an examination of our financial condition and business operations. We are also subject to the insurance laws and regulations of the jurisdictions in which we are authorized to do business.

We are required to file an annual statement with the insurance regulatory authority of those jurisdictions where we are authorized to do business relating to our business operations and financial condition as of December 31st of the preceding year.

Legal Proceedings

There are no pending legal proceedings which would have a material adverse effect on the Variable Account. We are engaged in various kinds of routine litigation which, in our judgment, is not material to the Variable Account.

Experts

Actuarial matters concerning the Policy have been examined by John E. Coleman, FSA, MAAA, Vice President for Corporate Markets of Sun Life Assurance Company of Canada (U.S.).

Registration Statements

This prospectus is part of a registration statement that has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the Policy. It does not contain all of the information set forth in the registration statement and the exhibits filed as part of the registration statement. You may refer to the registration statement for additional information about us, the Variable Account, the underlying funds and the Policy.

Financial Statements

Our financial statements, provided in the Statement of Additional Information, should be considered only as bearing on our ability to meet our obligations with respect to the death benefit and our assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the shares of any Fund held in the Variable Account. Instructions on how to obtain the Statement of Additional Information are provided on the last page of this prospectus.

Appendix A
Glossary of Terms


Account Value-The sum of the amounts in each Sub-Account, the Fixed Account and the amount of the Loan Account.

Anniversary-The same day in each succeeding year as the day of the year corresponding to the Issue Date.

APB Rider-An Additional Protection Benefit Rider (APB Rider) with which the Policy may be issued to provide additional life insurance coverage under the Policy.

APB Rider Death Benefit-The death benefit under the APB Rider.

APB Rider Face Amount-The amount of APB Rider coverage you request, as specified in your application, used in determining the Death Benefit.

Attained Age-The Insured's Issue Age plus the number of completed Policy Years.

Base Death Benefit-The death benefit under the Policy, exclusive of any APB Rider Death Benefit or any other supplemental benefits.

Business Day-Any day that we are open for business.

Cash Surrender Value-The Account Value less the balance of any outstanding Policy Debt, plus any Sales Load Refund at Surrender.

Class-The risk, underwriting, and substandard table rating, if any, classification of the Insured.

Daily Risk Percentage-The applicable daily rate for deduction of the mortality and expense risk charge.

Death Benefit-The sum of the Base Death Benefit and any APB Rider Death Benefit.

Due Proof-Such evidence as we may reasonably require in order to establish that Policy Proceeds are due and payable.

Effective Date of Coverage-

- - -

Initially, the Investment Start Date;

with respect to any increase in the Total Face Amount, the Monthly Anniversary Day that falls on or next follows the date we approve the supplemental application for such increase; and

with respect to any decrease in the Total Face Amount, the Monthly Anniversary Day that falls on or next follows the date we receive your request.

Expense Charges Applied to Premium-The expense charges applied to premium, consisting of the charges for premium tax, our federal tax obligations with respect to the Policy, and the sales load.

Fixed Account-The portion of the Account Value funded by assets invested in our General Account.

Fund-A mutual fund in which a Sub-Account invests.

General Account-The assets held by us other than those allocated to the Sub-Accounts or any of our other separate accounts.

Insured-The person on whose life the Policy is issued.

Investment Start Date-The date the first premium is applied, which will be the later of

- - -	the Issue Date, the Business Day we approve the application for a Policy, or the Business Day we receive a premium equal to or in excess of the Minimum Premium.

Issue Age-The Insured's age as of the Insured's birthday nearest the Issue Date.

Issue Date-The date specified in the Policy, from which Policy Anniversaries, Policy Years and Policy Months are measured.

Loan Account-An account established for the Policy, the value of which is the principal amount of any outstanding loan against the Policy, plus credited interest thereon.

Minimum Premium-The premium amount due and payable as of the Issue Date, as specified in the Policy. The Minimum Premium varies based on the Class, Issue Age, and sex of the Insured and the Total Face Amount of the Policy.

Monthly Anniversary Day-The same day in each succeeding month as the day of the month corresponding to the Issue Date.

Monthly Cost of Insurance-A deduction made on a monthly basis for the insurance coverage provided by the Policy.

Monthly Expense Charge-A per Policy deduction made on a monthly basis for administration and other expenses.

Net Premium-The amount you pay as the premium minus Expense Charges Applied to Premium.

Our Principal Office-Sun Life Assurance Company of Canada (U.S.)(Attn: Corporate Markets), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, or such other address as we may specify to you by written notice.

Policy Debt-The principal amount of any outstanding loans against the Policy, plus accrued but unpaid interest on such loans.

Policy Month-A one-month period commencing on the Issue Date or any Monthly Anniversary Day and ending on the next Monthly Anniversary Day.

Policy Proceeds-The amount determined in accordance with the terms of the Policy that is payable at the death of the Insured prior to maturity.

Policy Year-A one-year period commencing on the Issue Date or any Anniversary and ending on the next Anniversary.

Sales Load Refund at Surrender-The portion of any premium paid in the Policy Year of surrender that we will refund if you surrender the Policy in the first three Policy Years.

SEC-Securities and Exchange Commission.

Service Center-Andesa TPA, Inc., 1605 N. Cedar Crest Blvd., Suite 502, Allentown, Pennsylvania, 18104-2351, or such other service center or address as we may hereafter specify to you by written notice.

Specified Face Amount-The amount of life insurance coverage you request, as specified in the Policy, exclusive of any APB Rider coverage, used in determining the Death Benefit.

Sub-Accounts-Sub-Accounts into which the assets of the Variable Account are divided, each of which corresponds to an investment choice available to you.

Target Premium-An amount of premium specified as such in the Policy, used to determine our sales load charges.

Total Face Amount-The sum of the Specified Face Amount and the APB Rider Face Amount.

Unit-A unit of measurement that we use to calculate the value of each investment option.

Unit Value-The value of each Unit of assets in an investment option.

Valuation Date-Any day that benefits vary and on which we, the applicable Fund, and the New York Stock Exchange are open for business and any other day as may be required by the applicable rules and regulations of the Securities and Exchange Commission.

Valuation Period-The period of time from one to the next determination of Unit Values. We will determine Unit Values for each Valuation Date as of the close of the New York Stock Exchange on that Valuation Date.

Variable Account-Sun Life of Canada (U.S.) Variable Account G, one of our separate accounts established for the purposes including the funding of variable insurance benefits payable under the Policy.

Appendix B
Privacy Policy

Introduction

At the Sun Life Financial group of companies, protecting your privacy is important to us. Whether you are an existing customer or considering a relationship with us, we recognize that you have an interest in how we may collect, use and share information about you.

Sun Life Financial has a long tradition of safeguarding the privacy of its customers' information. We understand and appreciate the trust and confidence you place in us, and we take seriously our obligation to maintain the confidentiality and security of your personal information.

We invite you to review this Privacy Policy which outlines how we use and protect that information.

Collection of Nonpublic Personal Information by Sun Life Financial

Collecting personal information from you is essential to our ability to offer you high-quality investment, retirement and insurance products. When you apply for a product or service from us, we need to obtain information from you to determine whether we can provide it to you. As part of that process, we may collect information about you, known as nonpublic personal information, from the following sources:
-	Information we receive from you on applications or other forms, such as your name, address, social security number and date of birth;
-	Information about your transactions with us, our affiliates or others, such as other life insurance policies or annuities that you may own; and
-	Information we receive from a consumer reporting agency, such as a credit report.

Limited Use and Sharing of Nonpublic Personal Information by Sun Life Financial

We use the nonpublic personal information we collect to help us provide the products and services you have requested and to maintain and service your accounts. Once we obtain nonpublic personal information from you, we do not disclose it to any third party except as permitted or required by law.

We may share your nonpublic personal information within Sun Life Financial to help us develop innovative financial products and services and to allow our member companies to inform you about them. The Sun Life Financial group of companies provides a wide variety of financial products and services including individual life insurance, individual fixed and variable annuities and group life, disability, and medical stop-loss insurance.

We also may disclose your nonpublic personal information to companies that help in conducting our business or perform services on our behalf, or to other financial institutions with which we have joint marketing agreements. Sun Life Financial is highly selective in choosing these companies, and we require them to comply with strict standards regarding the security and confidentiality of our customers' nonpublic personal information. These companies may use and disclose the information provided to them only for the purpose for which it is provided, as permitted by law.

There also may be times when Sun Life Financial is required to disclose its customers' nonpublic personal information, such as when complying with federal, state or local laws, when responding to a subpoena, or when complying with an inquiry by a governmental agency or regulator.

Our Treatment of Information About Former Customers

Our protection of your nonpublic personal information extends beyond the period of your customer relationship with us. If your customer relationship with us ends, we will not disclose your information to nonaffiliated third parties other than as permitted or required by law.

Security of Your Nonpublic Personal Information

We maintain physical, electronic and procedural safeguards that comply with federal and state regulations to safeguard your nonpublic personal information from unauthorized use or improper access.

Employee Access to Your Nonpublic Personal Information

We restrict access to your nonpublic personal information to those employees who have a business need to know that information in order to provide products or services to you or to maintain your accounts. Our employees are governed by a strict code of conduct and are required to maintain the confidentiality of customer information.

The following Sun Life Financial member companies have adopted this Notice. Other Sun Life Financial affiliated companies have adopted their own privacy policies. Please check their websites for details.
Insurance Companies	Distributors/Broker-Dealers/Underwriters

Sun Life Assurance Company of Canada	Clarendon Insurance Agency, Inc.
Sun Life Assurance Company of Canada (U.S.)	IFMG of Oklahoma, Inc.
Sun Life Insurance and Annuity Company of New York	IFS Agencies, Inc.
Independence Life and Annuity Company	IFS Agencies of Alabama, Inc.
(including the separate accounts of these companies)	IFS Agencies of New Mexico, Inc.
IFS Insurance Agencies of Ohio, Inc.
IFS Insurance Agencies of Texas, Inc.
Independent Financial Marketing Group, Inc.
IFMG Securities, Inc.
LSC Insurance Agency of Arizona, Inc.
LSC Insurance Agency of New Mexico, Inc.

The SAI includes additional information about Sun Life of Canada (U.S.) Variable Account G and is incorporated herein by reference. The SAI and personalized illustrations of death benefits, cash surrender values and cash values are available upon request at no charge. You may make inquiries about the Policy, request an SAI and request a personalized illustration by calling 1-888-594-2654.

You can review and copy the complete registration statement (including the SAI) which contains additional information about us, the Policy and the Variable Account at the SEC's Public Reference Room in Washington, D.C. To find out more about this public service, call the Securities and Exchange Commission at 202-942-8090. Reports and other information about the Policy and its mutual fund investment options are also available on the SEC's website (www.sec.gov), or you can receive copies of this information, for a duplication fee, by writing the Public Reference Section, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0102.

Investment Company Act File No. 811-07837
PART B

STATEMENT OF ADDITIONAL INFORMATION
SUN LIFE CORPORATE VUL
VARIABLE UNIVERSAL LIFE POLICY
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

May 2, 2005

This Statement of Additional Information (SAI) is not a prospectus but it relates to, and should be read in conjunction with, the Sun Life Corporate VUL prospectus, dated May 2, 2005. The SAI is incorporated by reference into the prospectus. The prospectus is available, at no charge, by writing Sun Life Assurance Company of Canada (U.S.)("the Company") at One Sun Life Executive Park, Wellesley Hills, MA 02481 or calling 1-888-594-2654.

TABLE OF CONTENTS
THE COMPANY AND THE VARIABLE ACCOUNT	2
CUSTODIAN	2
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	2
DISTRIBUTION AND UNDERWRITING OF POLICY	2
THE POLICY	2
FINANCIAL STATEMENTS OF SEPARATE ACCOUNT G	5
FINANCIAL STATEMENTS OF THE COMPANY	51
THE COMPANY AND THE VARIABLE ACCOUNT

Sun Life Financial Inc. ("Sun Life Financial"), a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York and Philippine stock exchanges, is the ultimate corporate parent of Sun Life (U.S.). Sun Life Financial ultimately controls Sun Life (U.S.) through the following intervening holding company subsidiaries: Sun Life of Canada (U.S.) Holdings, Inc., Sun Life Financial (U.S.) Investments LLC, Sun Life Financial (U.S.) Holdings, Inc., Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., and Sun Life Financial Corp.

Sun Life of Canada (U.S.) Variable Account G was established in accordance with Delaware law on July 25, 1996 and is registered as a unit investment trust.

CUSTODIAN

We are the Custodian of the assets of the Variable Account. We will purchase Fund shares at net asset value in connection with amounts allocated to the Sub-Accounts in accordance with your instructions, and we will redeem Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account, paying charges relative to the Variable Account or making adjustments for reserves held in the Variable Account.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements of Sun Life Assurance Company of Canada (U.S.) that are included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing therein (which report, dated March 18, 2005, accompanying such financial statements expresses an unqualified opinion and includes explanatory paragraphs relating to the Company's adoption of provisions of Statement of Financial Accounting Standards No. 141, Business Combinations, effective December 31, 2003, American Institute of Certified Public Accountants' Statement of Position 03-01, Accounting and Reporting by Insurance Enterprises of Certain Nontraditional Long-Duration Contracts and for Separate Accounts, effective January 1, 2004, and the provisions of FASB Interpretation No. 46, Consolidation of Variable Interest Entities, an Interpretation of Account Research Bulletin No. 51, effective December 31, 2003, and FASB Interpretation No 46R, Consolidation of Variable Interest Entities, an Interpretation of Accounting Research Bulletin No. 51 (Revised), described in Note 1), and have been included on their authority as experts in accounting and auditing. Their office is located at 200 Berkeley St, Boston, Massachusetts.

The financial statements of Sun Life of Canada (U.S.) Variable Account G that are included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing therein (which report dated April 28, 2005 accompanying the financial statements of Sun Life of Canada (U.S.) Variable Account G expresses an unqualified opinion) and have been included on their authority as experts in accounting and auditing.

DISTRIBUTION AND UNDERWRITING OF THE POLICY

The Policy is sold by licensed insurance agents ("Selling Agents") in those states where the Policy may be lawfully sold. Such Selling Agents will be registered representatives of affiliated and unaffiliated broker-dealer firms ("Selling Broker-Dealers") registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. (the "NASD") and who have entered into selling agreements with the Company and our general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 and is a member of the NASD.

The Company (or its affiliates, for the purposes of this section only, collectively, "the Company"), pays the Selling Broker-Dealers compensation for sale of the Policy. The Selling Agents who solicit sales of the Policy typically receive a portion of the compensation paid by the Company to the Selling Broker-Dealers in the form of commissions or other compensation, depending on the agreement between the Selling Broker-Dealer and their Selling Agent. This compensation is not paid directly by the Policy Owner or the Separate Account. The Company intends to recoup this compensation through fees and charges imposed under the Policy, and from profits on payments received by the Company for providing administrative, marketing, and other support and services to the Funds. The maximum commission payable will be 15% of premium paid in the first Policy Year and 9% of premium paid in Policy Years two through seven. We may also pay a commission of- We may also pay a commission of-

o o o	up to 0.10% of Account Value for Policy Years one through seven; up to 0.20% of Account Value for Policy Years eight through twenty; and up to 0.10% of Account Value thereafter.

We may also pay up to an additional 0.15% per annum to broker-dealers who provide additional services specifically requested or authorized by corporate purchasers. The Company may pay or allow other promotional incentives or payments in the form of cash or other compensation to the extent permitted by NASD rules and other applicable laws and regulations.

THE POLICY

To apply for a Policy, you must submit an application to our Principal Office. We will then follow underwriting procedures designed to determine the insurability of the proposed Insured. We offer the Policy on a regular (or medical) underwriting, simplified underwriting, expanded guaranteed issue or guaranteed issue basis. The proposed Insured generally must be less than 81 years old for a Policy to be issued on a medical underwriting basis, less than 76 for issuance on a simplified underwriting basis and less than 71 for issuance on an expanded guarantee issue or guarantee issue basis. For Policies underwritten on a medical or simplified basis, we may require that the proposed Insured undergo one or more medical examinations and that you provide us with such additional information as we may deem necessary, before an application is approved. We will issue Policies on an expanded guaranteed issue or guaranteed issue basis with respect to certain groups of Insureds. Policies issued on such basis must be pre-approved based on information you provide to us on a master application and on certain other underwriting requirements which all members of a proposed group of Insureds must meet. Proposed Insureds must be acceptable risks based on our underwriting limits and standards. We will not issue a Policy until the underwriting process has been completed to our satisfaction. In addition, we reserve the right to reject an application that does not meet our underwriting requirements or to "rate" an Insured as a substandard risk, which will result in increased cost of insurance charges. The cost of insurance charges are based on the 1980 Commissioner's Standard Ordinary Mortality Table A (for males and unisex Policies) or Table G (for females).

Expense Charges Applied to Premium. We deduct charges from each premium payment for premium taxes and our federal tax obligations and as a sales load.

States and a few cities and municipalities may impose taxes on premiums paid for life insurance. We will from time to time determine the applicable premium tax rate based on the rate we expect to pay. The premium tax rate is guaranteed not to exceed 7% for all states except Kentucky, in which case it is guaranteed not to exceed 9%.

We deduct a 1.25% charge from each premium payment for our federal tax obligations. This charge is guaranteed not to exceed 1.25%.

We also charge a sales load guaranteed not to exceed 8.75% on each premium payment up to and including Target Premium (as specified in the Policy) and a 2.25% sales load on premiums paid in excess of Target Premium for each of the first seven Policy Years. Target Premium varies based on the Specified Face Amount and the Insured's Issue Age and sex. There are no sales load charges after the seventh Policy Year. We may reduce or waive the sales load for certain group or sponsored arrangements and corporate purchasers.

Sales Load Refund at Surrender. If you surrender the Policy during the first three Policy Years, we will refund 100% of the sales load charged against premium payments made during the Policy Year in which you surrendered the Policy.

Reduction of Charges. We reserve the right to reduce any of our charges and deductions in connection with the sale of the Policy if we expect that the sale may result in cost savings, subject to any requirements we may from time to time impose. We may change our requirements based on experience. We will determine the propriety and amount of any reduction. No reduction will be unfairly discriminatory against the interests of any class of policyowner. Additional information may be obtained by calling the Company at 1-888-594-2654.

Increase in Face Amount. After the first policy anniversary, you may request an increase in the Specified Face Amount. You must provide satisfactory evidence of the Insured's insurability. Once requested, an increase will become effective at the next policy anniversary following our approval of your request. The Policy does not allow for an increase if the Insured's Attained Age is greater than 80 on the effective date of the increase.

If there are increases in the Specified Face Amount other than increases caused by changes in the death benefit option, the cost of insurance charge is determined separately for the initial Specified Face Amount and each increase in the Specified Face Amount. In calculating the net amount at risk, your Account Value will first be allocated to the initial death benefit and then to each increase in the Specified Face Amount in the order in which the increases were made.

FINANCIAL STATEMENTS

The financial statements of the Variable Account and Sun Life Assurance Company of Canada (U.S.) are included in this Statement of Additional Information. The consolidated financial statements of Sun Life Assurance Company of Canada (U.S.) are provided as relevant to its ability to meet its financial obligations under the Policies and should not be considered as bearing on the investment performance of the assets held in the Variable Account.

Directors and Officers of

Sun Life Assurance Company of Canada (U.S.)

DONALD A. STEWART, Director

C. JAMES PRIEUR, Chairman and Director

ROBERT C. SALIPANTE, President and Director

THOMAS A. BOGART, Director SUN LIFE CORPORATE VUL

GARY CORSI, Vice President, Chief Financial Officer, Treasurer and Director FUTURITYSM CORPORATE VUL

SCOTT M. DAVIS, Vice President, General Counsel and Director SUN LIFE LARGE CASE VUL

PAUL W. DERKSEN, Director

MARY M. FAY, Vice President, Annuities and Director

CLAUDE A. ACCUM, Vice President, Individual Insurance

JAMES M.A. ANDERSON, Vice President, Investments

KEITH GUBBAY, Vice President and Chief Actuary

ELLEN B. KING, Assistant Vice President, Senior Counsel and Secretary

JANET V. WHITEHOUSE, Vice President, Human Resources and Public Relations

JOHN R. WRIGHT, Executive Vice President, Sun Life Financial U.S. Operations

SUN LIFE ASSURANCE COMPANY

OF CANADA (U.S.)

Corporate Markets:

One Sun Life Executive Park

Wellesley Hills, MA 02481

General Distributor

Clarendon Insurance Agency, Inc. ANNUAL REPORT - DECEMBER 31, 2004

One Sun Life Executive Park, Wellesley Hills, MA 02481

Independent Registered Public Accounting Firm

Deloitte & Touche LLP Professionally Managed Life Insurance Issued by

200 Berkeley Street, Boston, Massachusetts 02116 Sun Life Assurance Company of Canada (U.S.)

This report is prepared for the general information Member of the Sun Life FinancialSM of contract owners. It is authorized for distribution Group of Companies to prospective purchasers only when preceded or

accompanied by an effective prospectus.

Sun Life of Canada (U.S.) Variable Account G

Statement of Condition - December 31, 2004
Assets:
Investments in Mutual Funds:	Shares	Cost	Value
AIM Variable Insurance Funds, Inc.:
AIM V.I. Capital Appreciation Fund ("ACA")	76,472	$1,597,213	$1,735,152
AIM V.I. Core Equity Fund ("AI3")	357	7,252	8,076
AIM V.I. International Growth Fund ("AI4")	9,819	156,343	194,130
AIM V.I. Premier Equity Fund ("AVF")	2,770	51,151	59,002
AllianceBernstein Variable Products Series Fund, Inc.:
VP Growth and Income Portfolio ("AN3")	15,990	348,893	381,677
VP Technology Portfolio ("AN2")	1,586	21,806	23,910
VP Worldwide Privatization Portfolio ("AN4")	14,348	243,092	288,539
Dreyfus Variable Investment Fund:
Appreciation Portfolio ("DCA")	8,113	257,943	288,506
Developing Leaders Portfolio ("DSC")	113,026	3,887,407	4,696,246
Growth and Income Portfolio ("DGI")	542	9,904	11,598
Quality Bond Portfolio ("DQB")	492,035	5,592,623	5,614,122
Dreyfus Stock Index Fund ("DSI")	668,534	17,231,651	20,651,016
Fidelity Variable Insurance Products Funds:
VIP Equity Income Portfolio ("FEI")	670,882	14,256,098	17,020,273
VIP Growth Portfolio ("FGP")	76,489	2,155,858	2,448,410
VIP High Income Portfolio ("FHI")	41,819	266,341	292,735
VIP Money Market Portfolio ("FMM")	134,817	134,817	134,817
VIP Money Market Portfolio SC ("FL5")	22,600	22,600	22,600
Fidelity Variable Insurance Products Funds II:
VIP II Asset Manager: Growth Portfolio ("FAM")	18,448	210,390	235,764
VIP II Contrafund Portfolio ("FCN")	61,729	1,346,681	1,643,239
VIP II Contrafund SC2 Portfolio ("FL1")	103,343	2,322,941	2,723,075
VIP II Growth Portfolio ("FL3")	47,228	1,438,287	1,494,309
VIP II Index 500 Portfolio ("FIP")	403	48,059	55,528
VIP II Overseas Portfolio ("FL2")	94,325	1,476,363	1,640,313
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Fund ("FSC")	4,441	86,241	87,307
Templeton Foreign Securities Fund: Class 1 ("TFS")	3,621	51,159	52,607
Templeton Foreign Securities Fund: Class 2 ("FTI")	27,532	333,730	395,087
Templeton Growth Securities Fund: Class 1 ("TSF")	315,765	3,542,740	4,098,625
Templeton Growth Securities Fund: Class 2 ("FTG")	5,014	57,441	64,331
Goldman Sachs Variable Insurance Trust:
Goldman Sachs VIT CORESM U.S. Equity Fund ("GS3")	6,181	68,624	76,770
Goldman Sachs VIT Capital Growth Fund ("GS7")	5,338	50,859	55,462
INVESCO Variable Investment Funds, Inc.:
INVESCO VIF Small Company Growth Fund ("IV2")	38,140	522,314	587,744
J.P. Morgan Series Trust II:
Bond Portfolio ("JBP")	924,282	10,829,186	11,248,512
Small Company Portfolio ("JSC")	27,982	348,960	500,313
U.S. Large Cap Core Equity Portfolio ("JEP")	21,593	277,242	293,445
Lord Abbett Series Fund, Inc.:
Growth and Income Portfolio ("LA1")	162,286	3,822,423	4,410,935
International Portfolio ("LA3")	730	4,610	6,249
Mid-Cap Value Portfolio ("LA2")	56,775	973,322	1,180,353
MFS/Sun Life Series Trust:
Bond Series ("MF7")	13,447	160,826	162,305
Capital Appreciation Series ("CAS")	326,035	5,346,121	6,276,172
Capital Appreciation Series SC ("MFD")	35,971	596,922	687,403
Capital Opportunities Series ("CO1")	12,725	160,788	168,601
Emerging Growth Series ("EGS")	5,907	70,929	92,451
Emerging Growth Series SC ("MFF")	54,500	757,860	845,288
Global Growth Series ("GGR")	10,209	105,181	125,670
Government Securities Series ("GSS")	696,367	9,285,338	9,164,192
Government Securities Series SC ("MFK")	100,880	1,335,864	1,321,529

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G

Statement of Condition - December 31, 2004 - continued

Assets:
Investments in Mutual Funds (continued):	Shares	Cost	Value
MFS/Sun Life Series Trust (continued):
High Yield Series SC ("MFC")	23,671	$170,340	$172,327
International Growth Series ("IG1")	48,698	598,815	657,425
Massachusetts Investors Growth Stock Series ("MIS")	11,235	89,985	105,837
Massachusetts Investors Growth Stock Series SC ("M1B")	7,396	66,016	69,148
Massachusetts Investors Trust Series ("CGS")	611	13,522	17,261
Massachusetts Investors Trust Series SC ("MFL")	289	7,520	8,126
Mid Cap Growth Series ("MC1")	150,398	776,084	866,292
Money Market Series ("MMS")	34,914,378	34,914,378	34,914,378
New Discovery Series SC ("M1A")	122,511	1,580,879	1,656,347
Research Series ("RES")	898	11,563	14,262
Research Series SC ("RE1")	19,397	293,463	306,077
Strategic Growth Series ("SG1")	107,373	775,411	817,107
Strategic Income Series ("SI1")	961	10,615	10,907
Total Return Series ("TRS")	424,232	7,441,883	8,293,733
Total Return Series SC ("MFJ")	158,927	2,872,009	3,087,957
Utilities Series ("UTS")	1,116	12,619	17,419
Utilities Series SC ("MFE")	57	671	888
Value Series ("MV1")	32,076	467,865	494,928
Neuberger Berman Advisers Management Trust:
Limited Maturity Bond Portfolio ("NLM")	7,277	98,473	93,289
Mid-Cap Growth Portfolio ("NMC")	112,311	1,680,715	2,002,508
Partners Portfolio ("NPP")	5,973	86,141	109,429
Regency Portfolio ("NAR")	76,499	979,407	1,131,425
PIMCO Variable Insurance Trust:
PIMCO Emerging Markets Bond Portfolio ("PMB")	9	119	117
PIMCO High Yield Portfolio ("PHY")	21,511	175,559	180,696
PIMCO Real Return Portfolio ("PRR")	77,698	983,074	1,003,852
PIMCO Total Return Portfolio ("PTR")	246,297	2,568,279	2,588,577
Rydex Variable Trust:
Rydex VT Nova Fund ("RX1")	69	458	569
Rydex VT OTC Fund ("RX2")	2	25	27
Scudder VIT Funds:
Scudder VIT Small Cap Index Fund ("SSC")	52,554	651,721	753,623
Sun Capital Advisers TrustSM:
Sun Capital All Cap Fund ("SCM")	20,278	232,465	252,866
Sun Capital Investment Grade Bond Fund ("SIG")	337,460	3,337,482	3,404,970
Sun Capital Money Market Fund ("SC1")	15,477,237	15,477,237	15,477,237
Sun Capital Real Estate Fund ("SRE")	210,592	3,209,494	4,003,350
SCSM Alger Growth Fund ("SCJ")	-	-	-
SCSM Blue Chip Mid Cap Fund ("SC5")	124,796	1,960,807	2,262,547
SCSM Davis Venture Value Fund ("SC7")	920	8,554	9,760
SCSM Neuberger Berman Mid Cap Value Fund ("SCH")	-	-	-
SCSM Value Mid Cap Fund ("SCA")	-	-	-
SCSM Value Small Cap Fund ("SCB")	127,093	1,769,780	1,933,081
T. Rowe Price Equity Series, Inc.:
Blue Chip Growth Portfolio ("TBC")	9,198	82,320	83,608
Equity Income Portfolio ("REI")	521,424	10,586,161	11,648,611
New America Growth Portfolio ("RNA")	515	8,371	10,018

Net Assets:		$185,872,673	$202,024,967

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G

Statement of Condition - December 31, 2004 - continued
Net Assets Applicable to Contract Owners:	Units	Unit Value	Value
ACA	174,503	$9.9433	$1,735,152
AI3	617	13.1203	8,076
AI4	13,682	14.1829	194,130
AVF	7,274	8.1076	59,002
AN3	30,073	12.6898	381,677
AN2	1,986	12.0736	23,910
AN4	15,219	18.9594	288,539
DCA	24,514	11.7687	288,506
DSC	352,886	13.3093	4,696,246
DGI	1,094	10.6260	11,598
DQB	395,218	14.2101	5,614,122
DSI	2,152,440	9.5906	20,651,016
FEI	1,056,327	16.1126	17,020,273
FGP	177,274	13.8107	2,448,410
FHI	26,937	10.8638	292,735
FMM	-	13.4818	-
FL5	2,242	10.0824	22,600
FAM	21,978	10.7281	235,764
FCN	83,724	19.6278	1,643,239
FL1	189,838	14.3418	2,723,075
FL3	133,887	11.1607	1,494,309
FIP	3,516	15.7286	55,528
FL2	115,242	14.2322	1,640,313
FSC	7,962	10.9649	87,307
TFS	4,519	11.6425	52,607
FTI	24,034	16.4387	395,087
TSF	243,051	16.8633	4,098,625
FTG	3,950	16.2976	64,331
GS3	5,987	12.8254	76,770
GS7	4,915	11.2851	55,462
IV2	43,896	13.3883	587,744
JBP	713,031	15.7792	11,248,512
JSC	30,363	16.4587	500,313
JEP	23,681	12.3915	293,445
LA1	319,388	13.8076	4,410,935
LA3	561	11.1543	6,249
LA2	80,667	14.6174	1,180,353
MF7	15,113	10.7391	162,305
CAS	579,514	10.8301	6,276,172
MFD	60,888	11.2897	687,403
CO1	14,286	11.8019	168,601
EGS	6,880	13.4404	92,451
MFF	70,196	12.0419	845,288
GGR	7,037	17.8466	125,670
GSS	579,747	15.8073	9,164,192
MFK	115,002	11.4869	1,321,529
MFC	11,959	14.4102	172,327
IG1	51,512	12.7624	657,425
MIS	12,059	8.7735	105,837
M1B	6,214	11.1303	69,148
CGS	1,649	10.4789	17,261
MFL	698	11.6512	8,126
MC1	75,199	11.5200	866,292
MMS	2,995,635	11.6561	34,914,378
M1A	132,904	12.4608	1,656,347
RES	1,331	10.7063	14,262
RE1	25,183	12.1540	306,077
SG1	74,624	10.9496	817,107

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G

Statement of Condition - December 31, 2004 - continued
Net Assets Applicable to Contract Owners: (continued)	Units	Unit Value	Value
SI1	987	$11.0527	$10,907
TRS	476,896	17.3903	8,293,733
MFJ	237,715	12.9895	3,087,957
UTS	1,151	15.1367	17,419
MFE	69	13.5985	888
MV1	39,927	12.3957	494,928
NLM	6,730	13.8508	93,289
NMC	156,542	12.7939	2,002,508
NPP	7,734	14.1526	109,429
NAR	96,138	11.7688	1,131,425
PMB	7	17.2312	117
PHY	12,344	14.6416	180,696
PRR	83,689	11.9957	1,003,852
PTR	229,165	11.2961	2,588,577
RX1	67	8.5509	569
RX2	7	7.7910	27
SSC	46,571	16.1824	753,623
SCM	18,179	13.9100	252,866
SIG	248,388	13.7129	3,404,970
SC1	1,504,073	10.2924	15,477,237
SRE	155,069	25.8182	4,003,350
SCJ	-	-	-
SC5	137,998	16.3924	2,262,547
SC7	714	13.6714	9,760
SCH	-	-	-
SCA	-	-	-
SCB	120,273	16.0688	1,933,081
TBC	7,729	10.8171	83,608
REI	790,941	14.7272	11,648,611
RNA	1,023	9.8167	10,018
Net Assets Applicable to Contract Owners			201,890,150
Net Assets Applicable to Sponsor(1)	10,000	13.4818	134,817
Total Net Assets			$202,024,967

(1) All net assets applicable to the Sponsor are held in Fidelity VIP Money Market Portfolio ("FMM")

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G

Statement of Operations - Year Ended December 31, 2004
	ACA	AI3	AI4	AVF	AN3	AN2
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income:
Dividends	$-	$78	$1,109	$268	$2,001	$-
Net investment income	$-	$78	$1,109	$268	$2,001	$-

Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment transactions:
Realized gain (loss) on sale of fund shares	$(34,945)	$269	$502	$6,192	$5,147	$985
Realized gain distributions	-	-	-	-	-	-
Net realized gains (losses)	$(34,945)	$269	$502	$6,192	$5,147	$985
Net unrealized appreciation (depreciation) on investments:
End of year	$137,939	$824	$37,787	$7,851	$32,784	$2,104
Beginning of year	11,990	552	6,094	9,841	9,675	1,124
Change in unrealized appreciation (depreciation)	$125,949	$272	$31,693	$(1,990)	$23,109	$980
Realized and unrealized gains (losses)	$91,004	$541	$32,195	$4,202	$28,256	$1,965
Increase (Decrease) in net assets from operations	$91,004	$619	$33,304	$4,470	$30,257	$1,965

	AN4	DCA	DSC	DGI	DQB	DSI
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income:
Dividends	$280	$11,215	$8,928	$136	$223,520	$343,068
Net investment income	$280	$11,215	$8,928	$136	$223,520	$343,068

Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment transactions:
Realized gain (loss) on sale of fund shares	$316	$1,950	$301,400	$399	$12,263	$(352,654)
Realized gain distributions	-	-	-	-	-	-
Net realized gains (losses)	$316	$1,950	$301,400	$399	$12,263	$(352,654)
Net unrealized appreciation (depreciation) on investments:
End of year	$45,447	$30,563	$808,839	$1,694	$21,499	$3,419,365
Beginning of year	21	18,834	712,301	1,449	61,793	1,437,090
Change in unrealized appreciation (depreciation)	$45,426	$11,729	$96,538	$245	$(40,294)	$1,982,275
Realized and unrealized gains (losses)	$45,742	$13,679	$397,938	$644	$(28,031)	$1,629,621
Increase (Decrease) in net assets from operations	$46,022	$24,894	$406,866	$780	$195,489	$1,972,689

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G

Statement of Operations - Year Ended December 31, 2004 - continued
	FEI	FGP	FHI	FMM	FL5(1)	FAM
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income:
Dividends	$221,575	$5,671	$16,852	$1,611	$74,245	$3,369
Net investment income	$221,575	$5,671	$16,852	$1,611	$74,245	$3,369

Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment transactions:
Realized gain (loss) on sale of fund shares	$42,947	$(35,407)	$4,733	$-	$-	$445
Realized gain distributions	52,932	-	-	-	-	-
Net realized gains (losses)	$95,879	$(35,407)	$4,733	$-	$-	$445
Net unrealized appreciation (depreciation) on investments:
End of year	$2,764,175	$292,552	$26,394	$-	$-	$25,374
Beginning of year	1,363,558	180,794	26,775	-	-	17,774
Change in unrealized appreciation (depreciation)	$1,400,617	$111,758	$(381)	$-	$-	$7,600
Realized and unrealized gains (losses)	$1,496,496	$76,351	$4,352	$-	$-	$8,045
Increase (Decrease) in net assets from operations	$1,718,071	$82,022	$21,204	$1,611	$74,245	$11,414

	FCN	FL1	FL3	FIP	FL2	FSC(2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income:
Dividends	$2,459	$1,548	$659	$709	$8,039	$-
Net investment income	$2,459	$1,548	$659	$709	$8,039	$-

Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment transactions:
Realized gain (loss) on sale of fund shares	$54,519	$24,926	$56,783	$1,030	$63,478	$-
Realized gain distributions	-	-	-	-	-	-
Net realized gains (losses)	$54,519	$24,926	$56,783	$1,030	$63,478	$-
Net unrealized appreciation (depreciation) on investments:
End of year	$296,558	$400,134	$56,022	$7,469	$163,950	$1,066
Beginning of year	159,418	108,391	64,030	4,834	70,411	-
Change in unrealized appreciation (depreciation)	$137,140	$291,743	$(8,008)	$2,635	$93,539	$1,066
Realized and unrealized gains (losses)	$191,659	$316,669	$48,775	$3,665	$157,017	$1,066
Increase (Decrease) in net assets from operations	$194,118	$318,217	$49,434	$4,374	$165,056	$1,066

(1) For the period June 25, 2004 (commencement of operations of Sub-Account) through December 31, 2004
(2) For the period December 17, 2004 (commencement of operations of Sub-Account) through December 31, 2004

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G

Statement of Operations - Year Ended December 31, 2004 - continued
	TFS(2)	FTI	TSF	FTG	GS3	GS7(3)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income:
Dividends	$-	$3,490	$42,475	$570	$801	$376
Net investment income	$-	$3,490	$42,475	$570	$801	$376

Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment transactions:
Realized gain (loss) on sale of fund shares	$-	$1,817	$(35,837)	$4,696	$(125)	$(240)
Realized gain distributions	-	-	-	-	-	-
Net realized gains (losses)	$-	$1,817	$(35,837)	$4,696	$(125)	$(240)
Net unrealized appreciation (depreciation) on investments:
End of year	$1,448	$61,357	$555,885	$6,890	$8,146	$4,603
Beginning of year	-	995	29,374	3,643	91	-
Change in unrealized appreciation (depreciation)	$1,448	$60,362	$526,511	$3,247	$8,055	$4,603
Realized and unrealized gains (losses)	$1,448	$62,179	$490,674	$7,943	$7,930	$4,363
Increase (Decrease) in net assets from operations	$1,448	$65,669	$533,149	$8,513	$8,731	$4,739

	IV2	JBP	JSC	JEP	LA1	LA3
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income:
Dividends	$-	$374,120	$-	$6,199	$34,890	$7
Net investment income	$-	$374,120	$-	$6,199	$34,890	$7

Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment transactions:
Realized gain (loss) on sale of fund shares	$25,163	$7,487	$10,771	$28,632	$74,677	$183
Realized gain distributions	-	198,398	-	-	35,466	-
Net realized gains (losses)	$25,163	$205,885	$10,771	$28,632	$110,143	$183
Net unrealized appreciation (depreciation) on investments:
End of year	$65,430	$419,326	$151,353	$16,203	$588,512	$1,639
Beginning of year	26,068	534,051	59,173	33,248	266,130	828
Change in unrealized appreciation (depreciation)	$39,362	$(114,725)	$92,180	$(17,045)	$322,382	$811
Realized and unrealized gains (losses)	$64,525	$91,160	$102,951	$11,587	$432,525	$994
Increase (Decrease) in net assets from operations	$64,525	$465,280	$102,951	$17,786	$467,415	$1,001

(2) For the period December 17, 2004 (commencement of operations of Sub-Account) through December 31, 2004

(3) For the period May 20, 2004 (commencement of operations of Sub-Account) through December 31, 2004

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G

Statement of Operations - Year Ended December 31, 2004 - continued
	LA2	MF7(4)	CAS	MFD	CO1	EGS
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income:
Dividends	$3,035	$52	$3,496	$-	$178	$-
Net investment income	$3,035	$52	$3,496	$-	$178	$-

Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment transactions:
Realized gain (loss) on sale of fund shares	$25,869	$(25)	$6,533	$6,901	$3,739	$4,393
Realized gain distributions	15,463	13	-	-	-	-
Net realized gains (losses)	$41,332	$(12)	$6,533	$6,901	$3,739	$4,393
Net unrealized appreciation (depreciation) on investments:
End of year	$207,031	$1,479	$930,051	$90,481	$7,813	$21,522
Beginning of year	81,024	-	345,537	32,074	283	14,260
Change in unrealized appreciation (depreciation)	$126,007	$1,479	$584,514	$58,407	$7,530	$7,262
Realized and unrealized gains (losses)	$167,339	$1,467	$591,047	$65,308	$11,269	$11,655
Increase (Decrease) in net assets from operations	$170,374	$1,519	$594,543	$65,308	$11,447	$11,655

	MFF	GGR	GSS	MFK	MFC	IG1
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income:
Dividends	$-	$537	$521,584	$50,634	$2,755	$1,102
Net investment income	$-	$537	$521,584	$50,634	$2,755	$1,102

Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment transactions:
Realized gain (loss) on sale of fund shares	$13,776	$36,907	$(53,125)	$(9,612)	$1,277	$2,303
Realized gain distributions	-	-	-	-	-	-
Net realized gains (losses)	$13,776	$36,907	$(53,125)	$(9,612)	$1,277	$2,303
Net unrealized appreciation (depreciation) on investments:
End of year	$87,428	$20,489	$(121,146)	$(14,335)	$1,987	$58,610
Beginning of year	8,936	37,360	31,759	(10,626)	1,059	1,473
Change in unrealized appreciation (depreciation)	$78,492	$(16,871)	$(152,905)	$(3,709)	$928	$57,137
Realized and unrealized gains (losses)	$92,268	$20,036	$(206,030)	$(13,321)	$2,205	$59,440
Increase (Decrease) in net assets from operations	$92,268	$20,573	$315,554	$37,313	$4,960	$60,542

(4) For the period February 9, 2004 (commencement of operations of Sub-Account) through December 31, 2004

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G

Statement of Operations - Year Ended December 31, 2004 - continued
	MIS	M1B	CGS	MFL(5)	MC1	MMS
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income:
Dividends	$54	$-	$158	$178	$-	$339,175
Net investment income	$54	$-	$158	$178	$-	$339,175

Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment transactions:
Realized gain (loss) on sale of fund shares	$(108)	$1,168	$190	$804	$16,343	$-
Realized gain distributions	-	-	-	-	-	-
Net realized gains (losses)	$(108)	$1,168	$190	$804	$16,343	$-
Net unrealized appreciation (depreciation) on investments:
End of year	$15,852	$3,132	$3,739	$606	$90,208	$-
Beginning of year	6,193	373	2,245	-	8,323	-
Change in unrealized appreciation (depreciation)	$9,659	$2,759	$1,494	$606	$81,885	$-
Realized and unrealized gains (losses)	$9,551	$3,927	$1,684	$1,410	$98,228	$-
Increase (Decrease) in net assets from operations	$9,605	$3,927	$1,842	$1,588	$98,228	$339,175

	M1A	RES	RE1(4)	SG1	SI1	TRS
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income:
Dividends	$-	$104	$28	$-	$479	$165,033
Net investment income	$-	$104	$28	$-	$479	$165,033

Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment transactions:
Realized gain (loss) on sale of fund shares	$53,477	$126	$64	$13,761	$24	$4,565
Realized gain distributions	-	-	-	-	-	-
Net realized gains (losses)	$53,477	$126	$64	$13,761	$24	$4,565
Net unrealized appreciation (depreciation) on investments:
End of year	$75,468	$2,699	$12,614	$41,696	$292	$851,850
Beginning of year	47,709	1,082	-	5,149	17	184,074
Change in unrealized appreciation (depreciation)	$27,759	$1,617	$12,614	$36,547	$275	$667,776
Realized and unrealized gains (losses)	$81,236	$1,743	$12,678	$50,308	$299	$672,341
Increase (Decrease) in net assets from operations	$81,236	$1,847	$12,706	$50,308	$778	$837,374

(4) For the period February 9, 2004 (commencement of operations of Sub-Account) through December 31, 2004

(5) For the period March 2, 2004 (commencement of operations of Sub-Account) through December 31, 2004

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G

Statement of Operations - Year Ended December 31, 2004 - continued
	MFJ	UTS	MFE	MV1	NLM	NMC
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income:
Dividends	$55,438	$262	$12	$2,321	$4,025	$-
Net investment income	$55,438	$262	$12	$2,321	$4,025	$-

Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment transactions:
Realized gain (loss) on sale of fund shares	$46,944	$592	$23	$7,168	$(993)	$143,022
Realized gain distributions	-	-	-	-	-	-
Net realized gains (losses)	$46,944	$592	$23	$7,168	$(993)	$143,022
Net unrealized appreciation (depreciation) on investments:
End of year	$215,948	$4,800	$217	$27,063	$(5,184)	$321,793
Beginning of year	57,717	1,823	87	2,482	(2,982)	122,367
Change in unrealized appreciation (depreciation)	$158,231	$2,977	$130	$24,581	$(2,202)	$199,426
Realized and unrealized gains (losses)	$205,175	$3,569	$153	$31,749	$(3,195)	$342,448
Increase (Decrease) in net assets from operations	$260,613	$3,831	$165	$34,070	$830	$342,448

	NPP	NAR(6)	PMB	PHY	PRR	PTR
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income:
Dividends	$12	$207	$6	$7,739	$6,857	$36,719
Net investment income	$12	$207	$6	$7,739	$6,857	$36,719

Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment transactions:
Realized gain (loss) on sale of fund shares	$10,328	$4,139	$(14)	$(3)	$5,920	$7,474
Realized gain distributions	-	-	6	-	29,575	36,345
Net realized gains (losses)	$10,328	$4,139	$(8)	$(3)	$35,495	$43,819
Net unrealized appreciation (depreciation) on investments:
End of year	$23,288	$152,018	$(2)	$5,137	$20,778	$20,298
Beginning of year	15,243	-	(17)	211	3,424	370
Change in unrealized appreciation (depreciation)	$8,045	$152,018	$15	$4,926	$17,354	$19,928
Realized and unrealized gains (losses)	$18,373	$156,157	$7	$4,923	$52,849	$63,747
Increase (Decrease) in net assets from operations	$18,385	$156,364	$13	$12,662	$59,706	$100,466

(6) For the period July 30, 2004 (commencement of operations of Sub-Account) through December 31, 2004

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G

Statement of Operations - Year Ended December 31, 2004 - continued
	RX1	RX2	SSC	SCM	SIG	SC1
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income:
Dividends	$-	$-	$551	$639	$147,691	$116,131
Net investment income	$-	$-	$551	$639	$147,691	$116,131

Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment transactions:
Realized gain (loss) on sale of fund shares	$2	$(23)	$4,849	$4,169	$45,127	$-
Realized gain distributions	-	-	-	22,471	20,532	-
Net realized gains (losses)	$2	$(23)	$4,849	$26,640	$65,659	$-
Net unrealized appreciation (depreciation) on investments:
End of year	$111	$2	$101,902	$20,401	$67,488	$-
Beginning of year	46	-	6,712	12,071	78,053	-
Change in unrealized appreciation (depreciation)	$65	$2	$95,190	$8,330	$(10,565)	$-
Realized and unrealized gains (losses)	$67	$(21)	$100,039	$34,970	$55,094	$-
Increase (Decrease) in net assets from operations	$67	$(21)	$100,590	$35,609	$202,785	$116,131

	SRE	SCJ	SC5	SC7	SCH	SCA(7)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income:
Dividends	$51,734	$-	$-	$66	$5	$-
Net investment income	$51,734	$-	$-	$66	$5	$-

Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment transactions:
Realized gain (loss) on sale of fund shares	$124,433	$20	$79,806	$442	$71,351	$(2,846)
Realized gain distributions	118,335	-	-	-	521	1,164
Net realized gains (losses)	$242,768	$20	$79,806	$442	$71,872	$(1,682)
Net unrealized appreciation (depreciation) on investments:
End of year	$793,856	$-	$301,740	$1,206	$-	$-
Beginning of year	151,946	111	102,881	697	48,157	-
Change in unrealized appreciation (depreciation)	$641,910	$(111)	$198,859	$509	$(48,157)	$-
Realized and unrealized gains (losses)	$884,678	$(91)	$278,665	$951	$23,715	$(1,682)
Increase (Decrease) in net assets from operations	$936,412	$(91)	$278,665	$1,017	$23,720	$(1,682)

(7) For the period February 25, 2004 (commencement of operations of Sub-Account) through December 31, 2004

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G

Statement of Operations - Year Ended December 31, 2004 - continued
	SCB	TBC(2)	REI	RNA
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income:
Dividends	$-	$-	$128,730	$5
Net investment income	$-	$-	$128,730	$5

Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment transactions:
Realized gain (loss) on sale of fund shares	$35,104	$-	$30,445	$13
Realized gain distributions	118,948	-	209,406	-
Net realized gains (losses)	$154,052	$-	$239,851	$13
Net unrealized appreciation (depreciation) on investments:
End of year	$163,301	$1,288	$1,062,450	$1,647
Beginning of year	74,973	-	397,556	732
Change in unrealized appreciation (depreciation)	$88,328	$1,288	$664,894	$915
Realized and unrealized gains (losses)	$242,380	$1,288	$904,745	$928
Increase (Decrease) in net assets from operations	$242,380	$1,288	$1,033,475	$933

(2) For the period December 17, 2004 (commencement of operations of Sub-Account) through December 31, 2004

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G
Statements of Changes in Net Assets
	ACA Sub-Account		A13 Sub-Account		A14 Sub-Account		AVF Sub-Account		AN3 Sub-Account
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
Operations:	2004	2003	2004	2003	2004	2003	2004	2003	2004	2003
Net investment income (loss)	$-	$-	$78	$37	$1,109	$319	$268	$322	$2,001	$333
Net realized gains (losses)	(34,945)	(29,626)	269	19	502	387	6,192	(37,623)	5,147	(397)
Net unrealized gains (losses)	125,949	270,700	272	562	31,693	6,546	(1,990)	71,788	23,109	11,234
Increase (Decrease) in net assets from operations	$91,004	$241,074	$619	$618	$33,304	$7,252	$4,470	$34,487	$30,257	$11,170

Contract Owner Transactions:
Purchase payments received	$356,581	$360,542	$2,418	$2,847	$71,247	$11,665	$8,747	$39,049	$123,612	$46,318
Net transfers between Sub-Accounts	(54,525)	(11,238)	2,238	-	26,086	38,884	(932)	(38,933)	199,003	(12,518)
Withdrawals, surrenders and annuitizations	(3,791)	(10,469)	-	1	-	-	(66,986)	(63,985)	(13,398)	46
Mortality and expense risk, cost of insurance and contract charges	(24,827)	(22,359)	(1,408)	(705)	(3,197)	(854)	(5,250)	(9,435)	(9,314)	(2,012)
Increase (Decrease) in net assets from contract owner
transactions	$273,438	$316,476	$3,248	$2,143	$94,136	$49,695	$(64,421)	$(73,304)	$299,903	$31,834
Increase (Decrease) in net assets	$364,442	$557,550	$3,867	$2,761	$127,440	$56,947	$(59,951)	$(38,817)	$330,160	$43,004

Net Assets:
Beginning of year	1,370,710	813,160	4,209	1,448	66,690	9,743	118,953	157,770	51,517	8,513
End of year	$1,735,152	$1,370,710	$8,076	$4,209	$194,130	$66,690	$59,002	$118,953	$381,677	$51,517

Unit Activity from Participant Transactions:
Beginning of Year	146,985	112,940	353	150	5,825	1,100	15,515	25,744	4,511	986
Units purchased	36,434	39,643	196	270	5,960	1,386	1,140	5,879	10,697	5,042
Units transferred between Sub-Accounts	(5,869)	(1,470)	182	-	2,155	3,426	(118)	(5,681)	16,819	(1,316)
Units withdrawn, surrendered or canceled	(3,047)	(4,128)	(114)	(67)	(258)	(87)	(9,263)	(10,427)	(1,954)	(201)
End of Year	174,503	146,985	617	353	13,682	5,825	7,274	15,515	30,073	4,511

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G
Statements of Changes in Net Assets - continued
	AN2 Sub-Account		AN4 Sub-Account		DCA Sub-Account		DSC Sub-Account		DGI Sub-Account
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
Operations:	2004	2003	2004	2003	2004	2003	2004	2003	2004	2003
Net investment income (loss)	$-	$-	$280	$-	$11,215	$84	$8,928	$895	$136	$63
Net realized gains (losses)	985	104	316	1	1,950	(10,741)	301,400	(739,002)	399	5,601
Net unrealized gains (losses)	980	1,188	45,426	21	11,729	93,097	96,538	1,190,287	245	19,770
Increase (Decrease) in net assets from operations	$1,965	$1,292	$46,022	$22	$24,894	$82,440	$406,866	$452,180	$780	$25,434

Contract Owner Transactions:
Purchase payments received	$8,342	$497	$207	$113	$42,878	$26,979	$310,724	$512,370	$3,792	$4,184
Net transfers between Sub-Accounts	9,841	(282)	247,231	-	33,426	6,644	745,485	(6,600,026)	(1)	(702,764)
Withdrawals, surrenders and annuitizations	-	(157)	-	-	(299,280)	1,956	(158,300)	(5,456)	-	(86)
Mortality and expense risk, cost of insurance and contract charges	(482)	(159)	(5,047)	(9)	(14,451)	(19,915)	(92,636)	(91,731)	(2,379)	(2,140)
Increase (Decrease) in net assets from contract owner
transactions	$17,701	$(101)	$242,391	$104	$(237,427)	$15,664	$805,273	$(6,184,843)	$1,412	$(700,806)
Increase (Decrease) in net assets	$19,666	$1,191	$288,413	$126	$(212,533)	$98,104	$1,212,139	$(5,732,663)	$2,192	$(675,372)

Net Assets:
Beginning of year	4,244	3,053	126	-	501,039	402,935	3,484,107	9,216,770	9,406	684,778
End of year	$23,910	$4,244	$288,539	$126	$288,506	$501,039	$4,696,246	$3,484,107	$11,598	$9,406

Unit Activity from Participant Transactions:
Beginning of Year	370	382	8	-	45,304	43,810	291,499	1,015,383	953	87,658
Units purchased	741	46	13	9	3,790	2,766	25,203	54,412	380	486
Units transferred between Sub-Accounts	919	(28)	15,505	-	2,976	782	55,918	(768,578)	-	(86,930)
Units withdrawn, surrendered or canceled	(44)	(30)	(307)	(1)	(27,556)	(2,054)	(19,734)	(9,718)	(239)	(261)
End of Year	1,986	370	15,219	8	24,514	45,304	352,886	291,499	1,094	953

(1) For the period May 28, 2003 (commencement of operations of Sub-Account) through December 31, 2003

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G
Statements of Changes in Net Assets - continued
	DQB Sub-Account		DSI Sub-Account		FEI Sub-Account		FGP Sub-Account		FHI Sub-Account
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
Operations:	2004	2003	2004	2003	2004	2003	2004	2003	2004	2003
Net investment income (loss)	$223,520	$220,715	$343,068	$210,733	$221,575	$157,492	$5,671	$4,498	$16,852	$10,906
Net realized gains (losses)	12,263	153,241	(352,654)	(357,524)	95,879	(232,258)	(35,407)	(408,068)	4,733	9,299
Net unrealized gains (losses)	(40,294)	(106,342)	1,982,275	3,732,607	1,400,617	3,183,485	111,758	954,480	(381)	20,171
Increase (Decrease) in net assets from operations	$195,489	$267,614	$1,972,689	$3,585,816	$1,718,071	$3,108,719	$82,022	$550,910	$21,204	$40,376

Contract Owner Transactions:
Purchase payments received	$319,843	$525,274	$1,834,552	$1,824,930	$2,794,652	$2,622,930	$472,830	$437,584	$8,993	$4,144
Net transfers between Sub-Accounts	(3,759)	(594,700)	1,798,676	3,148,300	(34,282)	(106,453)	(27)	(159,658)	65,564	95,715
Withdrawals, surrenders and annuitizations	(536,123)	(146,151)	(1,887,643)	(497,259)	(217,758)	(305,640)	(122,370)	(192,630)	(647)	(874)
Mortality and expense risk, cost of insurance and contract charges	(83,260)	(90,498)	(355,426)	(276,478)	(418,484)	(357,701)	(65,924)	(69,470)	(7,603)	(5,937)
Increase (Decrease) in net assets from contract owner
transactions	$(303,299)	$(306,075)	$1,390,159	$4,199,493	$2,124,128	$1,853,136	$284,509	$15,826	$66,307	$93,048
Increase (Decrease) in net assets	$(107,810)	$(38,461)	$3,362,848	$7,785,309	$3,842,199	$4,961,855	$366,531	$566,736	$87,511	$133,424

Net Assets:
Beginning of year	5,721,932	5,760,393	17,288,168	9,502,859	13,178,074	8,216,219	2,081,879	1,515,143	205,224	71,800
End of year	$5,614,122	$5,721,932	$20,651,016	$17,288,168	$17,020,273	$13,178,074	$2,448,410	$2,081,879	$292,735	$205,224

Unit Activity from Participant Transactions:
Beginning of Year	416,146	439,778	1,994,466	1,407,209	912,163	741,221	155,827	150,653	20,702	9,217
Units purchased	23,760	38,450	207,227	242,931	189,139	232,074	35,073	43,203	877	472
Units transferred between Sub-Accounts	(166)	(44,489)	203,674	434,192	(2,378)	(10,174)	-	(17,499)	6,165	11,772
Units withdrawn, surrendered or canceled	(44,522)	(17,593)	(252,927)	(89,866)	(42,597)	(50,958)	(13,626)	(20,530)	(807)	(759)
End of Year	395,218	416,146	2,152,440	1,994,466	1,056,327	912,163	177,274	155,827	26,937	20,702

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G
Statements of Changes in Net Assets - continued
	FMM Sub-Account		FL5 Sub-Account	FAM Sub-Account		FCN Sub-Account		FL1 Sub-Account
	Year Ended December 31,		Year Ended December 31,	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
Operations:	2004	2003	2004(2)	2004	2003	2004	2003	2004	2003
Net investment income (loss)	$1,611	$1,914	$74,245	$3,369	$2,151	$2,459	$2,336	$1,548	$422
Net realized gains (losses)	-	(1)	-	445	(8,250)	54,519	(37,093)	24,926	(2,078)
Net unrealized gains (losses)	-	-	-	7,600	29,715	137,140	203,262	291,743	115,429
Increase (Decrease) in net assets from operations	$1,611	$1,913	$74,245	$11,414	$23,616	$194,118	$168,505	$318,217	$113,773

Contract Owner Transactions:
Purchase payments received	$-	$-	$30,924,266	$6,602	$6,286	$28,764	$43,742	$677,260	$312,559
Net transfers between Sub-Accounts	-	(376,569)	(30,776,858)	75,008	(9,714)	872,462	116,025	1,194,370	70,439
Withdrawals, surrenders and annuitizations	-	971	-	-	866	(150,988)	(84,371)	(1,274)	(1,352)
Mortality and expense risk, cost of insurance and contract charges	(1)	(2,119)	(199,053)	(5,792)	(3,682)	(24,968)	(18,976)	(63,933)	(18,801)
Increase (Decrease) in net assets from contract owner
transactions	$(1)	$(377,717)	$(51,645)	$75,818	$(6,244)	$725,270	$56,420	$1,806,423	$362,845
Increase (Decrease) in net assets	$1,610	$(375,804)	$22,600	$87,232	$17,372	$919,388	$224,925	$2,124,640	$476,618

Net Assets:
Beginning of year	133,207	509,011	-	148,532	131,160	723,851	498,926	598,435	121,817
End of year	$134,817	$133,207	$22,600	$235,764	$148,532	$1,643,239	$723,851	$2,723,075	$598,435

Unit Activity from Participant Transactions:
Beginning of Year	10,000	28,667	-	14,671	16,070	42,586	37,708	48,020	12,540
Units purchased	-	-	3,087,582	642	690	1,634	3,075	53,025	30,544
Units transferred between Sub-Accounts	-	(18,507)	(3,065,478)	7,231	(1,681)	49,337	8,749	93,755	6,776
Units withdrawn, surrendered or canceled	-	(160)	(19,862)	(566)	(408)	(9,833)	(6,946)	(4,962)	(1,840)
End of Year	10,000	10,000	2,242	21,978	14,671	83,724	42,586	189,838	48,020

(2) For the period June 25, 2004 (commencement of operations of Sub-Account) through December 31, 2004

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G
Statements of Changes in Net Assets - continued
	FL3 Sub-Account		FIP Sub-Account		FL2 Sub-Account		FSC Sub-Account	TFS Sub-Account	FTI Sub-Account

	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
Operations:	2004	2003	2004	2003	2004	2003	2004(3)	2004(3)	2004	2003(4)
Net investment income (loss)	$659	$69	$709	$21,273	$8,039	$453	$-	$-	$3,490	$58
Net realized gains (losses)	56,783	3,479	1,030	(752,376)	63,478	(3,234)	-	-	1,817	209
Net unrealized gains (losses)	(8,008)	67,893	2,635	690,531	93,539	79,890	1,066	1,448	60,362	995
Increase (Decrease) in net assets from operations	$49,434	$71,441	$4,374	$(40,572)	$165,056	$77,109	$1,066	$1,448	$65,669	$1,262

Contract Owner Transactions:
Purchase payments received	$593,549	$277,604	$-	$-	$498,774	$142,611	$86,302	$51,198	$47,892	$-
Net transfers between Sub-Accounts	414,930	120,154	32,567	(1,095,900)	650,595	120,889	-	-	286,396	5,898
Withdrawals, surrenders and annuitizations	(17,436)	(105)	-	(171,333)	(31,134)	125	-	-	-	9
Mortality and expense risk, cost of insurance and contract charges	(37,953)	(11,728)	(1,295)	(7,647)	(32,798)	(6,544)	(61)	(39)	(10,822)	(1,217)
Increase (Decrease) in net assets from contract owner
transactions	$953,090	$385,925	$31,272	$(1,274,880)	$1,085,437	$257,081	$86,241	$51,159	$323,466	$4,690
Increase (Decrease) in net assets	$1,002,524	$457,366	$35,646	$(1,315,452)	$1,250,493	$334,190	$87,307	$52,607	$389,135	$5,952

Net Assets:
Beginning of year	491,785	34,419	19,882	1,335,334	389,820	55,630	-	-	5,952	-
End of year	$1,494,309	$491,785	$55,528	$19,882	$1,640,313	$389,820	$87,307	$52,607	$395,087	$5,952

Unit Activity from Participant Transactions:
Beginning of Year	45,436	4,217	1,378	120,555	31,025	6,335	-	-	430	-
Units purchased	55,911	30,180	-	-	39,937	14,872	7,968	4,522	3,295	-
Units transferred between Sub-Accounts	37,706	12,269	2,226	(102,825)	49,286	10,460	-	-	21,053	528
Units withdrawn, surrendered or canceled	(5,166)	(1,230)	(88)	(16,352)	(5,006)	(642)	(6)	(3)	(744)	(98)
End of Year	133,887	45,436	3,516	1,378	115,242	31,025	7,962	4,519	24,034	430

(3) For the period December 17, 2004 (commencement of operations of Sub-Account) through December 31, 2004

(4) For the period April 10, 2003 (commencement of operations of Sub-Account) through December 31, 2003

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G
Statements of Changes in Net Assets - continued

	TSF Sub-Account		FTG Sub-Account		GS3 Sub-Account		GS7 Sub-Account	IV2 Sub-Account

	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,	Year Ended December 31,
Operations:	2004	2003	2004	2003(5)	2004	2003	2004(6)	2004	2003
Net investment income (loss)	$42,475	$41,594	$570	$188	$801	$4	$376	$-	$-
Net realized gains (losses)	(35,837)	(72,039)	4,696	294	(125)	1	(240)	25,163	2,763
Net unrealized gains (losses)	526,511	766,208	3,247	3,643	8,055	91	4,603	39,362	26,670
Increase (Decrease) in net assets from operations	$533,149	$735,763	$8,513	$4,125	$8,731	$96	$4,739	$64,525	$29,433

Contract Owner Transactions:
Purchase payments received	$350,081	$471,598	$20,599	$657	$17,307	$341	$9,763	$241,480	$104,916
Net transfers between Sub-Accounts	154,073	41,254	19,509	18,242	52,473	60	42,579	79,930	77,696
Withdrawals, surrenders and annuitizations	(121,512)	(21,212)	(104)	(521)	-	-	-	-	46
Mortality and expense risk, cost of insurance and contract charges	(64,346)	(53,786)	(5,306)	(1,383)	(2,316)	(119)	(1,619)	(9,709)	(3,806)
Increase (Decrease) in net assets from contract owner
transactions	$318,296	$437,854	$34,698	$16,995	$67,464	$282	$50,723	$311,701	$178,852
Increase (Decrease) in net assets	$851,445	$1,173,617	$43,211	$21,120	$76,195	$378	$55,462	$376,226	$208,285

Net Assets:
Beginning of year	3,247,180	2,073,563	21,120	-	575	197	-	211,518	3,233
End of year	$4,098,625	$3,247,180	$64,331	$21,120	$76,770	$575	$55,462	$587,744	$211,518

Unit Activity from Participant Transactions:
Beginning of Year	223,841	189,578	1,504	-	53	23	-	17,990	367
Units purchased	21,353	37,070	1,419	55	1,477	35	935	20,597	10,776
Units transferred between Sub-Accounts	10,085	3,300	1,392	1,596	4,654	7	4,134	6,119	7,212
Units withdrawn, surrendered or canceled	(12,228)	(6,107)	(365)	(147)	(197)	(12)	(154)	(810)	(365)
End of Year	243,051	223,841	3,950	1,504	5,987	53	4,915	43,896	17,990

(5) For the period May 2, 2003 (commencement of operations of Sub-Account) through December 31, 2003

(6) For the period May 20, 2004 (commencement of operations of Sub-Account) through December 31, 2004

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G
Statements of Changes in Net Assets - continued
	JBP Sub-Account		JSC Sub-Account		JEP Sub-Account		LA1 Sub-Account		LA3 Sub-Account

	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
Operations:	2004	2003	2004	2003	2004	2003	2004	2003	2004	2003
Net investment income (loss)	$374,120	$296,890	$-	$-	$6,199	$3,912	$34,890	$9,336	$7	$59
Net realized gains (losses)	205,885	286,335	10,771	(19,544)	28,632	(5,453)	110,143	(14,052)	183	(67)
Net unrealized gains (losses)	(114,725)	(206,764)	92,180	120,222	(17,045)	144,008	322,382	310,997	811	1,113
Increase (Decrease) in net assets from operations	$465,280	$376,461	$102,951	$100,678	$17,786	$142,467	$467,415	$306,281	$1,001	$1,105

Contract Owner Transactions:
Purchase payments received	$354,889	$800,730	$15,469	$16,262	$177,164	$188,750	$1,820,565	$754,050	$2,040	$1,991
Net transfers between Sub-Accounts	(91,629)	(575,404)	(1,684)	12,490	(692,549)	1,285	663,183	174,762	1	12
Withdrawals, surrenders and annuitizations	(556)	(292,001)	-	(6,699)	-	(813)	(276)	(3,650)	-	1
Mortality and expense risk, cost of insurance and contract charges	(178,390)	(178,410)	(8,655)	(7,169)	(6,708)	(12,258)	(112,812)	(47,084)	(1,008)	(772)
Increase (Decrease) in net assets from contract owner
transactions	$84,314	$(245,085)	$5,130	$14,884	$(522,093)	$176,964	$2,370,660	$878,078	$1,033	$1,232
Increase (Decrease) in net assets	$549,594	$131,376	$108,081	$115,562	$(504,307)	$319,431	$2,838,075	$1,184,359	$2,034	$2,337

Net Assets:
Beginning of year	10,698,918	10,567,542	392,232	276,670	797,752	478,321	1,572,860	388,501	4,215	1,878
End of year	$11,248,512	$10,698,918	$500,313	$392,232	$293,445	$797,752	$4,410,935	$1,572,860	$6,249	$4,215

Unit Activity from Participant Transactions:
Beginning of Year	707,104	724,379	30,306	29,068	70,487	54,154	128,258	41,527	457	288
Units purchased	23,453	53,477	1,088	1,521	14,537	17,535	146,784	75,663	205	272
Units transferred between Sub-Accounts	(5,889)	(38,881)	(416)	1,047	(60,764)	145	53,292	15,841	-	1
Units withdrawn, surrendered or canceled	(11,637)	(31,871)	(615)	(1,330)	(579)	(1,347)	(8,946)	(4,773)	(101)	(104)
End of Year	713,031	707,104	30,363	30,306	23,681	70,487	319,388	128,258	561	457

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G
Statements of Changes in Net Assets - continued
	LA2 Sub-Account		MF7 Sub-Account	CAS Sub-Account		MFD Sub-Account		CO1 Sub-Account

	Year Ended December 31,		Year Ended December 31,	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
Operations:	2004	2003	2004(7)	2004	2003	2004	2003	2004	2003(8)
Net investment income (loss)	$3,035	$2,088	$52	$3,496	$-	$-	$-	$178	$-
Net realized gains (losses)	41,332	(13,244)	(12)	6,533	(19,485)	6,901	(36)	3,739	1
Net unrealized gains (losses)	126,007	100,538	1,479	584,514	1,040,558	58,407	33,339	7,530	283
Increase (Decrease) in net assets from operations	$170,374	$89,382	$1,519	$594,543	$1,021,073	$65,308	$33,303	$11,447	$284

Contract Owner Transactions:
Purchase payments received	$408,512	$207,544	$161,988	$1,149,155	$1,068,124	$435,864	$196,343	$164,630	$16,611
Net transfers between Sub-Accounts	182,695	(64,745)	(519)	47,298	75,349	-	49	(21,972)	(43)
Withdrawals, surrenders and annuitizations	(161)	(6,668)	-	(4,120)	(11,046)	(19,549)	18	-	-
Mortality and expense risk, cost of insurance and contract charges	(30,494)	(17,049)	(683)	(160,245)	(129,719)	(19,179)	(9,012)	(2,243)	(113)
Increase (Decrease) in net assets from contract owner
transactions	$560,552	$119,082	$160,786	$1,032,088	$1,002,708	$397,136	$187,398	$140,415	$16,455
Increase (Decrease) in net assets	$730,926	$208,464	$162,305	$1,626,631	$2,023,781	$462,444	$220,701	$151,862	$16,739

Net Assets:
Beginning of year	449,427	240,963	-	4,649,541	2,625,760	224,959	4,258	16,739	-
End of year	$1,180,353	$449,427	$162,305	$6,276,172	$4,649,541	$687,403	$224,959	$168,601	$16,739

Unit Activity from Participant Transactions:
Beginning of Year	38,062	25,510	-	476,632	346,448	22,075	539	1,596	-
Units purchased	30,870	22,379	15,223	115,070	137,681	42,532	22,489	14,643	1,607
Units transferred between Sub-Accounts	14,108	(7,449)	(45)	4,245	8,857	-	4	(1,747)	-
Units withdrawn, surrendered or canceled	(2,373)	(2,378)	(65)	(16,433)	(16,354)	(3,719)	(957)	(206)	(11)
End of Year	80,667	38,062	15,113	579,514	476,632	60,888	22,075	14,286	1,596

(7) For the period February 9, 2004 (commencement of operations of Sub-Account) through December 31, 2004

(8) For the period December 24, 2003 (commencement of operations of Sub-Account) through December 31, 2003

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G
Statements of Changes in Net Assets - continued
	EGS Sub-Account		MFF Sub-Account		GGR Sub-Account		GSS Sub-Account		MFK Sub-Account

	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
Operations:	2004	2003	2004	2003	2004	2003	2004	2003	2004	2003
Net investment income (loss)	$-	$-	$-	$-	$537	$985	$521,584	$343,033	$50,634	$44,355
Net realized gains (losses)	4,393	(21,574)	13,776	142	36,907	11	(53,125)	80,806	(9,612)	9,516
Net unrealized gains (losses)	7,262	47,937	78,492	8,942	(16,871)	64,080	(152,905)	(247,822)	(3,709)	(36,100)
Increase (Decrease) in net assets from operations	$11,655	$26,363	$92,268	$9,084	$20,573	$65,076	$315,554	$176,017	$37,313	$17,771

Contract Owner Transactions:
Purchase payments received	$7,751	$6,826	$216,038	$678,630	$3,276	$63,446	$1,532,220	$1,442,355	$592,707	$523,994
Net transfers between Sub-Accounts	3,360	(48,174)	(122,694)	(1,490)	25,800	(9,749)	(1,171,113)	366,574	(434,308)	82,263
Withdrawals, surrenders and annuitizations	(7,148)	(4)	-	(1)	(132,503)	(54,728)	(24,914)	(11,193)	(61,089)	(1,474)
Mortality and expense risk, cost of insurance and contract charges	(5,304)	(5,247)	(21,994)	(4,827)	(5,315)	(11,789)	(214,261)	(226,427)	(33,118)	(36,280)
Increase (Decrease) in net assets from contract owner
transactions	$(1,341)	$(46,599)	$71,350	$672,312	$(108,742)	$(12,820)	$121,932	$1,571,309	$64,192	$568,503
Increase (Decrease) in net assets	$10,314	$(20,236)	$163,618	$681,396	$(88,169)	$52,256	$437,486	$1,747,326	$101,505	$586,274

Net Assets:
Beginning of year	82,137	102,373	681,670	274	213,839	161,583	8,726,706	6,979,380	1,220,024	633,750
End of year	$92,451	$82,137	$845,288	$681,670	$125,670	$213,839	$9,164,192	$8,726,706	$1,321,529	$1,220,024

Unit Activity from Participant Transactions:
Beginning of Year	6,920	11,341	63,948	34	13,847	14,157	572,822	467,971	109,937	58,198
Units purchased	635	657	19,626	64,372	207	5,158	99,257	96,048	52,861	47,759
Units transferred between Sub-Accounts	306	(4,571)	(11,368)	-	1,614	(902)	(76,874)	24,588	(39,320)	7,457
Units withdrawn, surrendered or canceled	(981)	(507)	(2,010)	(458)	(8,631)	(4,566)	(15,458)	(15,785)	(8,476)	(3,477)
End of Year	6,880	6,920	70,196	63,948	7,037	13,847	579,747	572,822	115,002	109,937

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G
Statements of Changes in Net Assets - continued
	MFC Sub-Account		IG1 Sub-Account		MIS Sub-Account		M1B Sub-Account		CGS Sub-Account

	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
Operations:	2004	2003(8)	2004	2003(8)	2004	2003	2004	2003(4)	2004	2003
Net investment income (loss)	$2,755	$-	$1,102	$-	$54	$-	$-	$-	$158	$282
Net realized gains (losses)	1,277	3	2,303	4	(108)	(920)	1,168	59	190	(6,988)
Net unrealized gains (losses)	928	1,059	57,137	1,473	9,659	16,111	2,759	373	1,494	11,528
Increase (Decrease) in net assets from operations	$4,960	$1,062	$60,542	$1,477	$9,605	$15,191	$3,927	$432	$1,842	$4,822

Contract Owner Transactions:
Purchase payments received	$252,830	$384,044	$303,184	$68,769	$18,302	$6,690	$47,514	$12,624	$1,459	$1,270
Net transfers between Sub-Accounts	(463,093)	532	233,059	370	(1)	85	4,175	2,983	-	(13,130)
Withdrawals, surrenders and annuitizations	-	(1)	-	(1)	-	(1,670)	-	12	-	-
Mortality and expense risk, cost of insurance and contract charges	(5,386)	(2,621)	(9,502)	(473)	(2,847)	(2,373)	(1,899)	(620)	(1,219)	(1,380)
Increase (Decrease) in net assets from contract owner
transactions	$(215,649)	$381,954	$526,741	$68,665	$15,454	$2,732	$49,790	$14,999	$240	$(13,240)
Increase (Decrease) in net assets	$(210,689)	$383,016	$587,283	$70,142	$25,059	$17,923	$53,717	$15,431	$2,082	$(8,418)

Net Assets:
Beginning of year	383,016	-	70,142	-	80,778	62,855	15,431	-	15,179	23,597
End of year	$172,327	$383,016	$657,425	$70,142	$105,837	$80,778	$69,148	$15,431	$17,261	$15,179

Unit Activity from Participant Transactions:
Beginning of Year	29,070	-	6,517	-	10,088	9,686	1,517	-	1,624	3,098
Units purchased	18,355	29,269	25,192	6,562	2,321	934	4,455	1,254	152	153
Units transferred between Sub-Accounts	(35,066)	-	20,635	-	-	27	426	327	-	(1,458)
Units withdrawn, surrendered or canceled	(400)	(199)	(832)	(45)	(350)	(559)	(184)	(64)	(127)	(169)
End of Year	11,959	29,070	51,512	6,517	12,059	10,088	6,214	1,517	1,649	1,624

(4) For the period April 10, 2003 (commencement of operations of Sub-Account) through December 31, 2003
(8) For the period December 24, 2003 (commencement of operations of Sub-Account) through December 31, 2003

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G

Statements of Changes in Net Assets - continued
	MFL	MC1		MMS		M1A		RES		RE1
	Sub-Account	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended December 31,	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2004(9)	2004	2003(8)	2004	2003	2004	2003	2004	2003	2004(7)
Operations:
Net investment income (loss)	$178	$-	$-	$339,175	$431,962	$-	$-	$104	$54	$28
Net realized gains (losses)	804	16,343	23	-	-	53,477	(5,120)	126	(255)	64
Net unrealized gains (losses)	606	81,885	8,323	-	-	27,759	53,075	1,617	1,902	12,614
Increase (Decrease) in net assets from operations	$1,588	$98,228	$8,346	$339,175	$431,962	$81,236	$47,955	$1,847	$1,701	$12,706

Contract Owner Transactions:
Purchase payments received	$36	$254,247	$595,002	$837,217	$1,727,252	$389,059	$696,200	$4,888	$3,995	$215,366
Net transfers between Sub-Accounts	7,008	(63,606)	-	(31,854,909)	(2,142,483)	434,519	(28,967)	-	12	79,110
Withdrawals, surrenders and annuitizations	-	-	-	(747,369)	(677,261)	-	231	(554)	-	-
Mortality and expense risk, cost of insurance and contract charges	(506)	(21,849)	(4,076)	(1,506,340)	(2,094,724)	(42,569)	(9,546)	(1,698)	(1,360)	(1,105)
Increase (Decrease) in net assets from contract owner
transactions	$6,538	$168,792	$590,926	$(33,271,401)	$(3,187,216)	$781,009	$657,918	$2,636	$2,647	$293,371
Increase (Decrease) in net assets	$8,126	$267,020	$599,272	$(32,932,226)	$(2,755,254)	$862,245	$705,873	$4,483	$4,348	$306,077

Net Assets:
Beginning of year	-	599,272	-	67,846,604	70,601,858	794,102	88,229	9,779	5,431	-
End of year	$8,126	$866,292	$599,272	$34,914,378	$67,846,604	$1,656,347	$794,102	$14,262	$9,779	$306,077

Unit Activity from Participant Transactions:
Beginning of Year	-	59,452	-	5,869,001	6,145,747	68,306	10,249	1,058	736	-
Units purchased	3	23,800	59,859	71,844	149,742	32,464	62,324	504	487	18,579
Units transferred between Sub-Accounts	742	(5,979)	-	(2,703,557)	(186,171)	35,835	(3,370)	-	1	6,697
Units withdrawn, surrendered or canceled	(47)	(2,074)	(407)	(241,653)	(240,317)	(3,701)	(897)	(231)	(166)	(93)
End of Year	698	75,199	59,452	2,995,635	5,869,001	132,904	68,306	1,331	1,058	25,183

(7) For the period February 9, 2004 (commencement of operations of Sub-Account) through December 31, 2004

(8) For the period December 24, 2003 (commencement of operations of Sub-Account) through December 31, 2003

(9) For the period March 2, 2004 (commencement of operations of Sub-Account) through December 31, 2004

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G

Statements of Changes in Net Assets - continued
	SG1		SI1		TRS		MFJ		UTS
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2004	2003(8)	2004	2003(8)	2004	2003	2004	2003	2004	2003
Operations:
Net investment income (loss)	$-	$-	$479	$-	$165,033	$170,472	$55,438	$10,076	$262	$336
Net realized gains (losses)	13,761	14	24	-	4,565	(35,568)	46,944	(742)	592	(453)
Net unrealized gains (losses)	36,547	5,149	275	17	667,776	712,226	158,231	59,746	2,977	3,117
Increase (Decrease) in net assets from operations	$50,308	$5,163	$778	$17	$837,374	$847,130	$260,613	$69,080	$3,831	$3,000

Contract Owner Transactions:
Purchase payments received	$262,218	$407,299	$3,030	$9,634	$1,219,847	$1,233,116	$1,180,501	$504,192	$5,784	$4,739
Net transfers between Sub-Accounts	116,981	(1,149)	(2,198)	9	864,205	(159,572)	1,026,054	140,149	-	12
Withdrawals, surrenders and annuitizations	-	1	-	-	(154,028)	(14,251)	(48,177)	124	-	(4,031)
Mortality and expense risk, cost of insurance and contract charges	(20,928)	(2,786)	(298)	(65)	(202,880)	(170,637)	(70,840)	(19,154)	(2,718)	(2,049)
Increase (Decrease) in net assets from contract owner
transactions	$358,271	$403,365	$534	$9,578	$1,727,144	$888,656	$2,087,538	$625,311	$3,066	$(1,329)
Increase (Decrease) in net assets	$408,579	$408,528	$1,312	$9,595	$2,564,518	$1,735,786	$2,348,151	$694,391	$6,897	$1,671

Net Assets:
Beginning of year	408,528	-	9,595	-	5,729,215	3,993,429	739,806	45,415	10,522	8,851
End of year	$817,107	$408,528	$10,907	$9,595	$8,293,733	$5,729,215	$3,087,957	$739,806	$17,419	$10,522

Unit Activity from Participant Transactions:
Beginning of Year	39,766	-	936	-	367,218	299,863	63,289	4,540	906	1,039
Units purchased	24,881	40,039	293	942	76,822	91,623	98,937	47,458	456	476
Units transferred between Sub-Accounts	12,035	-	(215)	-	54,950	(11,192)	85,442	13,056	-	1
Units withdrawn, surrendered or canceled	(2,058)	(273)	(27)	(6)	(22,094)	(13,076)	(9,953)	(1,765)	(211)	(610)
End of Year	74,624	39,766	987	936	476,896	367,218	237,715	63,289	1,151	906

(8) For the period December 24, 2003 (commencement of operations of Sub-Account) through December 31, 2003

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G

Statements of Changes in Net Assets - continued
	MFE		MV1		NLM		NMC		NPP
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2004	2003	2004	2003(8)	2004	2003	2004	2003	2004	2003
Operations:
Net investment income (loss)	$12	$9	$2,321	$-	$4,025	$4,969	$-	$-	$12	$-
Net realized gains (losses)	23	14	7,168	7	(993)	940,999	143,022	(459,074)	10,328	(32,889)
Net unrealized gains (losses)	130	78	24,581	2,482	(2,202)	(482,282)	199,426	533,170	8,045	78,280
Increase (Decrease) in net assets from operations	$165	$101	$34,070	$2,489	$830	$463,686	$342,448	$74,096	$18,385	$45,391

Contract Owner Transactions:
Purchase payments received	$343	$342	$281,502	$144,847	$4,770	$6,313	$177,884	$205,464	$67	$2,783
Net transfers between Sub-Accounts	-	-	40,211	-	166	(56,111,453)	810,950	(2,789,479)	49,098	(112,697)
Withdrawals, surrenders and annuitizations	-	-	-	-	(16,294)	76	(207,646)	(86)	(46,362)	(71,844)
Mortality and expense risk, cost of insurance and contract charges	(134)	(111)	(7,197)	(994)	(5,964)	(113,429)	(15,566)	(29,006)	(1,612)	(7,440)
Increase (Decrease) in net assets from contract owner
transactions	$209	$231	$314,516	$143,853	$(17,322)	$(56,218,493)	$765,622	$(2,613,107)	$1,191	$(189,198)
Increase (Decrease) in net assets	$374	$332	$348,586	$146,342	$(16,492)	$(55,754,807)	$1,108,070	$(2,539,011)	$19,576	$(143,807)

Net Assets:
Beginning of year	514	182	146,342	-	109,781	55,864,588	894,438	3,433,449	89,853	233,660
End of year	$888	$514	$494,928	$146,342	$93,289	$109,781	$2,002,508	$894,438	$109,429	$89,853

Unit Activity from Participant Transactions:
Beginning of Year	50	24	13,598	-	7,982	4,163,286	81,333	399,740	7,553	26,534
Units purchased	30	39	23,762	13,691	346	464	14,375	19,207	5	268
Units transferred between Sub-Accounts	-	-	3,202	-	12	(4,147,345)	80,555	(334,492)	3,995	(12,470)
Units withdrawn, surrendered or canceled	(11)	(13)	(635)	(93)	(1,610)	(8,423)	(19,721)	(3,122)	(3,819)	(6,779)
End of Year	69	50	39,927	13,598	6,730	7,982	156,542	81,333	7,734	7,553

(8) For the period December 24, 2003 (commencement of operations of Sub-Account) through December 31, 2003

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G

Statements of Changes in Net Assets - continued
	NAR	PMB		PHY		PRR		PTR
	Sub-Account	Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended December 31,	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2004(10)	2004	2003(11)	2004	2003(4)	2004	2003(4)	2004	2003(4)
Operations:
Net investment income (loss)	$207	$6	$3	$7,739	$170	$6,857	$1,257	$36,719	$3,257
Net realized gains (losses)	4,139	(8)	36	(3)	35	35,495	5,677	43,819	3,003
Net unrealized gains (losses)	152,018	15	(17)	4,926	211	17,354	3,424	19,928	370
Increase (Decrease) in net assets from operations	$156,364	$13	$22	$12,662	$416	$59,706	$10,358	$100,466	$6,630

Contract Owner Transactions:
Purchase payments received	$62,304	$201	$165	$54,480	$81	$416,263	$54,681	$618,188	$185,071
Net transfers between Sub-Accounts	921,960	95	399	114,972	4,527	341,678	155,454	1,559,781	209,531
Withdrawals, surrenders and annuitizations	-	(672)	-	-	-	(659)	(3,923)	(11,160)	(3,512)
Mortality and expense risk, cost of insurance and contract charges	(9,203)	(62)	(44)	(5,511)	(931)	(23,281)	(6,425)	(67,987)	(8,431)
Increase (Decrease) in net assets from contract owner
transactions	$975,061	$(438)	$520	$163,941	$3,677	$734,001	$199,787	$2,098,822	$382,659
Increase (Decrease) in net assets	$1,131,425	$(425)	$542	$176,603	$4,093	$793,707	$210,145	$2,199,288	$389,289

Net Assets:
Beginning of year	-	542	-	4,093	-	210,145	-	389,289	-
End of year	$1,131,425	$117	$542	$180,696	$4,093	$1,003,852	$210,145	$2,588,577	$389,289

Unit Activity from Participant Transactions:
Beginning of Year	-	35	-	307	-	19,082	-	36,149	-
Units purchased	5,974	13	11	3,855	6	36,727	5,084	56,215	17,376
Units transferred between Sub-Accounts	91,022	6	27	8,583	374	29,957	14,962	143,969	19,895
Units withdrawn, surrendered or canceled	(858)	(47)	(3)	(401)	(73)	(2,077)	(964)	(7,168)	(1,122)
End of Year	96,138	7	35	12,344	307	83,689	19,082	229,165	36,149

(4) For the period April 10, 2003 (commencement of operations of Sub-Account) through December 31, 2003

(10) For the period July 30, 2004 (commencement of operations of Sub-Account) through December 31, 2004

(11) For the period October 24, 2003 (commencement of operations of Sub-Account) through December 31, 2003

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G

Statements of Changes in Net Assets - continued

	RX1		RX2		SSC		SCM		SIG
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account

	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2004	2003	2004	2003(12)	2004	2003(13)	2004	2003	2004	2003

Operations:
Net investment income (loss)	$-	$-	$-	$-	$551	$-	$639	$731	$147,691	$162,192
Net realized gains (losses)	2	(26)	(23)	(1)	4,849	95	26,640	162	65,659	35,662
Net unrealized gains (losses)	65	91	2	-	95,190	6,712	8,330	12,061	(10,565)	77,204
Increase (Decrease) in net assets from operations	$67	$65	$(21)	$(1)	$100,590	$6,807	$35,609	$12,954	$202,785	$275,058

Contract Owner Transactions:
Purchase payments received	$299	$130	$67	$-	$114,981	$13,895	$119,049	$365	$840,995	$2,373,500
Net transfers between Sub-Accounts	-	-	-	12	456,176	76,512	(9,739)	100,491	(171,544)	1,532,981
Withdrawals, surrenders and annuitizations	-	-	-	-	-	-	-	-	(643,304)	(803,930)
Mortality and expense risk, cost of insurance and contract charges	(55)	(64)	(29)	(1)	(14,544)	(794)	(5,104)	(950)	(110,130)	(157,939)
Increase (Decrease) in net assets from contract owner transactions	$244	$66	$38	$11	$556,613	$89,613	$104,206	$99,906	$(83,983)	$2,944,612
Increase (Decrease) in net assets	$311	$131	$17	$10	$657,203	$96,420	$139,815	$112,860	$118,802	$3,219,670

Net Assets:
Beginning of year	258	127	10	-	96,420	-	113,051	191	3,286,168	66,498
End of year	$569	$258	$27	$10	$753,623	$96,420	$252,866	$113,051	$3,404,970	$3,286,168

Unit Activity from Participant Transactions:
Beginning of Year	35	24	1	-	7,000	-	9,785	25	255,079	5,659
Units purchased	39	21	9	-	8,143	1,097	9,621	41	64,015	196,664
Units transferred between Sub-Accounts	-	-	-	2	32,438	5,963	(818)	9,808	(13,623)	127,905
Units withdrawn, surrendered or canceled	(7)	(10)	(3)	(1)	(1,010)	(60)	(409)	(89)	(57,083)	(75,149)
End of Year	67	35	7	1	46,571	7,000	18,179	9,785	248,388	255,079

(12) For the period December 22, 2003 (commencement of operations of Sub-Account) through December 31, 2003

(13) For the period July 31, 2003 (commencement of operations of Sub-Account) through December 31, 2003

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G

Statements of Changes in Net Assets - continued

	SC1		SRE		SCJ		SC5		SC7
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account

	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2004	2003	2004	2003	2004	2003(14)	2004	2003	2004	2003(4)

Operations:
Net investment income (loss)	$116,131	$74,885	$51,734	$-	$-	$-	$-	$-	$66	$26
Net realized gains (losses)	-	-	242,768	(4,015)	20	5	79,806	(4,626)	442	122
Net unrealized gains (losses)	-	-	641,910	173,216	(111)	111	198,859	112,796	509	697
Increase (Decrease) in net assets from operations	$116,131	$74,885	$936,412	$169,201	$(91)	$116	$278,665	$108,170	$1,017	$845

Contract Owner Transactions:
Purchase payments received	$21,005,670	$25,666,316	$723,964	$505,082	$743	$-	$735,219	$242,876	$6,159	$-
Net transfers between Sub-Accounts	(17,434,406)	(16,638,610)	1,791,937	40,814	(1,118)	641	650,862	217,765	(184)	4,841
Withdrawals, surrenders and annuitizations	(180,912)	(177,570)	(215,296)	(43,907)	-	-	(155)	(2,368)	-	11
Mortality and expense risk, cost of insurance and contract charges	(573,318)	(650,609)	(61,854)	(22,944)	(151)	(140)	(48,744)	(13,696)	(2,049)	(880)
Increase (Decrease) in net assets from contract owner transactions	$2,817,034	$8,199,527	$2,238,751	$479,045	$(526)	$501	$1,337,182	$444,577	$3,926	$3,972
Increase (Decrease) in net assets	$2,933,165	$8,274,412	$3,175,163	$648,246	$(617)	$617	$1,615,847	$552,747	$4,943	$4,817

Net Assets:
Beginning of year	12,544,072	4,269,660	828,187	179,941	617	-	646,700	93,953	4,817	-
End of year	$15,477,237	$12,544,072	$4,003,350	$828,187	$-	$617	$2,262,547	$646,700	$9,760	$4,817

Unit Activity from Participant Transactions:
Beginning of Year	1,228,069	420,196	42,775	12,628	62	-	45,795	9,059	397	-
Units purchased	2,053,092	2,520,750	36,397	31,346	70	-	51,344	21,308	493	-
Units transferred between Sub-Accounts	(1,703,456)	(1,631,676)	88,666	3,273	(117)	77	44,209	16,695	(15)	477
Units withdrawn, surrendered or canceled	(73,632)	(81,201)	(12,769)	(4,472)	(15)	(15)	(3,350)	(1,267)	(161)	(80)
End of Year	1,504,073	1,228,069	155,069	42,775	-	62	137,998	45,795	714	397

(4) For the period April 10, 2003 (commencement of operations of Sub-Account) through December 31, 2003

(14) For the period May 23, 2003 (commencement of operations of Sub-Account) through December 31, 2003

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G

Statements of Changes in Net Assets - continued

	SCH		SCA	SCB		TBC	REI		RNA
	Sub-Account		Sub-Account	Sub-Account		Sub-Account	Sub-Account		Sub-Account
			Year Ended			Year Ended
	Year Ended December 31,		December 31,	Year Ended December 31,		December 31,	Year Ended December 31,		Year Ended December 31,
	2004	2003(15)	2004(16)	2004	2003	2004(3)	2004	2003	2004	2003

Operations:
Net investment income (loss)	$5	$238	$-	$-	$123	$-	$128,730	$24,370	$5	$-
Net realized gains (losses)	71,872	5,386	(1,682)	154,052	(5,769)	-	239,851	(525,448)	13	(192)
Net unrealized gains (losses)	(48,157)	48,157	-	88,328	91,201	1,288	664,894	630,769	915	2,078
Increase (Decrease) in net assets from operations	$23,720	$53,781	$(1,682)	$242,380	$85,555	$1,288	$1,033,475	$129,691	$933	$1,886

Contract Owner Transactions:
Purchase payments received	$327,033	$159,886	$3,844	$399,348	$182,741	$82,383	$384,925	$279,348	$2,790	$1,656
Net transfers between Sub-Accounts	(669,931)	118,940	(1,346)	1,009,450	(11,383)	-	7,883,396	(3,041,973)	-	463
Withdrawals, surrenders and annuitizations	-	-	-	-	(1,211)	-	(64,078)	(130,827)	-	(3)
Mortality and expense risk, cost of insurance and contract charges	(7,840)	(5,589)	(816)	(42,579)	(9,206)	(63)	(71,554)	(66,788)	(1,566)	(1,078)
Increase (Decrease) in net assets from contract owner transactions	$(350,738)	$273,237	$1,682	$1,366,219	$160,941	$82,320	$8,132,689	$(2,960,240)	$1,224	$1,038
Increase (Decrease) in net assets	$(327,018)	$327,018	$-	$1,608,599	$246,496	$83,608	$9,166,164	$(2,830,549)	$2,157	$2,924

Net Assets:
Beginning of year	327,018	-	-	324,482	77,986	-	2,482,447	5,312,996	7,861	4,937
End of year	$-	$327,018	$-	$1,933,081	$324,482	$83,608	$11,648,611	$2,482,447	$10,018	$7,861

Unit Activity from Participant Transactions:
Beginning of Year	23,822	-	-	23,890	8,140	-	194,604	520,284	889	753
Units purchased	23,082	14,101	244	28,167	17,595	7,735	28,279	26,742	305	212
Units transferred between Sub-Accounts	(46,361)	10,190	(192)	71,165	(917)	-	578,307	(332,606)	-	63
Units withdrawn, surrendered or canceled	(543)	(469)	(52)	(2,949)	(928)	(6)	(10,249)	(19,816)	(171)	(139)
End of Year	-	23,822	-	120,273	23,890	7,729	790,941	194,604	1,023	889

(3) For the period December 17, 2004 (commencement of operations of Sub-Account) through December 31, 2004

(15) For the period February 28, 2003 (commencement of operations of Sub-Account) through December 31, 2003

(16) For the period February 25, 2004 (commencement of operations of Sub-Account) through December 31, 2004

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G
Notes to Financial Statements

(1) Organization

Sun Life of Canada (U.S.) Variable Account G (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.) (the "Sponsor"), was established on July 25, 1996 as a funding vehicle for the variable portion of certain individual variable life insurance contracts. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a single corresponding investment portfolio of one of the following mutual funds: AIM Variable Insurance Funds, Inc., AllianceBernstein Variable Products Series Fund, Dreyfus Variable Investment Fund, Dreyfus Stock Index Fund, Fidelity Variable Insurance Products Funds, Fidelity Variable Insurance Products Funds II, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, INVESCO Variable Investment Funds, Inc., J.P. Morgan Series Trust II, Lord Abbett Series Fund, Inc., MFS/Sun Life Series Trust, Neuberger Berman Advisers Management Trust, PIMCO Variable Insurance Trust, Rydex Variable Trust, Scudder VIT Funds, Sun Capital Advisers TrustSM and T. Rowe Price Equity Series, Inc. (the "Funds"). Massachusetts Financial Services Company, an affiliate of the Sponsor, is the investment adviser to MFS/Sun Life Series Trust. Sun Capital Advisers, Inc., an affiliate of the Sponsor, is the investment adviser to Sun Capital Advisers Trust.

The Variable Account exists in accordance with the regulations of the Delaware Insurance Department. Under applicable insurance laws, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor's other assets and liabilities. Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

(2) Significant Accounting Policies

General

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuations

Investments in shares of an investment portfolio of the mutual funds are recorded at their net asset value. The Funds value their investment securities at fair value. Transactions are recorded on a trade date basis. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

Federal Income Tax Status

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes.

Sun Life of Canada (U.S.) Variable Account G
Notes to Financial Statements - continued

(3) Expenses and Related Party Transactions

For the Sun Life Corporate VUL and FuturitySM Corporate VUL products, the Sponsor deducts expense charges applied to premium consisting of the premium tax, the federal Deferred Acquisition Cost ("DAC") tax and the sales load. The premium tax varies by state but in general will range from 2% to 4% of the premium in most states (Kentucky charges 7%). The total premium tax charges were $1,260,539 in 2004. The DAC tax charge is $1.25 of the premium. The total DAC tax charges were $782,543 in 2004. The sales load is 8.75% of the premium up to target premium and 2.25% of the premium in excess of the target premium. The total sales loads were $4,045,750 in 2004. For the Sun Life Large Case VUL product, the Sponsor deducts expense charges applied to premium only consisting of the premium expense load. The premium expense load varies dependent upon the rates defined in the underlying insurance contract. The premium expense load will range from 0% to 9% of the premium up to target premium and from 0% to 3.25% of the premium in excess of the target premium. The premium expense loads were $649,702 in 2004. These expense charges are deducted from the premium before being allocated by Sub-Account.

For Sun Life Corporate VUL and FuturitySM Corporate VUL policies surrendered in the first three policy years, a portion of the sales loads is refunded. The total sales loads refund inforce was $2,203,253 in 2004. For the FuturitySM Corporate VUL and the Sun Life Large Case VUL an enhancement benefit increasing the cash surrender value may be provided if the policy is surrendered during the first 12 policy years. The total enhancement benefit inforce was $8,293,413 in 2004.

The Sponsor deducts certain charges from the account value of each contract, through the cancellation of units, on a monthly basis. For the Sun Life Corporate VUL and the FuturitySM Corporate VUL products, a monthly expense charge of $13.75 per policy at the beginning of each month during the first policy year and $7.50 for months thereafter is deducted to recover certain administration expenses. For the Sun Life Large Case VUL product, a monthly expense charge of $5.00 per policy at the beginning of each policy month is deducted to recover certain administration expenses. The Sponsor also deducts a charge at the end of each policy month for providing life insurance protection. This charge will be based upon the Sponsor's expectations of future mortality, persistency, interest rates, expenses and taxes. However, the maximum rates for the base death benefit for insureds that are not rated substandard risks will not exceed those based on the 1980 CSO Mortality Tables, and the maximum rates for the Additional Protection Benefit ("APB") rider death benefit for similar insureds will not exceed those based on 125% of the 1980 CSO Mortality Table. The Sun Life Large Case VUL product also charges a deferred expense load applied to premium. The deferred expense load on policy year 1 premium for policy years 2 through 7 will range from 0% to 0.5% of the premium up to target premium and 0% of the premium in excess of target premium. The deferred expense load was $0 in 2004.

For the year ended December 31, 2004, the Sponsor received the following amount related to the above mentioned contract charges. These charges are reflected in the Mortality and expense risk, cost of insurance and contract charges line of the Statement of Changes in Net Assets.
Contract Charges
AIM Variable Insurance Funds, Inc.:
AIM V.I. Capital Appreciation Fund	$24,827
AIM V.I. Core Equity Fund	1,408
AIM V.I. International Equity Fund	3,197
AIM V.I. Premier Equity Fund	5,250
AllianceBernstein Variable Products Series Fund, Inc.:
VP Growth and Income Portfolio	9,314
VP Technology Portfolio	482
VP Worldwide Privatization Portfolio	5,047
Dreyfus Variable Investment Fund:
Appreciation Portfolio	14,451
Developing Leaders Portfolio	92,636
Growth and Income Portfolio	2,379
Quality Bond Portfolio	83,260
Dreyfus Stock Index Fund	355,426
Fidelity Variable Insurance Products Funds:
VIP Equity Income Portfolio	418,484
VIP Growth Portfolio	65,924
VIP High Income Portfolio	7,603
VIP Money Market Portfolio	1
VIP Money Market Portfolio SC	199,053
Fidelity Variable Insurance Products Funds II:
VIP II Asset Manager: Growth Portfolio	5,792
VIP II Contrafund Portfolio	24,968
VIP II Contrafund SC2 Portfolio	63,933
VIP II Growth Portfolio	37,953

Sun Life of Canada (U.S.) Variable Account G

Notes to Financial Statements - continued

(3) Expenses and Related Party Transactions - continued
Contract Charges
Fidelity Variable Insurance Products Funds II (continued):
VIP II Index 500 Portfolio	$1,295
VIP II Overseas Portfolio	32,798
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Fund	61
Templeton Foreign Securities: Class 1	39
Templeton Foreign Securities: Class 2	10,822
Templeton Growth Securities Fund: Class 1	64,346
Templeton Growth Securities Fund: Class 2	5,306
Goldman Sachs Variable Insurance Trust:
Goldman Sachs VIT CORESM U.S. Equity Fund	2,316
Goldman Sachs VIT Capital Growth Fund	1,619
INVESCO Variable Investment Funds, Inc.:
INVESCO VIF Small Company Growth Fund	9,709
J.P. Morgan Series Trust II:
Bond Portfolio	178,390
Small Company Portfolio	8,655
U.S. Large Cap Core Equity Portfolio	6,708
Lord Abbett Series Fund, Inc.:
Growth and Income Portfolio	112,812
International Portfolio	1,008
Mid-Cap Value Portfolio	30,494
MFS/Sun Life Series Trust:
Bond Series	683
Capital Appreciation Series	160,245
Capital Appreciation Series SC	19,179
Capital Opportunities Series	2,243
Emerging Growth Series	5,304
Emerging Growth Series SC	21,994
Global Growth Series	5,315
Government Securities Series	214,261
Government Securities Series SC	33,118
High Yield Series SC	5,386
International Growth Series	9,502
Massachusetts Investors Growth Stock Series	2,847
Massachusetts Investors Growth Stock Series SC	1,899
Massachusetts Investors Trust Series	1,219
Massachusetts Investors Trust Series SC	506
Mid Cap Growth Series	21,849
Money Market Series	1,506,340
New Discovery Series SC	42,569
Research Series	1,698
Research Series SC	1,105
Strategic Growth Series	20,928
Strategic Income Series	298
Total Return Series	202,880
Total Return Series SC	70,840
Utilities Series	2,718
Utilities Series SC	134
Value Series	7,197
Neuberger Berman Advisers Management Trust:
Limited Maturity Bond Portfolio	5,964
Mid-Cap Growth Portfolio	15,566
Partners Portfolio	1,612
Regency Portfolio	9,203
PIMCO Variable Insurance Trust:
PIMCO Emerging Markets Bond Portfolio	62
PIMCO High Yield Portfolio	5,511
PIMCO Real Return Portfolio	23,281
PIMCO Total Return Portfolio	67,987
Rydex Variable Trust:
Rydex VT Nova Fund	55
Rydex VT OTC Fund	29

Sun Life of Canada (U.S.) Variable Account G

Notes to Financial Statements - continued

(3) Expenses and Related Party Transactions - continued
Contract Charges
Scudder VIT Funds:
Scudder VIT Small Cap Index Fund	$14,544
Sun Capital Advisers TrustSM:
Sun Capital All Cap Fund	5,104
Sun Capital Investment Grade Bond Fund	110,130
Sun Capital Money Market Fund	573,318
Sun Capital Real Estate Fund	61,854
SCSM Alger Growth Fund	151
SCSM Blue Chip Mid Cap Fund	48,744
SCSM Davis Venture Value Fund	2,049
SCSM Neuberger Berman Mid Cap Value Fund	7,840
SCSM Value Mid Cap Fund	816
SCSM Value Small Cap Fund	42,579
T. Rowe Price Equity Series, Inc.:
Blue Chip Growth Portfolio	63
Equity Income Portfolio	71,554
New America Growth Portfolio	1,566

Total Contract Charges:	5,319,605

The Sponsor also deducts certain charges from each contract, through the cancellation of units, for the mortality and expense risk assumed by the Sponsor. The mortality and expense risk charge varies dependent upon the rates defined in the underlying insurance contract. The daily deduction currently ranges between 0.0004107% and 0.0016389% of the average net assets (which is equivalent to an annual rate between 0.15% and 0.60%, respectively) for policies in their first ten policy years, between 0.0002738% and 0.0006841% of the average net assets (which is equivalent to an annual rate between 0.10% and 0.25%, respectively) for the next ten policy years and between 0.0002738% and 0.0005474% of the average net assets (which is equivalent to an annual rate between 0.10% and 0.20%, respectively) for policies in policy years twenty-one and beyond. Should mortality and expenses result in a daily allocation to a Sub-Account of less than one cent for a given policyowner, the Sponsor systematically deducts charges from the policyowner's account, allocating the charge to a Sub-Account in which the policyowner participated. The total mortality and expense risk charges were $1,019,586 in 2004.

Massachussets Financial Services Company, an affiliate of the Sponsor, is investment adviser to MFS/Sun Life Series Trust (the "MFS Trust"). The MFS Trust's advisory agreement provides for a management fee at an effective annual rate ranging from 0.50% to 0.90% of the average net assets of their respective Sub-Accounts.

Sun Capital Advisers, Inc., an affiliate of the Sponsor, is the investment adviser to Sun Capital Adviser Trust (the "SC Trust"). The SC Trust's advisory agreement provides for a management fee at an effective annual rate ranging from 0.50% to 0.95% of the average net assets.

Sun Life of Canada (U.S.) Variable Account G

Notes to Financial Statements - continued

(4) Investment Purchases and Sales

The following table shows the aggregate cost of mutual fund shares purchased and proceeds from the sales of mutual fund shares for each Sub-Account for the year ended December 31, 2004:

	Purchases	Sales
AIM Variable Insurance Funds, Inc.:
AIM V.I. Capital Appreciation Fund	$354,623	$81,185
AIM V.I. Core Equity Fund	4,726	1,400
AIM V.I. International Equity Fund	98,356	3,111
AIM V.I. Premier Equity Fund	16,876	81,028
AllianceBernstein Variable Products Series Fund, Inc.:
VP Growth and Income Portfolio	324,445	22,541
VP Technology Portfolio	23,985	6,283
VP Worldwide Privatization Portfolio	255,614	12,943
Dreyfus Variable Investment Fund:
Appreciation Portfolio	89,389	315,601
Developing Leaders Portfolio	2,449,010	1,634,809
Growth and Income Portfolio	3,732	2,184
Quality Bond Portfolio	535,492	615,271
Dreyfus Stock Index Fund	4,351,182	2,617,955
Fidelity Variable Insurance Products Funds:
VIP Equity Income Portfolio	3,066,810	668,175
VIP Growth Portfolio	477,630	187,450
VIP High Income Portfolio	141,680	58,521
VIP Money Market Portfolio	1,611	-
VIP Money Market Portfolio SC	30,931,621	30,909,022
Fidelity Variable Insurance Products Funds II:
VIP II Asset Manager: Growth Portfolio	84,247	5,061
VIP II Contrafund Portfolio	914,946	187,216
VIP II Contrafund SC2 Portfolio	1,905,688	97,717
VIP II Growth Portfolio	1,243,351	289,602
VIP II Index 500 Portfolio	36,079	4,097
VIP II Overseas Portfolio	1,487,518	394,043
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Fund	86,257	16
Templeton Foreign Securities: Class 1	51,171	12
Templeton Foreign Securities: Class 2	631,684	304,728
Templeton Growth Securities Fund: Class 1	578,597	217,825
Templeton Growth Securities Fund: Class 2	52,293	17,024
Goldman Sachs Variable Insurance Trust:
Goldman Sachs VIT CORESM U.S. Equity Fund	80,678	12,414
Goldman Sachs VIT Capital Growth Fund	59,102	8,003
INVESCO Variable Investment Funds, Inc.:
INVESCO VIF Small Company Growth Fund	582,954	271,253
J.P. Morgan Series Trust II:
Bond Portfolio	924,607	267,775
Small Company Portfolio	69,636	64,506
U.S. Large Cap Core Equity Portfolio	184,387	700,281
Lord Abbett Series Fund, Inc.:
Growth and Income Portfolio	2,855,768	414,751
International Portfolio	1,951	911
Mid-Cap Value Portfolio	712,804	133,755
MFS/Sun Life Series Trust:
Bond Series	163,051	2,200
Capital Appreciation Series	1,245,923	210,338
Capital Appreciation Series SC	435,550	38,414
Capital Opportunities Series	212,461	71,868
Emerging Growth Series	16,964	18,305
Emerging Growth Series SC	318,742	247,392
Global Growth Series	48,375	156,580
Government Securities Series	2,379,548	1,736,033

Sun Life of Canada (U.S.) Variable Account G

Notes to Financial Statements - continued

(4) Investment Purchases and Sales - continued
	Purchases	Sales
MFS/Sun Life Series Trust (continued):
Government Securities Series SC	$917,514	$802,688
High Yield Series SC	302,055	514,949
International Growth Series	562,365	34,522
Massachusetts Investors Growth Stock Series	18,151	2,643
Massachusetts Investors Growth Stock Series SC	74,120	24,330
Massachusetts Investors Trust Series	1,522	1,124
Massachusetts Investors Trust Series SC	22,706	15,990
Mid Cap Growth Series	387,423	218,631
Money Market Series	2,261,990	35,194,216
New Discovery Series SC	1,092,910	311,901
Research Series	4,856	2,116
Research Series SC	294,517	1,118
Strategic Growth Series	650,794	292,522
Strategic Income Series	4,200	3,188
Total Return Series	2,244,959	352,782
Total Return Series SC	2,564,929	421,953
Utilities Series	5,832	2,504
Utilities Series SC	353	131
Value Series	529,837	213,000
Neuberger Berman Advisers Management Trust:
Limited Maturity Bond Portfolio	6,918	20,214
Mid-Cap Growth Portfolio	1,657,998	892,376
Partners Portfolio	59,077	57,874
Regency Portfolio	1,030,358	55,090
PIMCO Variable Insurance Trust:
PIMCO Emerging Markets Bond Portfolio	308	734
PIMCO High Yield Portfolio	182,705	11,025
PIMCO Real Return Portfolio	1,069,124	298,690
PIMCO Total Return Portfolio	2,505,511	333,626
Rydex Variable Trust:
Rydex VT Nova Fund	300	56
Rydex VT OTC Fund	65	26
Scudder VIT Funds:
Scudder VIT Small Cap Index Fund	593,541	36,377
Sun Capital Advisers TrustSM:
Sun Capital All Cap Fund	155,720	28,404
Sun Capital Investment Grade Bond Fund	1,177,064	1,092,825
Sun Capital Money Market Fund	19,757,748	16,824,584
Sun Capital Real Estate Fund	2,811,951	403,131
SCSM Alger Growth Fund	743	1,269
SCSM Blue Chip Mid Cap Fund	1,632,578	295,397
SCSM Davis Venture Value Fund	6,224	2,232
SCSM Neuberger Berman Mid Cap Value Fund	538,145	888,356
SCSM Value Mid Cap Fund	61,703	58,857
SCSM Value Small Cap Fund	1,588,635	103,468
T. Rowe Price Equity Series, Inc.:
Blue Chip Growth Portfolio	82,340	21
Equity Income Portfolio	8,666,258	195,434
New America Growth Portfolio	2,665	1,436
Total	$116,019,826	$103,101,409

Sun Life of Canada (U.S.) Variable Account G
Notes to Financial Statements - continued

(5) Unit Values

A summary of unit values and units outstanding for variable life insurance contracts, investment income and total return for the years ended December 31, 2004, 2003, 2002 and 2001 is shown below. No expense ratio is shown as there are no expenses that result in a direct reduction to unit values. Charges made directly to Policyowner accounts through the redemption of units and expenses of the underlying funds are excluded from the expense ratio calculation.
					Investment
			Net Assets		Income as a
Sub-		Units	Unit		% of Average		Total
Accounts		Outstanding	Value	(000s)	Net Assets(1)		Return(2)
ACA
	December 31, 2004	174,503	$9.94	$1,735	- %		6.63%
	December 31, 2003	146,985	9.33	1,371	-		29.52
	December 31, 2002	112,940	7.20	813	-		(24.36)
	December 31, 2001	78,522	9.52	747	-		(23.28)
AI3
	December 31, 2004	617	13.12	8	1.30		8.97
	December 31, 2003	353	12.04	4	1.40		24.42
	December 31, 2002	150	9.68	1	2.66	(3)	(0.03)	(4)
AI4
	December 31, 2004	13,682	14	194	0.83		24
	December 31, 2003	5,825	11.44	67	1.55		29.06
	December 31, 2002	1,100	8.86	10	0.86	(3)	(0.11)	(5)
AVF
	December 31, 2004	7,274	8.11	59	0.44		5.77
	December 31, 2003	15,515	7.67	119	0.21		25.08
	December 31, 2002	25,744	6.13	158	0.21		(30.26)
	December 31, 2001	44,769	8.79	393	0.14		(12.56)
AN3
	December 31, 2004	30,073	12.69	382	0.75		11.22
	December 31, 2003	4,511	11.41	52	0.90		32.18
	December 31, 2002	986	8.63	9	1.09	(3)	(0.14)	(6)
AN2
	December 31, 2004	1,986	12.07	24	-		5.09
	December 31, 2003	370	11.49	4	-		43.79
	December 31, 2002	382	7.99	3	-	(3)	(0.20)	(7)
AN4
	December 31, 2004	15,219	18.96	289	0.18		23.97
	December 31, 2003	8	15.29	-	-	(3)	52.93	(8)
DCA
	December 31, 2004	24,514	11.77	289	2.78		5.05
	December 31, 2003	45,304	11.20	501	0.02		21.17
	December 31, 2002	43,810	9.25	403	1.05		(16.71)
	December 31, 2001	53,475	11.10	591	1.25		(9.31)

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average monthly net assets. These ratios exclude expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.

(2) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(3) Annualized.

(4) Not annualized, for the period October 23, 2002 (commencement of operations of Sub-Account) through December 31, 2002.

(5) Not annualized, for the period May 2, 2002 (commencement of operations of Sub-Account) through December 31, 2002.

(6) Not annualized, for the period January 16, 2002 (commencement of operations of Sub-Account) through December 31, 2002.

(7) Not annualized, for the period September 9, 2002 (commencement of operations of Sub-Account) through December 31, 2002.

(8) Not annualized, for the period May 28, 2003 (commencement of operations of Sub-Account) through December 31, 2003.

Sun Life of Canada (U.S.) Variable Account G
Notes to Financial Statements - continued

(5) Unit Values - continued
						Investment
			Net Assets			Income as a
Sub-		Units	Unit			% of Average	Total
Accounts		Outstanding	Value	(000s)		Net Assets(1)	Return(2)
DSC
	December 31, 2004	352,886	$13.31	$4,696		0.22%	11.34%
	December 31, 2003	291,499	11.95	3,484		0.02	31.69
	December 31, 2002	1,015,383	9.08	9,217		0.04	(19.12)
	December 31, 2001	1,237,888	11.22	13,893		0.41	(6.12)
DGI
	December 31, 2004	1,094	10.63	12		1.29	7.47
	December 31, 2003	953	9.89	9		0.11	26.57
	December 31, 2002	87,658	7.81	685		1.72	(25.33)
	December 31, 2001	5,230	10.46	55		0.50	(5.85)
DQB
	December 31, 2004	395,218	14.21	5,614		4.06	3.37
	December 31, 2003	416,146	13.75	5,722		3.92	4.94
	December 31, 2002	439,778	13.10	5,760		5.25	7.76
	December 31, 2001	223,050	12.16	2,710		7.16	6.69
DSI
	December 31, 2004	2,152,440	9.59	20,651		1.86	10.64
	December 31, 2003	1,994,466	8.67	17,288		1.54	28.36
	December 31, 2002	1,407,209	6.75	9,503		1.44	(22.36)
	December 31, 2001	910,906	8.70	7,923		1.08	(12.18)
FEI
	December 31, 2004	1,056,327	16.11	17,020		1.48	11.53
	December 31, 2003	912,163	14.45	13,178		1.49	30.33
	December 31, 2002	741,221	11.08	8,216		1.68	(16.95)
	December 31, 2001	597,953	13.35	7,981		1.29	(4.96)
FGP
	December 31, 2004	177,274	13.81	2,448		0.25	3.38
	December 31, 2003	155,827	13.36	2,082		0.24	32.85
	December 31, 2002	150,653	10.06	1,515		0.27	(30.10)
	December 31, 2001	219,919	14.39	3,164		0.09	(17.65)
FHI
	December 31, 2004	26,937	10.86	293		7.07	9.59
	December 31, 2003	20,702	9.91	205		6.40	27.26
	December 31, 2002	9,217	7.79	72		7.54	3.44
	December 31, 2001	21,509	7.53	162		8.41	(11.73)
FMM
	December 31, 2004	10,000	13.48	135	(9)	15.79	1.21
	December 31, 2003	10,000	13.32	133	(9)	2.44	1.00
	December 31, 2002	28,667	13.19	509	(9)	1.68	1.69
	December 31, 2001	30,270	12.97	392	(9)	5.19	4.19

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average monthly net assets. These ratios exclude expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.

(2) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(9) This amount represents the total of the Fidelity VIP Money Market Portfolio Net Assets Applicable to Contract Owners and the Net Assets Applicable to Sponsor.

Sun Life of Canada (U.S.) Variable Account G
Notes to Financial Statements - continued

(5) Unit Values - continued
					Investment
			Net Assets		Income as a
Sub-		Units	Unit		% of Average		Total
Accounts		Outstanding	Value	(000s)	Net Assets(1)		Return(2)
FL5
	December 31, 2004	2,242	$10.08	$23	2.39%	(3)	0.82%	(10)
FAM
	December 31, 2004	21,978	10.73	236	1.65		5.98
	December 31, 2003	14,671	10.12	149	2.16		23.34
	December 31, 2002	16,070	8.21	131	3.32		(15.53)
	December 31, 2001	23,466	9.72	227	4.07		(7.39)
FCN
	December 31, 2004	83,724	19.63	1,643	0.21		15.48
	December 31, 2003	42,586	17.00	724	0.38		28.46
	December 31, 2002	37,708	13.23	499	0.94		(9.35)
	December 31, 2001	124,604	14.60	1,819	0.79		(12.24)
FL1
	December 31, 2004	189,838	14.34	2,723	0.09		15.16
	December 31, 2003	48,020	12.45	598	0.11		28.20
	December 31, 2002	12,540	9.71	122	0.26	(3)	(0.03)	(11)
FL3
	December 31, 2004	133,887	11.16	1,494	0.06		3.12
	December 31, 2003	45,436	10.82	492	0.03		32.54
	December 31, 2002	4,217	8.17	34	0.02	(3)	(0.18)	(6)
FIP
	December 31, 2004	3,516	15.73	56	1.39		10.61
	December 31, 2003	1,378	14.22	20	9.28		28.41
	December 31, 2002	120,555	11.07	1,335	1.34		(22.25)
	December 31, 2001	137,255	14.24	1,955	1.73		(12.10)
FL2
	December 31, 2004	115,242	14.23	1,640	0.65		13.31
	December 31, 2003	31,025	12.56	390	0.26		43.04
	December 31, 2002	6,335	8.78	56	0.55	(3)	(0.12)	(11)
FSC
	December 31, 2004	7,962	10.96	87	-	(3)	9.65	(12)
TFS
	December 31, 2004	4,519	11.64	53	-	(3)	16.43	(12)
FTI
	December 31, 2004	24,034	16.44	395	1.17		18.53
	December 31, 2003	430	13.87	6	1.94	(3)	38.69	(13)
TSF
	December 31, 2004	243,051	16.86	4,099	1.24		16.25
	December 31, 2003	223,841	14.51	3,247	1.73		32.62
	December 31, 2002	189,578	10.94	2,074	2.59		(18.32)
	December 31, 2001	144,878	13.39	1,940	2.05		(0.98)

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average monthly net assets. These ratios exclude expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.

(2) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(3) Annualized.

(6) Not annualized, for the period Januray 16, 2002 (commencement of operations of Sub-Account) through December 31, 2002.

(10) Not annualized, for the period June 25, 2004 (commencement of operations of Sub-Account) through December 31, 2004.

(11) Not annualized, for the period January 11, 2002 (commencement of operations of Sub-Account) through December 31, 2002

(12) Not annualized, for the period December 17, 2004 (commencement of operations of Sub-Account) through December 31, 2004.

(13) Not annualized, for the period April 10, 2003 (commencement of operations of Sub-Account) through December 31, 2003.

Sun Life of Canada (U.S.) Variable Account G
Notes to Financial Statements - continued

(5) Unit Values - continued
					Investment
			Net Assets		Income as a
Sub-		Units	Unit		% of Average		Total
Accounts		Outstanding	Value	(000s)	Net Assets(1)		Return(2)
FTG
	December 31, 2004	3,950	$16.30	$64	1.31%		16.03%
	December 31, 2003	1,504	14.05	21	1.95	(3)	40.46	(14)
GS3
	December 31, 2004	5,987	12.83	77	1.88		14.94
	December 31, 2003	53	11.16	1	1.11		29.47
	December 31, 2002	23	8.62	-	-	(3)	(0.14)	(4)
GS7
	December 31, 2004	4,915	11.29	55	1.34	(3)	12.85	(15)
IV2
	December 31, 2004	43,896	13.39	588	-		13.90
	December 31, 2003	17,990	11.76	212	-		33.43
	December 31, 2002	367	8.81	3	-	(3)	(0.12)	(5)
JBP
	December 31, 2004	713,031	15.78	11,249	3.43		4.29
	December 31, 2003	707,104	15.13	10,699	2.83		3.72
	December 31, 2002	724,379	14.59	10,568	0.78		8.80
	December 31, 2001	484,218	13.41	6,493	5.68		6.93
JSC
	December 31, 2004	30,363	16.46	500	-		27.17
	December 31, 2003	30,306	12.94	392	-		35.98
	December 31, 2002	29,068	9.52	277	0.23		(21.65)
	December 31, 2001	59,864	12.15	727	0.03		(8.03)
JEP
	December 31, 2004	23,681	12.39	293	1.58		9.49
	December 31, 2003	70,487	11.32	798	0.72		28.14
	December 31, 2002	54,154	8.83	478	0.05		(24.62)
	December 31, 2001	56,838	11.72	666	0.68		(11.91)
LA1
	December 31, 2004	319,388	13.81	4,411	1.12		12.65
	December 31, 2003	128,258	12.26	1,573	0.95		31.01
	December 31, 2002	41,527	9.36	389	0.93	(3)	(0.06)	(11)
LA3
	December 31, 2004	561	11.15	6	0.14		20.71
	December 31, 2003	457	9.24	4	2.01		41.25
	December 31, 2002	288	6.54	2	1.56	(3)	(0.35)	(16)
LA2
	December 31, 2004	80,667	14.62	1,180	0.43		24.04
	December 31, 2003	38,062	11.78	449	0.61		24.75
	December 31, 2002	25,510	9.45	241	0.81	(3)	(0.06)	(11)

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average monthly net assets. These ratios exclude expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.

(2) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect dedutions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(3) Annualized.

(4) Not annualized, for the period October 23, 2002 (commencement of operations of Sub-Account) through December 31, 2002.

(5) Not annualized, for the period May 2, 2002 (commencement of operations of Sub-Account) through December 31, 2002.

(11) Not annualized, for the period January 11, 2002 (commencement of operations of Sub-Account) through December 31, 2002.

(14) Not annualized, for the period May 2, 2003 (commencement of operations of Sub-Account) through December 31, 2003.

(15) Not annualized, for the period May 20, 2004 (commencement of operations of Sub-Account) through December 31, 2004.

(16) Not annualized, for the period January 14, 2002 (commencement of operations of Sub-Account) through December 31, 2002.

Sun Life of Canada (U.S.) Variable Account G
Notes to Financial Statements - continued

(5) Unit Values - continued
					Investment
			Net Assets		Income as a
Sub-		Units	Unit		% of Average		Total
Accounts		Outstanding	Value	(000s)	Net Assets(1)		Return(2)
MF7
	December 31, 2004	15,113	$10.74	$162	0.21%	(3)	7.39%	(17)
CAS
	December 31, 2004	579,514	10.83	6,276	0.06		11.02
	December 31, 2003	476,632	9.76	4,650	-		28.71
	December 31, 2002	346,448	7.58	2,626	0.18		(32.39)
	December 31, 2001	284,950	11.21	3,195	0.11		(25.33)
MFD
	December 31, 2004	60,888	11.29	687	-		10.78
	December 31, 2003	22,075	10.19	225	-		28.35
	December 31, 2002	539	7.94	4	0.14	(3)	(0.21)	(6)
CO1
	December 31, 2004	14,286	11.80	169	0.24		12.52
	December 31, 2003	1,596	10.49	17	-	(3)	4.88	(18)
EGS
	December 31, 2004	6,880	13.44	92	-		13.24
	December 31, 2003	6,920	11.87	82	-		31.49
	December 31, 2002	11,341	9.03	102	-		(34.15)
	December 31, 2001	49,191	13.71	674	-		(34.57)
MFF
	December 31, 2004	70,196	12.04	845	-		12.96
	December 31, 2003	63,948	10.66	682	-		31.14
	December 31, 2002	34	8.13	-	-	(3)	(0.19)	(19)
GGR
	December 31, 2004	7,037	17.85	126	0.38		15.61
	December 31, 2003	13,847	15.44	214	0.50		35.44
	December 31, 2002	14,157	11.40	162	0.31		(19.36)
	December 31, 2001	35,032	14.13	495	0.81		(19.64)
GSS
	December 31, 2004	579,747	15.81	9,164	5.94		3.76
	December 31, 2003	572,822	15.23	8,727	4.30		2.15
	December 31, 2002	467,971	14.91	6,979	2.73		9.80
	December 31, 2001	259,661	13.58	3,526	5.15		7.47
MFK
	December 31, 2004	115,002	11.49	1,322	4.91		3.55
	December 31, 2003	109,937	11.09	1,220	4.31		1.87
	December 31, 2002	58,198	10.89	634	1.47	(3)	0.09	(11)
MFC
	December 31, 2004	11,959	14.41	172	1.34		9.37
	December 31, 2003	29,070	13.18	383	-	(3)	31.76	(18)

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average monthly net assets. These ratios exclude expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.

(2) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(3) Annualized.

(6) Not annualized, for the period January 16, 2002 (commencement of operations of Sub-Account) through December 31, 2002.

(11) Not annualized, for the period January 11, 2002 (commencement of operations of Sub-Account) through December 31, 2002.

(17) Not annualized, for the period February 9, 2004 (commencement of operations of Sub-Account) through December 31, 2004.

(18) Not annualized, for the period December 24, 2003 (commencement of operations of Sub-Account) through December 31, 2003.

(19) Not annualized, for the period September 3, 2002 (commencement of operations of Sub-Account) through December 31, 2002.

Sun Life of Canada (U.S.) Variable Account G
Notes to Financial Statements - continued

(5) Unit Values - continued
					Investment
			Net Assets		Income as a
Sub-		Units	Unit		% of Average		Total
Accounts		Outstanding	Value	(000s)	Net Assets(1)		Return(2)
IG1
	December 31, 2004	51,512	$12.76	$657	0.37%		18.58%
	December 31, 2003	6,517	10.76	70	-	(3)	7.63	(18)
MIS
	December 31, 2004	12,059	8.77	106	0.06		9.61
	December 31, 2003	10,088	8.00	81	-		23.39
	December 31, 2002	9,686	6.49	63	0.15		(28.05)
	December 31, 2001	41,990	9.02	379	0.11		(24.91)
M1B
	December 31, 2004	6,214	11.13	69	-		9.36
	December 31, 2003	1,517	10.18	15	-	(3)	1.78	(13)
CGS
	December 31, 2004	1,649	10.48	17	1.00		11.99
	December 31, 2003	1,624	9.36	15	1.43		22.83
	December 31, 2002	3,098	7.62	24	1.00		(21.22)
	December 31, 2001	6,607	9.67	64	0.70		(15.71)
MFL
	December 31, 2004	698	11.65	8	1.15	(3)	16.51	(20)
MC1
	December 31, 2004	75,199	11.52	866	-		14.29
	December 31, 2003	59,452	10.08	599	-	(3)	0.80	(18)
MMS
	December 31, 2004	2,995,635	11.66	34,914	0.74		0.83
	December 31, 2003	5,869,001	11.56	67,847	0.63		0.63
	December 31, 2002	6,145,747	11.49	70,602	1.27		1.27
	December 31, 2001	808,634	11.34	9,171	4.29		3.78
M1A
	December 31, 2004	132,904	12.46	1,656	-		7.22
	December 31, 2003	68,306	11.62	794	-		35.01
	December 31, 2002	10,249	8.61	88	-	(3)	(0.14)	(11)
RES
	December 31, 2004	1,331	10.71	14	0.90		15.83
	December 31, 2003	1,058	9.24	10	0.72		25.32
	December 31, 2002	736	7.38	5	0.51		(25.11)
	December 31, 2001	5,571	9.85	55	0.03		(21.40)

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average monthly net assets. These ratios exclude expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.

(2) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date hrough the end of the reporting period.

(3) Annualized.

(11) Not annualized, for the period January 11, 2002 (commencement of operations of Sub-Account) through December 31, 2002.

(13) Not annualized, for the period April 10, 2003 (commencement of operations of Sub-Account) through December 31, 2003.

(18) Not annualized, for the period December 24, 2003 (commencement of operations of Sub-Account) through December 31, 2003.

(20) Not annualized, for the period March 2, 2004 (commencement of operations of Sub-Account) through December 31, 2004.

Sun Life of Canada (U.S.) Variable Account G
Notes to Financial Statements - continued

(5) Unit Values - continued
					Investment
			Net Assets		Income as a
Sub-		Units	Unit		% of Average		Total
Accounts		Outstanding	Value	(000s)	Net Assets(1)		Return(2)
RE1
	December 31, 2004	25,183	$12.15	$306	0.07%	(3)	21.54%	(17)
SG1
	December 31, 2004	74,624	10.95	817	-		6.58
	December 31, 2003	39,766	10.27	409	-	(3)	2.73	(18)
SI1
	December 31, 2004	987	11.05	11	4.56		7.83
	December 31, 2003	936	10.25	10	-	(3)	2.50	(18)
TRS
	December 31, 2004	476,896	17.39	8,294	2.30		11.47
	December 31, 2003	367,218	15.60	5,729	3.41		17.15
	December 31, 2002	299,863	13.32	3,993	3.27		(5.69)
	December 31, 2001	256,782	14.12	3,626	3.46		0.52
MFJ
	December 31, 2004	237,715	12.99	3,088	2.50		11.14
	December 31, 2003	63,289	11.69	740	2.59		16.83
	December 31, 2002	4,540	10.00	45	2.31	(3)	-	(6)
UTS
	December 31, 2004	1,151	15.14	17	1.94		30.37
	December 31, 2003	906	11.61	11	3.64		36.26
	December 31, 2002	1,039	8.52	9	3.19		(23.87)
	December 31, 2001	13,898	11.19	156	3.13		(24.34)
MFE
	December 31, 2004	69	13.60	1	1.74		30.01
	December 31, 2003	50	10.46	1	2.65		36.03
	December 31, 2002	24	7.69	-	-	(3)	(0.23)	(21)
MV1
	December 31, 2004	39,927	12.40	495	0.97		15.18
	December 31, 2003	13,598	10.76	146	-	(3)	7.62	(18)
NLM
	December 31, 2004	6,730	13.85	93	3.68		0.78
	December 31, 2003	7,982	13.74	110	0.04		2.42
	December 31, 2002	4,163,286	13.42	55,865	4.38		5.34
	December 31, 2001	1,938,642	12.74	24,695	0.06		8.78
NMC
	December 31, 2004	156,542	12.79	2,003	-		16.31
	December 31, 2003	81,333	11.00	894	-		28.07
	December 31, 2002	399,740	8.59	3,433	-		(29.34)
	December 31, 2001	523,216	12.16	6,360	-		(24.64)

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average monthly net assets. These ratios exclude expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.

(2) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(3) Annualized.

(6) Not annualized, for the period January 16, 2002 (commencement of operations of Sub-Account) through December 31, 2002.

(17) Not annualized, for the period February 9, 2004 (commencement of operations of Sub-Account) through December 31, 2004.

(18) Not annualized, for the period December 24, 2003 (commencement of operations of Sub-Account) through December 31, 2003.

(21) Not annualized, for the period October 28, 2002 (commencement of operations of Sub-Account) through December 31, 2002.

Sun Life of Canada (U.S.) Variable Account G
Notes to Financial Statements - continued

(5) Unit Values - continued
					Investment
			Net Assets		Income as a
Sub-		Units	Unit		% of Average		Total
Accounts		Outstanding	Value	(000s)	Net Assets(1)		Return(2)
NPP
	December 31, 2004	7,734	$14.15	$109	0.01%		18.98%
	December 31, 2003	7,553	11.90	90	-		35.09
	December 31, 2002	26,534	8.81	234	0.61		(24.14)
	December 31, 2001	44,084	11.61	512	5.52		(2.83)
NAR
	December 31, 2004	96,138	11.77	1,131	0.06	(3)	17.69	(22)
PMB
	December 31, 2004	7	17.23	-	2.80		12.12
	December 31, 2003	35	15.37	1	4.89	(3)	53.68	(23)
PHY
	December 31, 2004	12,344	14.64	181	6.54		9.56
	December 31, 2003	307	13.36	4	7.47	(3)	33.64	(13)
PRR
	December 31, 2004	83,689	12.00	1,004	1.11		8.92
	December 31, 2003	19,082	11.01	210	1.26	(3)	10.13	(13)
PTR
	December 31, 2004	229,165	11.30	2,589	1.98		4.89
	December 31, 2003	36,149	10.77	389	2.58	(3)	7.69	(13)
RX1
	December 31, 2004	67	8.55	1	-		14.62
	December 31, 2003	35	7.46	-	-		39.19
	December 31, 2002	24	5.36	-	6.60	(3)	(0.46)	(16)
RX2
	December 31, 2004	7	7.79	-	-		9.35
	December 31, 2003	1	7.13	-	-	(3)	(28.75)	(24)
SSC
	December 31, 2004	46,571	16.18	754	0.12		17.48
	December 31, 2003	7,000	13.77	96	-	(3)	37.75	(25)
SCM
	December 31, 2004	18,179	13.91	253	0.31		20.39
	December 31, 2003	9,785	11.55	113	2.94		52.89
	December 31, 2002	25	7.56	-	-	(3)	(0.24)	(26)
SIG
	December 31, 2004	248,388	13.71	3,405	4.75		6.42
	December 31, 2003	255,079	12.89	3,286	5.36		9.65
	December 31, 2002	5,659	11.75	66	5.90	(3)	0.18	(16)

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average monthly net assets. These ratios exclude expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.

(2) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(3) Annualized.

(13) Not annualized, for the period April 10, 2003 (commencement of operations of Sub-Account) through December 31, 2003.

(16) Not annualized, for the period January 14, 2002 (commencement of operations of Sub-Account) through December 31, 2002.

(22) Not annualized, for the period July 30, 2004 (commencement of operations of Sub-Account) through December 31, 2004.

(23) Not annualized, for the period October 24, 2003 (commencement of operations of Sub-Account) through December 31, 2003.

(24) Not annualized, for the period December 22, 2003 (commencement of operations of Sub-Account) through December 31, 2003.

(25) Not annualized, for the period July 31, 2003 (commencement of operations of Sub-Account) through December 31, 2003.

(26) Not annualized, for the period August 16, 2002 (commencement of operations of Sub-Account) through December 31, 2002.

Sun Life of Canada (U.S.) Variable Account G
Notes to Financial Statements - continued

(5) Unit Values - continued
					Investment
			Net Assets		Income as a
Sub-		Units	Unit		% of Average		Total
Accounts		Outstanding	Value	(000s)	Net Assets(1)		Return(2)
SC1
	December 31, 2004	1,504,073	$10.29	$15,477	0.73%		0.74%
	December 31, 2003	1,228,069	10.22	12,544	0.55		0.55
	December 31, 2002	420,196	10.16	4,270	1.12	(3)	0.02	(11)
SRE
	December 31, 2004	155,069	25.82	4,003	2.09		33.32
	December 31, 2003	42,775	19.37	828	-		35.95
	December 31, 2002	12,628	14.25	180	0.04		0.04
	December 31, 2001	7,036	13.69	96	7.21		12.58
SCJ
	December 31, 2004	-	-	-	-		-
	December 31, 2003	62	10.13	1	-	(3)	1.25	(27)
SC5
	December 31, 2004	137,998	16.39	2,263	0.00%		16.14%
	December 31, 2003	45,795	14.11	647	-		36.09
	December 31, 2002	9,059	10.37	94	-	(3)	0.04	(11)
SC7
	December 31, 2004	714	13.67	10	0.67		12.45
	December 31, 2003	397	12.16	5	1.13	(3)	21.57	(13)
SCH
	December 31, 2004	-	-	-	-		-
	December 31, 2003	23,822	13.73	327	0.19	(3)	37.28	(28)
SCA
	December 31, 2004	-	-	-	-		-	(29)
SCB
	December 31, 2004	120,273	16.07	1,933	-		18.43
	December 31, 2003	23,890	13.57	324	0.06		41.62
	December 31, 2002	8,140	9.58	78	-	(3)	(0.04)	(11)
TBC
	December 31, 2004	7,729	10.82	84	-	(3)	8.17	(12)
REI
	December 31, 2004	790,941	14.73	11,649	2.46		15.45
	December 31, 2003	194,604	12.76	2,482	0.84		24.92
	December 31, 2002	520,284	10.21	5,313	1.57		(13.12)
	December 31, 2001	2,259,843	11.75	26,562	1.59		6.32
RNA
	December 31, 2004	1,023	9.82	10	0.06		10.88
	December 31, 2003	889	8.85	8	-		35.10
	December 31, 2002	753	6.55	5	-		(28.31)
	December 31, 2001	14,186	9.14	130	-		(11.84)

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average monthly net assets. These ratios exclude expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.

(2) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(3) Annualized.

(11) Not annualized, for the period January 11, 2002 (commencement of operations of Sub-Account) through December 31, 2002.

(12) Not annualized, for the period December 17, 2004 (commencement of operations of Sub-Account) through December 31, 2004.

(13) Not annualized, for the period April 10, 2003 (commencement of operations of Sub-Account) through December 31, 2003.

(27) Not annualized, for the period May 23, 2003 (commencement of operations of Sub-Account) through December 31, 2003.

(28) Not annualized, for the period February 28, 2003 (commencement of operations of Sub-Account) through December 31, 2003.

(29) Not annualized, for the period February 25, 2004 (commencement of operations of Sub-Account) through December 31, 2004.

Report of Independent Registered Public Accounting Firm

To the Contract Owners participating in Sun Life of Canada (U.S.) Variable Account G
And the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of AIM V.I. Capital Appreciation Sub-Account, AIM V.I. Core Equity Sub-Account, AIM V.I. International Growth Fund, AIM V.I. Premier Equity Sub-Account, AllianceBernstein VP Growth and Income Sub-Account, AllianceBernstein VP Technology Sub-Account, AllianceBernstein VP Worldwide Privatization Sub-Account, Dreyfus Variable Investment Appreciation Sub-Account, Dreyfus Variable Investment Developing Leaders Sub-Account, Dreyfus Variable Investment Growth and Income Sub-Account, Dreyfus Variable Investment Quality Bond Sub-Account, Dreyfus Stock Index Sub-Account, Fidelity VIP Equity Income Sub-Account, Fidelity VIP Growth Sub-Account, Fidelity VIP High Income Sub-Account, Fidelity VIP Money Market Sub-Account, Fidelity VIP Money Market SC Sub-Account, Fidelity VIP II Asset Manager: Growth Sub-Account, Fidelity VIP II Contrafund Sub-Account, Fidelity VIP II Contrafund SC2 Sub-Account, Fidelity VIP II Growth Sub-Account, Fidelity VIP II Index 500 Sub-Account, Fidelity VIP II Overseas Sub-Account, Franklin Small Cap Sub-Account, Franklin Templeton Foreign Securities: Class 1 Sub-Account, Franklin Templeton Foreign Securities: Class 2 Sub-Account, Franklin Templeton Growth Securities: Class 1 Sub-Account, Franklin Templeton Growth Securities: Class 2 Sub-Account, Goldman Sachs VIT CORESM U.S. Equity Sub-Account, Goldman Sachs VIT Capital Growth Sub-Account, INVESCO VIF Small Company Growth Sub-Account, J.P. Morgan Series Trust II Bond Sub-Account, J.P. Morgan Series Trust II Small Company Sub-Account, J.P. Morgan Series Trust II U.S. Large Cap Core Equity Sub-Account, Lord Abbett Growth and Income Sub-Account, Lord Abbett International Sub-Account, Lord Abbett Mid Cap Value Sub-Account, MFS/Sun Life Bond Sub-Account, MFS/Sun Life Capital Appreciation Sub-Account, MFS/Sun Life Capital Appreciation SC Sub-Account, MFS/Sun Life Capital Opportunities Sub-Account, MFS/Sun Life Emerging Growth Sub-Account, MFS/Sun Life Emerging Growth SC Sub-Account, MFS/Sun Life Global Growth Sub-Account, MFS/Sun Life Governement Securities Sub-Account, MFS/Sun Life Government Securities SC Sub-Account, MFS/Sun Life High Yield SC Sub-Account, MFS/Sun Life International Growth Sub-Account, MFS/Sun Life Massachusetts Investors Growth Stock Sub-Account, MFS/Sun Life Massachusetts Investors Growth Stock SC Sub-Account, MFS/Sun Life Massachusetts Investors Trust Sub-Account, MFS/Sun Life Massachusetts Investors Trust SC Sub-Account, MFS/Sun Life Mid Cap Growth Sub-Account, MFS/Sun Life Money Market Sub-Account, MFS/Sun Life New Discovery SC Sub-Account, MFS/Sun Life Research Sub-Account, MFS/Sun Life Research SC Sub-Account, MFS/Sun Life Strategic Growth Sub-Account, MFS/Sun Life Strategic Income Sub-Account, MFS/Sun Life Total Return Sub-Account, MFS/Sun Life Total Return SC Sub-Account, MFS/Sun Life Utilities Sub-Account, MFS/Sun Life Utilities SC Sub-Account, MFS/ Sun Life Value Sub-Account, Neuberger Berman Advisers Management Limited Maturity Bond Sub-Account, Neuberger Berman Advisers Management Mid-Cap Growth Sub-Account, Neuberger Berman Advisers Management Partners Sub-Account, Neuberger Berman Advisers Management Regency Sub-Account, PIMCO Variable Insurance Emerging Markets Bond Sub-Account, PIMCO Variable Insurance High Yield Sub-Account, PIMCO Variable Insurance Real Return Sub-Account, PIMCO Variable Insurance Total Return Sub-Account, Rydex VT Nova Sub-Account, Rydex VT OTC Sub-Account, Scudder VIT Small Cap Index Sub-Account, Sun Capital Advisers All Cap Sub-Account, Sun Capital Advisers Investment Grade Bond Sub-Account, Sun Capital Advisers Money Market Sub-Account, Sun Capital Advisers Real Estate Sub-Account, SCSM Alger Growth Sub-Account, SCSM Blue Chip Mid Cap Sub-Account, SCSM Davis Venture Value Sub-Account, SCSM Neuberger Berman Mid Cap Value Sub-Account, SCSM Value Mid Cap Sub-Account, SCSM Value Small Cap Sub-Account, T. Rowe Price Blue Chip Growth Sub-Account, T. Rowe Price Equity Income Sub-Account, T. Rowe Price New America Growth Sub-Account of Sun Life of Canada (U.S.) Variable Account G (the "Sub-Accounts") as of December 31, 2004, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes considerations of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts at December 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts

April 28, 2005

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF OPERATIONS

(in thousands)

For the years ended December 31,

	2004	2003	2002 Restated

Revenues
Premiums and annuity considerations	$ 58,820	$ 60,518	$ 43,574
Net investment income	1,134,257	1,208,750	1,185,210
Net derivative loss	(98,419)	(203,200)	(159,285)
Net realized investment gains (losses)	96,074	134,085	(38,966)
Fee and other income	357,011	319,596	390,691

Total revenues	1,547,743	1,519,749	1,421,224

Benefits and expenses
Interest credited	673,442	783,999	704,690
Interest expense	128,522	120,905	106,043
Policyowner benefits	141,377	201,248	221,162
Other operating expenses	214,495	184,472	237,797
Amortization of deferred acquisition costs and value of business acquired	82,876	98,398	251,513

Total benefits and expenses	1,240,712	1,389,022	1,521,205

Income (loss) before income tax expense (benefit), minority interest and cumulative effect of change in accounting principles	307,031	130,727	(99,981)

Income tax expense (benefit):
Federal	71,352	27,366	(59,449)
State	(98)	823	1,265
Income tax expense (benefit)	71,254	28,189	(58,184)

Net income (loss) before minority interest and cumulative
effect of change in accounting principles	235,777	102,538	(41,797)

Minority interest share of income	5,561	-	-

Net income (loss) before cumulative effect of change in accounting principles	230,216	102,538	(41,797)

Cumulative effect of change in accounting principles, net of tax benefit of $4,814 and $4,064 in 2004 and 2003, respectively	(8,940)	(7,547)	-

Net income (loss)	$ 221,276	$ 94,991	$ (41,797)

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED BALANCE SHEETS

(in thousands except share data)

For the years ended December 31,

ASSETS	2004	2003
Investments
Available-for-sale fixed maturities at fair value (amortized cost of $16,207,312 and $16,338,241 in 2004 and 2003, respectively)	$ 16,692,987	$ 16,858,414
Trading fixed maturities at fair value (amortized cost of $1,408,618 and $1,434,654 in 2004 and 2003, respectively)	1,491,028	1,527,619
Subordinated note from affiliate held-to-maturity (fair value of $689,132 and $699,069 in 2004 and 2003, respectively)	600,000	600,000
Short-term investments	23,957	24,662
Mortgage loans	1,465,896	972,102
Derivative instruments - receivable	566,401	403,437
Limited partnerships	304,809	330,562
Real estate	168,139	84,421
Policy loans	696,305	692,887
Other invested assets	791,541	60,837
Cash and cash equivalents	552,949	558,185
Total investments	23,354,012	22,113,126

Accrued investment income	279,679	285,224
Deferred policy acquisition costs	1,147,181	889,601
Value of business acquired	24,130	22,391
Goodwill	701,451	710,202
Receivable for investments sold	21,213	37,049
Reinsurance receivable	1,928,365	1,978,031
Other assets	111,131	129,458
Separate account assets	19,120,381	17,509,294

Total assets	$ 46,687,543	$ 43,674,376

LIABILITIES

Contractholder deposit funds and other policy liabilities	$ 18,846,238	$ 18,329,570
Future contract and policy benefits	721,135	716,819
Payable for investments purchased	284,511	261,673
Accrued expenses and taxes	95,655	80,453
Deferred federal income taxes	64,610	18,897
Long-term debt	33,500	40,500
Long-term debt payable to affiliates	1,025,000	1,025,000
Partnership capital securities	607,826	607,826
Reinsurance payable to affiliate	1,697,348	1,741,962
Derivative instruments - payable	228,774	248,272
Other liabilities	1,010,006	224,769
Separate account liabilities	19,120,381	17,509,294

Total liabilities	43,734,984	40,805,035

Commitments and contingencies - Note 18
Minority interest	5,561	-

STOCKHOLDER'S EQUITY

Common stock, $1,000 par value - 10,000 shares authorized; 6,437 shares issued and outstanding in 2004 and 2003	$ 6,437	$ 6,437
Additional paid-in capital	2,131,888	2,071,888
Accumulated other comprehensive income	180,638	227,681
Retained earnings	628,035	563,335

Total stockholder's equity	2,946,998	2,869,341

Total liabilities and stockholder's equity	$ 46,687,543	$ 43,674,376

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

For the years ended December 31,

	2004	2003	2002 Restated

Net income (loss)	$ 221,276	$ 94,991	$ (41,797)
Other comprehensive income (loss)
Net change in unrealized holding gains (losses) on
available-for-sale securities, net of tax and policyholder amounts	23,103	158,442	208,297
Reclassification adjustments of realized investment (gains) losses into net income (loss)	(70,146)	(179,672)	34,767

Other comprehensive (loss) income	(47,043)	(21,230)	243,064

Comprehensive income	$ 174,233	$ 73,761	$ 201,267

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

(in thousands)

For the years ended December 31,

			Accumulated
		Additional	Other		Total
	Common	Paid-In	Comprehensive	Retained	Stockholder's
	Stock	Capital	Income	Earnings	Equity

Balance at December 31, 2001 - Restated	$ 6,437	$ 1,971,888	$ 5,847	$ 510,141	$ 2,494,313

Net loss - Restated				(41,797)	(41,797)
Additional paid-in-capital - Restated		100,000			100,000
Other comprehensive income - Restated			243,064		243,064
Balance at December 31, 2002 - Restated	$ 6,437	$ 2,071,888	$ 248,911	$ 468,344	$ 2,795,580

Net income				94,991	94,991
Other comprehensive loss			(21,230)		(21,230)

Balance at December 31, 2003	$ 6,437	$ 2,071,888	$ 227,681	$ 563,335	$ 2,869,341

Net income				221,276	221,276
Additional paid-in-capital		60,000			60,000
Dividends				(156,576)	(156,576)
Other comprehensive loss			(47,043)		(47,043)

Balance at December 31, 2004	$ 6,437	$ 2,131,888	$ 180,638	$ 628,035	$ 2,946,998

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in thousands)

For the years ended December 31,

	2004	2003	2002 Restated

Cash Flows From Operating Activities:
Net income (loss) from operations	$ 221,276	$ 94,991	$ (41,797)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Income to minority interest	5,561	-	-
Amortization (accretion) of discount and premiums	82,123	112,761	58,246
Amortization of DAC and VOBA	82,876	98,398	251,513
Depreciation and amortization	3,025	1,730	1,876
Non cash derivative activity	(18,690)	144,091	231,131
Net realized (gains) losses on investments	(96,074)	(134,085)	38,966
Net losses (gains) on trading investments	7,237	(63,573)	(111,740)
Net change in unrealized and undistributed (gains) losses in private equity limited partnerships	(58,981)	15,789	17,186
Interest credited to contractholder deposits	671,101	781,834	701,505
Deferred federal income taxes (benefits)	72,648	43,029	(44,316)
Cumulative effect of change in accounting principles, net of tax	8,940	7,547	-
Changes in assets and liabilities:
Deferred acquisition costs	(346,996)	(263,762)	(288,463)
Accrued investment income	5,545	(28,655)	(5,038)
Future contract and policy benefits	(42,530)	(854)	25,584
Other, net	211,882	127,056	(31,505)
Net sales (purchases) of trading fixed maturities	27,801	(60,321)	(369,794)
Net cash provided by operating activities	836,744	875,976	433,354

Cash Flows From Investing Activities:
Sales, maturities and repayments of:
Available-for-sale fixed maturities	10,472,377	13,004,400	11,137,476
Net cash from sale of subsidiary	39,687	1,500	3,331
Other invested assets	144,145	127,944	152,512
Mortgage loans	205,740	339,735	234,191
Real estate	-	14,275	6,036
Purchases of:
Available-for-sale fixed maturities	(10,367,260)	(13,414,490)	(12,867,827)
Other invested assets	(910,784)	(4,926)	(233,255)
Mortgage loans	(698,776)	(338,627)	(249,867)
Real estate	(86,743)	(16,153)	(3,634)
Changes in other investing activities, net	728,637	5,100	(8,109)
Net change in policy loans	(3,418)	(10,858)	(3,406)
Net change in short-term investments	705	153,355	(81,713)

Net cash used in investing activities	$ (475,690)	$ (138,745)	$ (1,914,265)

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in thousands)

For the years ended December 31,

	2004	2003	2002 Restated

Cash Flows From Financing Activities:
Deposits to contractholder deposit funds	$ 2,552,431	$ 2,461,677	$ 3,627,924
Withdrawals from contractholder deposit funds	(2,867,815)	(3,411,004)	(3,116,836)
Net cash of SCA	(2,910)	-	-
Issuance of long-term debt	-	-	460,000
Net change in securities lending	-	-	(1,152,861)
Dividends paid to stockholder	(150,000)	-	-
Additional capital contributed	60,000	-	100,000
Other, net	42,004	(145,258)	149,967
Net cash provided by (used) in financing activities	(366,290)	(1,094,585)	68,194

Net change in cash and cash equivalents	(5,236)	(357,354)	(1,412,717)

Cash and cash equivalents, beginning of year	558,185	915,539	2,328,256

Cash and cash equivalents, end of year	$ 552,949	$ 558,185	$ 915,539

Supplemental Cash Flow Information
Interest paid	$ 120,195	$ 118,302	$ 107,358

Supplemental Schedule of non-cash investing and financing activities

On June 30, 2004, the Company sold its interest in one of its consolidated variable interest entities ("VIEs"). As a result of the sale, bonds decreased by $51.0 million, other liabilities decreased by $11.1 million, deferred tax liability decreased by $3.8 million, notes payable decreased by $7.0 million and other invested assets decreased by $0.6 million in a non-cash transaction.

On December 31, 2004, the Company distributed through a dividend to its parent, Sun Life of Canada (U.S.) Holdings, Inc., its interest in Sun Capital Advisers, Inc. As a result of the dividend, other assets decreased by $5.2 million, other liabilities decreased by $0.9 million and accrued expenses and taxes decreased by $0.6 million in a non-cash transaction.

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

GENERAL

Sun Life Assurance Company of Canada (U.S.) (the "Company") is a stock life insurance company incorporated under the laws of Delaware. Its Executive Office mailing address is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, Telephone (781) 237-6030. The Company is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc. ("SLC - U.S. Ops Holdings") and is an indirect wholly-owned subsidiary of Sun Life Financial Inc. ("SLF"), a reporting company under the Securities Exchange Act of 1934. SLF and its subsidiaries are collectively referred to herein as "Sun Life Financial."

The Company and its subsidiaries are engaged in the sale of individual and group variable life insurance, individual and group fixed and variable annuities, group pension contracts, guaranteed investment contracts ("GICS"), group life, group disability, and group stop loss insurance. These products are distributed through individual insurance agents, financial planners, insurance brokers and broker-dealers to both the tax qualified and non-tax-qualified markets. The Company is authorized to transact business in 49 states, the District of Columbia, Puerto Rico and the U.S. Virgin Islands. In addition, the Company's wholly-owned subsidiary, Sun Life Insurance and Annuity Company of New York ("SLNY"), is authorized to transact business in the State of New York.

As of December 31, 2004, SLC - U.S. Ops Holdings, was a direct wholly-owned subsidiary of Sun Life Assurance Company of Canada ("SLOC"), 150 King Street West, Toronto, Ontario, Canada. SLOC is a life insurance company incorporated in 1865. As of December 31, 2004, SLOC transacted business directly or through its subsidiaries and joint ventures in all of the Canadian provinces and territories, all of the United States, the District of Columbia, Puerto Rico, the Virgin Islands, Great Britain, Ireland, Hong Kong, Bermuda, Barbados, Philippines, Indonesia, China and India. SLOC is a direct wholly-owned subsidiary of SLF.

On January 4, 2005, a reorganization was completed under which most of SLOC's asset management businesses in Canada and the United States were transferred to Sun Life Financial Corp., a newly incorporated wholly-owned subsidiary of SLF. After this reorganization, the operations remaining in SLOC consist primarily of Sun Life Financial's life, health and annuities businesses in Canada, most of its life and health businesses in the United States, and all of its operations in the United Kingdom and Asia. SLOC continues to be a direct wholly-owned subsidiary of SLF. The Company and its subsidiaries are now indirect wholly-owned subsidiaries of Sun Life Financial Corp., and continue to be indirect wholly-owned subsidiaries of SLF.

On December 31, 2004, Sun Capital Advisers, Inc. ("SCA"), a registered investment adviser, was distributed in the form of a dividend to the Company's parent and became a consolidated subsidiary of the SLC - U.S. Ops Holdings. As a result of this transaction, SCA is no longer the Company's wholly-owned subsidiary. As of December 31, 2004, SCA's total assets were $8.1 million. SCA's net income for the years ended December 31, 2004, 2003 and 2002, was $1.9 million, $0.7 million and $1.1 million, respectively.

On June 30, 2004, the Company sold its interest in one of its consolidated variable interest entities ("VIEs") and recognized a gain of $9.7 million. The Company received net cash proceeds of $39.7 million and reduced consolidated assets and liabilities by $51.6 million and $21.9 million, respectively. The Company's net income related to this VIE for the year ended December 31, 2004, excluding the gain on the sale, was $7.1 million.

On December 31, 2003, Keyport Life Insurance Company ("Keyport") was merged with and into the Company with the Company as the surviving entity. Prior to the merger, the Company and Keyport were both indirect wholly-owned subsidiaries of SLC - U.S. Ops Holdings. The merger had no effect on the existing rights and benefits of policyholders and contractholders from either company. The Company is licensed and authorized to write all business that was previously written by the Keyport.

The merger was accounted for under Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations." Under SFAS No. 141, transfers of net assets and exchanges of shares between entities under common control are recorded at their carrying amounts at the date of transfer. The financial statements of prior periods have been restated to give effect to the merger as of November 1, 2001, the date on which the predecessor companies came under common control.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

GENERAL (CONTINUED)

The following summarizes the results of operations and total assets as of and for the year ended December 31, 2003 (in 000's):
	Keyport	SLUS	Surviving Entity
Total revenues	$ 893,846	$ 625,903	$ 1,519,749
Total expenditures	764,596	624,426	1,389,022
Pretax income	129,250	1,477	130,727

Net income	$ 76,452	$ 18,539	$ 94,991

Total Assets	$ 21,132,604	$ 22,541,772	$ 43,674,376

The impact of the merger with Keyport decreased net income by $22.6 million for the year ended December 31, 2002.

BASIS OF PRESENTATION

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for stockholder-owned life insurance companies.

The consolidated financial statements include the accounts of the Company and its subsidiaries. As of December 31, 2004, the Company owned all of the outstanding shares of SLNY, Sun Benefit Services Company, Inc. ("SBSC"), Sun Life of Canada (U.S.) SPE 97-I, Inc. ("SPE 97-I"), Sun Life of Canada (U.S.) Holdings General Partner LLC ("the General Partner"), Clarendon Insurance Agency, Inc. ("Clarendon"), SLF Private Placement Investment Company I, LLC, Sun Parkaire Landing LLC, 7101 France Avenue Manager LLC and Independence Life and Annuity Company ("Independence Life").

The General Partner is the sole general partner in Sun Life of Canada (U.S.) Limited Partnership I ("the Partnership") and as a result, the Partnership is consolidated with the results of the Company. In addition, the Company consolidates certain investments in VIEs. The consolidation of the VIEs requires the Company to report the minority interest relating to the equity ownership not controlled by the Company.

SLNY is engaged in the sale of individual fixed and variable annuity contracts, variable universal life insurance, and group life, group disability insurance and stop loss contracts in its state of domicile, New York. SBSC is an inactive subsidiary. SPE 97-I was organized for the purpose of engaging in activities incidental to securitizing mortgage loans. The General Partner is the sole general partner of the Partnership. The Partnership was established to purchase subordinated debentures issued by the Company's parent, SLC U.S. Holdings, and to issue partnership capital securities to an affiliated business trust, Sun Life of Canada (U.S.) Capital Trust I, ("Capital Trust I"). Clarendon is a registered broker-dealer that acts as the general distributor of certain annuity and life insurance contracts issued by the Company and its affiliates. Independence Life is a life insurance company that sold variable and whole life insurance products.

All significant intercompany transactions have been eliminated in consolidation.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The most significant estimates are those used in determining the fair value of financial instruments, goodwill, deferred policy acquisition costs ("DAC"), value of business acquired ("VOBA"), the liabilities for future contract and policyholder benefits and other than temporary impairments of investments. Actual results could differ from those estimates.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including cash equivalents, fixed maturity investments, mortgage loans, equity securities, off balance sheet financial instruments, debt, loan commitments and financial guarantees. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents primarily include cash, commercial paper, money market investments and short-term bank participations. All such investments have maturities of three months or less when purchased and are considered cash equivalents for purposes of reporting cash flows.

The consolidated financial statements have been restated to reflect a reclassification of bank overdrafts of $44.7 million and $190.0 million as of December 31, 2003 and 2002, respectively.

INVESTMENTS

The Company accounts for its investments in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities." At the time of purchase, fixed maturity securities are classified based on intent as either held-to-maturity, trading or available-for-sale. In order for the security to be classified as held-to-maturity, the Company must have positive intent and ability to hold the securities to maturity. Securities held-to-maturity are stated at cost adjusted for amortization of premiums and accretion of discounts. Securities that are bought and held principally for the purpose of selling them in the near term are classified as trading. Trading securities are carried at aggregate fair value with changes in unrealized gains or losses reported as a component of net investment income. Securities that do not meet the held-to-maturity or trading criterion are classified as available-for-sale. Available-for-sale securities are carried at fair value with the unrealized gains or losses reported in other comprehensive income.

Fair values for publicly traded securities are obtained from external market quotations. For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturities repayment and liquidity characteristics. All security transactions are recorded on a trade date basis.

The Company's accounting policy for impairment requires recognition of an other-than-temporary impairment write-down on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligation of the security. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired security for additional impairment, if necessary. Other-than-temporary impairments are reported as a component of net realized investment gains (losses).

Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses. Mortgage loans acquired at a premium or discount are carried at amortized values net of provisions for estimated losses. Mortgage loans, which include primarily commercial first mortgages, are diversified by property type and geographic area throughout the United States. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the properties' value at the time that the original loan is made.

A loan is recognized as impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. Measurement of impairment is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or at the loan's observable market price. A specific valuation allowance is established if the fair value of the impaired loan is less than the recorded amount. Loans are also charged against the allowance when determined to be uncollectible. The allowance is based on a continuing review of the loan portfolio, past loss experience and current economic conditions, which may affect the borrower's ability to pay. While management believes that it uses the best information available to establish the allowance, future adjustments to the allowance may become necessary if economic conditions differ from the assumptions used in making the evaluation.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS (CONTINUED)

Real estate investments are held for the production of income or held-for-sale. Real estate investments held for the production of income are carried at the lower of cost adjusted for accumulated depreciation or fair value. Depreciation of buildings and improvements is calculated using the straight-line method over the estimated useful life of the property, generally 40 to 50 years. Real estate investments held-for-sale are primarily acquired through foreclosure of mortgage loans. The cost of real estate that has been acquired through foreclosure is the estimated fair value less estimated costs to dispose at the time of foreclosure. Real estate investments are diversified by property type and geographic area throughout the United States.

Policy loans are carried at the amount of outstanding principal balance. Policy loans are collateralized by the related insurance policy and do not exceed the net cash surrender value of such policy.

Investments in private equity limited partnerships are accounted for on either the cost or equity method. The equity method of accounting is used for all partnerships in which the Company has an ownership interest in excess of 3%.

The Company uses derivative financial instruments including swaps, options and futures as a means of hedging exposure to interest rate, currency and equity price risk. Derivatives are carried at fair value and changes in fair value are recorded as a component of derivative income.

Realized gains and losses on the sales of investments are recognized in operations at the date of sale and are determined using the average cost method. When an impairment of a specific investment is determined to be other-than-temporary, a realized investment loss is recorded. Changes in the provision for estimated losses on mortgage loans and real estate are included in net realized investment gains and losses.

Interest income is recorded on the accrual basis. Investments are placed in a non-accrual status when management believes that the borrower's financial condition, after giving consideration to economic and business conditions and collection efforts, is such that collection of principal and interest is doubtful. When an investment is placed in non-accrual status, all interest previously accrued is reversed against current period interest income. Interest accruals are resumed on such investments only when they are brought fully current with respect to principal and interest, have performed on a sustained basis for a reasonable period of time, and when, in the judgment of management, the investments are estimated to be fully collectible as to both principal and interest.

DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting and other costs, which vary with and are primarily related to the production of new business. Acquisition costs related to investment-type contracts, primarily deferred annuity and GICS, and universal and variable life products are deferred and amortized with interest in proportion to the present value of estimated gross profits to be realized over the estimated lives of the contracts. Estimated gross profits are composed of net investment income, net realized investment gains and losses, life and variable annuity fees, surrender charges and direct variable administrative expenses. This amortization is reviewed periodically and adjusted retrospectively when the Company revises the actual profits and its estimate of future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments.

Deferred policy acquisition costs ("DAC") for each product is reviewed to determine if it is recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of DAC is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of DAC considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DEFERRED POLICY ACQUISITION COSTS (CONTINUED)

DAC is also adjusted for amounts relating to the recognition of unrealized investment gains and losses. This adjustment, net of tax, is included with the change in net unrealized investment gains or losses that is credited or charged directly to accumulated other comprehensive income (loss). DAC was reduced by $172.9 million and $132.3 million at December 31, 2004 and 2003, respectively, to reflect the unrealized gains and losses.

VALUE OF BUSINESS ACQUIRED

Value of business acquired ("VOBA") represents the actuarially-determined present value of projected future gross profits from policies in force at the date of their acquisition. This amount is amortized in proportion to the projected emergence of profits.

VOBA is also adjusted for amounts relating to the recognition of unrealized investment gains and losses. This adjustment, net of tax, is included with the change in net unrealized investment gains or losses that is credited or charged directly to accumulated other comprehensive income (loss). VOBA was decreased by $48.2 million and $54.8 million at December 31, 2004 and 2003, respectively, to account for the unrealized investment gains and losses.

GOODWILL

Goodwill represents the difference between the purchase price paid and the fair value of the net assets acquired in connection with the acquisition of Keyport. In accordance with SFAS No. 142, "Goodwill and Other Intangible Assets," goodwill is tested for impairment on an annual basis. The Company completed the required impairment tests of goodwill and indefinite-lived intangible assets during the second quarter of 2004 and concluded that these assets were not impaired.

In 2004, the Company finalized tax periods that predated the acquisition of Keyport. In accordance with the Emerging Issues Task Force ("EITF") Issue No. 93-7, "Uncertainties Related to Income Taxes in a Purchase Business Combinations," adjustments upon resolution of income tax uncertainties that predate or result from a purchase business combination should be recorded as an increase or decrease to goodwill regardless of the time that has elapsed since the acquisition date. The Company reduced goodwill by $8.7 million in 2004 to record the difference between the estimated tax liability at the acquisition date and the final tax liability for closed tax years that predated the acquisition.

OTHER ASSETS

Property, equipment, leasehold improvements and capitalized software costs that are included in other assets are stated at cost, less accumulated depreciation and amortization. Depreciation and amortization are calculated using the straight-line or accelerated method over the estimated useful lives of the related assets, which generally range from 3 to 10 years. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Intangible assets are also included in other assets.

Intangible assets acquired primarily consist of state insurance licenses ($5.1 million) that are not subject to amortization and approximately $2.0 million of intangible assets relate to product rights that have a weighted-average useful life of 7 years.

POLICY LIABILITIES AND ACCRUALS

Contractholder deposit funds consist of policy values that accrue to the holders of universal life-type contracts and investment-related products such as deferred annuities, single premium whole life policies and GICS. The liabilities consist of deposits received plus interest credited, less accumulated policyholder charges, assessments and withdrawals. The liability is before the deduction of any applicable surrender charges.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

POLICY LIABILITIES AND ACCRUALS (CONTINUED)

Other policy liabilities include liabilities for policy and contract claims. These amounts consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported. The amount reported is based upon historical experience, adjusted for trends and current circumstances. Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses. Revisions of these estimates are included in operations in the year such refinements are made.

Future contract and policy benefits are liabilities for traditional life, health and stop loss products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance and disability insurance products are computed using the net level premium method based on assumptions about future investment yields, mortality, morbidity and persistency. The assumptions used are based upon the Company's experience and industry standards.

REVENUE AND EXPENSES

Premiums for traditional individual life products are considered revenue when due. Premiums related to group life, stop loss and group disability insurance are recognized as revenue pro-rata over the contract period. The unexpired portion of these premiums is recorded as unearned premiums. Revenue from universal life-type products and investment-related products includes charges for the cost of insurance (mortality), initiation and administration of the policy and surrender charges. Revenue is recognized when the charges are assessed except that any portion of an assessment that relates to services to be provided in future years is deferred and recognized over the period during which the services are provided.

Benefits and expenses related to traditional life, annuity and disability contracts, including group policies, are recognized when incurred in a manner designed to match them with related premium revenue and spread income recognition over expected policy lives. For universal life-type and investment-type contracts, expenses include interest credited to policyholders' accounts and death benefits in excess of account values, which are recognized as incurred.

Fees from investment advisory services are recognized as revenues when the services are provided.

INCOME TAXES

For the year ended December 31, 2004, the Company will participate in the consolidated federal income tax return with an affiliate, SLC - US Ops Holdings. Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by SFAS No. 109, "Accounting for Income Taxes." These differences primarily result from policy reserves, policy acquisition expenses and unrealized gains or losses on investments. For the 2003 tax year, as in prior years, SLUS participated in the consolidated federal income tax return with SLC - U.S. Ops Holdings and other affiliates. For 2003 and 2002, Keyport filed a separate consolidated return with an affiliate, Independence Life.

SEPARATE ACCOUNTS

The Company has established separate accounts applicable to various classes of contracts providing for variable benefits. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Contracts for which funds are invested in separate accounts include variable life insurance and individual and group qualified and non-qualified variable annuity contracts. Investment income and changes in mutual fund asset values are allocated to policyholders and therefore do not affect the operating results of the Company. Assets held in the separate accounts are carried at fair value and the investment risk of such securities is retained by the contractholder. The Company earns separate account fees for providing administrative services and bearing the mortality risks related to these contracts.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

RECLASSIFICATIONS

Certain amounts in the prior years' financial statements have been reclassified to conform to the 2004 presentation.

NEW ACCOUNTING PRONOUNCEMENTS

On January 1, 2004, the Company adopted the American Institute of Certified Public Accountants' (the "AICPA") Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). The major provisions of SOP 03-1 that affect the Company require:

-	Establishment of reserves primarily related to death benefit and income benefit guarantees provided under variable annuity contracts;
-	Deferral of sales inducements that meet certain criteria, and amortization using the same method used for DAC; and
-	Reporting and measuring the Company's interest in its separate accounts as investments.

Effect of Adoption

The cumulative effect, reported after tax and net of related effects on DAC, upon adoption of SOP 03-1 at January 1, 2004, decreased net income and stockholder's equity by $8.9 million and reduced accumulated other comprehensive income by $2.1 million. The decrease in net income was comprised of an increase in future contract and policy benefits (primarily for variable annuity contracts) of $46.7 million, pretax, an increase in DAC of $29.5 million, pretax, and the recognition of the unrealized gain on investments in separate accounts of $3.5 million, pretax.

In October 2004, the AICPA issued a technical bulletin on financial accounting and reporting issues related to SOP 03-1. Upon adoption of the guidance in the technical bulletin, the Company restated the amount of the cumulative effect of change in accounting principal in the accompanying financial statements from the amount previously reported in earlier quarters ($0.9 million). The previously reported 2004 quarterly financial information has also been restated in Item 8 of this Form 10-K to reflect the implementation of the technical bulletin provisions.

Liabilities for contract guarantees

The Company offers various guarantees to certain policyholders including a return of no less than (a) total deposits made on the contract less any customer withdrawals, (b) total deposits made on the contract less any customer withdrawals plus a minimum return or (c) the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death, upon annuitization, or at specified dates during the accumulation period of an annuity.

The table below represents information regarding the Company's variable annuity contracts with guarantees at December 31, 2004:

Benefit Type	Account Balance	Net Amount at Risk	Average Attained Age
Minimum Death	$ 16,894,237	$ 2,423,320	65.7
Minimum Income	$ 386,407	$ 63,851	59.8
Minimum Accumulation or Withdrawal	$ 884,843	$ -	61.4

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

The following summarizes the reserve for the guaranteed minimum death benefit and income benefit at December 31, 2004:

	Guaranteed Minimum Death Benefit	Guaranteed Minimum Income Benefit	Total
Balance at January 1, 2004	$ 45,250	$ 1,457	$ 46,707

Incurred guaranteed benefits	32,103	832	32,935
Paid guaranteed benefits	50,502	-	50,502
Interest	1,462	132	1,594

Balance at December 31, 2004	$ 28,313	$ 2,421	$ 30,734

The liability for death and income benefit guarantees is established equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges. The benefit ratio may be in excess of 100%. For guarantees in the event of death, benefits represent the current guaranteed minimum death payments in excess of the current account balance. For guarantees at annuitization, benefits represent the present value of the minimum guaranteed annuity benefits in excess of the current account balance.

Projected benefits and assessments used in determining the liability for guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected future gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based upon factors such as eligibility conditions and the annuitant's attained age.

The liability for guarantees will be re-evaluated periodically, and adjustments will be made to the liability balance through a charge or credit to policyowner benefits.

Guaranteed minimum accumulation benefits or withdrawal benefits are considered to be derivatives under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," and are recognized at fair value through earnings. The guaranteed minimum accumulation or withdrawal benefit was a $0.6 and $2.8 million receivable at January 1, 2004 and December 31, 2004, respectively.

Interest in Separate Accounts

At December 31, 2003, the Company had $11.7 million representing unconsolidated interests in its own separate accounts. These interests were recorded as separate account assets, with changes in fair value recorded through other comprehensive income. On January 1, 2004, the Company reclassified these interests to investments as a component of other invested assets.

Sales Inducements

The Company currently offers enhanced or bonus crediting rates to policyholders on certain of its annuity products. Through December 31, 2003, the expenses associated with certain of these bonuses were deferred and amortized. Others were expensed as incurred. Effective January 1, 2004, upon adoption of SOP 03-1, the expenses associated with offering a bonus are deferred and amortized over the life of the related contract in a pattern consistent with the amortization of DAC.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

Other Accounting Pronouncements

Effective December 31, 2003, the Company adopted the disclosure requirements of EITF Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." As a result, disclosures are required for unrealized losses on fixed maturity and equity securities accounted for under SFAS No. 115, "Accounting for Certain Investment in Debt and Equity Securities," that are classified as either available-for-sale or held-to-maturity.

The disclosure requirements include quantitative information regarding the aggregate amount of unrealized losses and the associated fair value of the investments in an unrealized loss position, segregated into time periods for which the investments have been in an unrealized loss position. EITF No. 03-1 also requires certain qualitative disclosures about holdings with unrealized losses in order to provide additional information that the Company considered in concluding that the unrealized losses were not other-than-temporary. For further discussion, see disclosures in Note 4.

On November 29, 2004, the AICPA issued a proposed Statement of Position ("SOP"), "Accounting by Insurance Enterprises for Deferred Acquisition Costs on Internal Replacements." The proposed SOP provides guidance on accounting by insurance companies for DAC on internal replacements other than those specifically described in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." The proposed SOP is effective for fiscal years beginning after December 15, 2005. The Company is in the process of evaluating the provisions of the proposed SOP and its impact on the Company's financial position and results of operations.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

In January 2003, the Financial Accounting Standards Board (the "FASB") issued Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN No. 46"). In December 2003, the FASB issued a revised version of FIN 46 ("FIN 46R"), which incorporated a number of modifications and changes made to the original version. FIN 46R replaces the previously issued FIN No. 46 and, subject to certain special provisions, is effective no later than the first reporting period that ends after December 15, 2003 for entities considered to be special-purpose entities and no later than the end of the first reporting period that ends after March 15, 2004 for all other VIEs. Early adoption was permitted. The Company adopted FIN No. 46 and FIN 46R in the fourth quarter of 2003. Implementation of FIN No. 46 and FIN 46R resulted in the consolidation of two VIEs and increased total consolidated assets by $67.8 million at December 31, 2003. As required by FIN No. 46 and FIN 46R, the difference between the carrying amount of the assets and the fair value of the VIEs resulted in a cumulative effect of change in accounting principles, net of tax, of $7.5 million as of the date of adoption.

The Company does have a greater than or equal to 20% involvement in 10 VIEs at December 31, 2004. The Company is a creditor in 7 trusts, 2 limited liability companies and one special purpose entity that were used to finance commercial mortgages, franchise receivables, auto receivables and equipment used in utility generation. The Company's maximum exposure to loss related to all of these VIEs is the investments' carrying value, which was $62.8 million at December 31, 2004. The notes mature between August 2005 and December 2035. See Note 4 for additional information with respect to leveraged leases which is not included above.

Consolidated VIE's increased total consolidated assets by $64.3 million at December 31, 2004. The liabilities include a $33.5 million note issued in June 2000. The note will mature on June 1, 2012. The interest rate on the note is the three-month LIBOR plus 1.75% for the period from June 23, 2000 to December 1, 2005 and LIBOR for the period from December 1, 2005 to June 1, 2012.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

2. MERGERS, ACQUISITIONS AND DISPOSITIONS

On December 31, 2004, SCA, a registered investment adviser and a wholly-owned subsidiary of the Company, was distributed in the form of a dividend to the Company's parent and became a consolidated subsidiary of SLC - U.S. Ops Holdings. As a result of this transaction, SCA is no longer the Company's wholly-owned subsidiary. As of December 31, 2004 and 2003, SCA's net assets were $8.1 million and $5.1 million, respectively. SCA's net income for the years ended December 31, 2004, 2003 and 2002, was $1.9 million, $0.7 million and $1.1 million, respectively.

On June 30, 2004, the Company sold its interest in one of its consolidated VIEs and recognized a gain of $9.7 million. The Company received net cash proceeds of $39.7 and reduced consolidated assets and liabilities by $51.6 million and $21.9 million, respectively. The Company's net income related to this VIE for the year ended December 31, 2004, excluding the gain on the sale, was $7.1 million.

On December 31, 2003, Clarendon merged with an affiliate, Keyport Financial Services Corp., with Clarendon as the surviving entity. KFSC was a wholly-owned subsidiary of Keyport.

On November 18, 2003, the Company sold its interest in its wholly-owned subsidiary, Vision Financial Corporation, for $1.5 million. A loss of approximately $1.0 million was realized on this transaction.

On April 1, 2003, Sun Life Financial Services Limited ("SLFSL"), a wholly-owned subsidiary of the Company, ceased operations and SLFSL was liquidated during the fourth quarter of 2003. SLFSL served as marketing administrator for the distribution of offshore products offered by SLOC, an affiliate.

On December 18, 2002, the Company sold its interest in its wholly-owned subsidiary, Sun Life of Canada (U.S.) Distributors, Inc. ("SLD") to another affiliate, Sun Life Financial (U.S.) Holdings, Inc., for $10.5 million. No gain or loss was realized on this transaction. Effective January 1, 2003, SLD changed its name to MFS/Sun Life Financial Distributors, Inc. ("MFSLF") and thereafter Massachusetts Financial Services Company ("MFS"), an affiliate of the Company, acquired a 50% ownership interest in MFSLF. Total net loss of SLD for the year ended December 31, 2002 was $4.8 million. Effective January 1, 2005, MFSLF changed its name to Sun Life Financial Distributors, Inc. ("SLFD").

On October 9, 2002, Keyport Benefit Life Insurance Company, which was a wholly-owned subsidiary of Keyport, merged with and into SLNY, with SLNY as the surviving entity. The merger had no effect on the existing rights and benefits of policyholders or contract holders from either company.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES

In 2003, the Company sold a $100 million note from MFS, an affiliate, to another affiliate, Sun Life (Hungary) Group Financing Limited Liability Company ("Sun Life (Hungary) LLC"), for approximately $109.1 million. The note was sold at a gain of $9.1 million.

The Company and its subsidiaries have management services agreements with SLOC which provide that SLOC will furnish, as requested, certain services and facilities on a cost-reimbursement basis. Expenses under these agreements amounted to approximately $24.4 million in 2004, $73.3 million in 2003, and $64.4 million in 2002.

The Company has an administrative services agreement with SLC - U.S. Ops Holdings, under which the Company provides administrative and investor services with respect to certain open-end management investment companies for which MFS serves as the investment adviser, and which are offered to certain of the Company's separate accounts established in connection with the variable annuity contracts issued by the Company. Amounts received under this agreement amounted to approximately $22.8 million, $21.3 million and $24.0 million for the years ended December 31, 2004, 2003 and 2002, respectively.

The Company leases office space to SLOC under lease agreements with terms expiring in September 2009 and options to extend the terms for each of twelve successive five year terms at fair market value of the fixed rent for the term, which is ending. Rent received by the Company under the leases amounted to approximately $11.8 million, $11.8 million, and $11.7 million in 2004, 2003 and 2002, respectively. Rental income is reported as a component of net investment income.

As more fully described in Note 8, the Company has been involved in several reinsurance transactions with SLOC.

In 2004, the Company declared and paid cash dividends in the amount of $150.0 million and transferred via dividend its ownership of SCA valued at $6.6 million to its parent, SLC - U.S. Ops Holdings. The Company did not make any dividend payments in 2003 or 2002.

On December 31, 2004 and September 24, 2002, the Company received a $60.0 million and a $100.0 million capital contribution, respectively, from its parent, SLC - U.S. Ops Holdings.

In 2004, the Company became a participant in a restricted share unit ("RSU") plan with its indirect parent, SLF. Under the RSU plan, participants are granted units that are equivalent to one common share of SLF stock and have a fair market value of a common share of SLF stock on the date of grant. RSUs earn dividend equivalents in the form of additional RSUs at the same rate as the dividends on common shares of SLF stock. The redemption value is the fair market value of an equal number of common shares of SLF stock. As of December 31, 2004, the Company incurred expenses of $4.1 million.

In 2004, the Company became a participant in a performance share unit ("PSU") plan with its indirect parent, SLF. Under the PSU plan, participants are granted units that are the equivalent to one SLF common share and have a fair market value of a SLF common share on the date of grant. PSUs earn dividend equivalents in the form of additional PSUs at the same rate as the dividends on SLF's common shares. No PSUs will vest or become payable unless SLF meets certain threshold targets with respect to specified performance targets. The plan provides for an enhanced payout if SLF achieves superior levels of performance to motivate participants to achieve a higher return for shareholders. Payments to participants are based on the number of PSUs earned multiplied by the market value of SLF's common shares at the end of a three-year performance period. As of December 31, 2004, the Company incurred expenses of $0.3 million relating to PSUs.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

On July 25, 2002, the Company issued a $380 million promissory note at 5.76% and an $80 million promissory note at 5.71%, both maturing June 30, 2012 to an affiliate, Sun Life (Hungary) LLC. The Company pays interest semi-annually to Sun Life (Hungary) LLC. Total interest paid was $26.5 million for the years ended December 31, 2004 and 2003, respectively, and $11.5 million for the year ended December 31, 2002. The proceeds of the notes were used to purchase fixed rate government and corporate bonds.

Effective January 2002, all United States employees of SLOC became employees of the Company. As a result, the Company has assumed most of the salaries and benefits previously incurred by SLOC in the United States. In accordance with a management service agreement between the Company and SLOC, the Company provides personnel and certain services to SLOC, as requested. Reimbursements under this agreement, which are recorded as a reduction of other operating expenses, were approximately $136.8 million, $152.2 million and $135.1 million for the years ended December 31, 2004, 2003 and 2002, respectively.

At December 31, 2004 and 2003, the Company had $565 million of surplus notes issued to Sun Life Financial (U.S.) Finance, Inc., an affiliate of the Company. The Company expensed $42.6 million for interest on these surplus notes for each of the years ended December 31, 2004, 2003 and 2002, respectively.

In 2004 and 2003, the Company purchased a total of $140 million in promissory notes from MFS. These promissory notes are included with fixed maturities available-for-sale in the financial statements. The interest rates on these notes range from 2.988% to 3.512% and the terms are from 3-5 years. Interest earned for the periods ended December 31, 2004 and 2003 was $4.0 million and $0.6 million, respectively.

During the years ended December 31, 2004 and 2003, the Company paid $35.0 million and $14.6 million, respectively, in commission fees to an affiliate, SLFD, formerly known as MFSLF.

During the years ended December 31, 2004, 2003 and 2002, the Company paid $45.1 million, $64.5 million and $79.4 million, respectively, in commission fees to Independence Financial Marketing Group, Inc., an affiliate.

Management believes inter-company revenues and expenses are calculated on a reasonable basis; however, these amounts may not necessarily be indicative of the costs that would be incurred if the Company operated on a stand-alone basis.

The following table lists the details of notes due to affiliates at December 31, 2004 (in 000's):

Type	Principal	Maturity	Rate

Surplus	$ 150,000	12/15/27	6.150%
Surplus	150,000	12/15/15	7.250%
Surplus	7,500	12/15/15	6.125%
Surplus	7,500	12/15/27	6.150%
Promissory	80,000	06/30/12	5.710%
Promissory	380,000	06/30/12	5.760%
Surplus	250,000	11/06/27	8.625%
	$ 1,025,000

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS

Fixed Maturities

The amortized cost and fair value of fixed maturities was as follows:

	December 31, 2004
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Available-for-sale fixed maturities:
Asset Backed and Mortgage Backed Securities	$ 5,250,374	$ 106,024	$ (33,560)	$ 5,322,838
Foreign Government & Agency Securities	99,771	4,789	(21)	104,539
States & Political Subdivisions	1,212	50	-	1,262
U.S. Treasury & Agency Securities	573,446	12,539	(1,174)	584,811
Subordinated notes from affiliate	140,000	-	-	140,000
Corporate securities:
Basic Industry	298,352	16,577	(1,649)	313,280
Capital Goods	667,459	38,995	(1,429)	705,025
Communications	1,428,598	61,135	(7,811)	1,481,922
Consumer Cyclical	1,341,480	51,605	(2,935)	1,390,150
Consumer Noncyclical	512,153	30,345	(367)	542,131
Energy	527,782	27,370	(711)	554,441
Finance	2,979,627	92,043	(14,145)	3,057,525
Industrial Other	311,829	11,198	(1,522)	321,505
Technology	57,867	2,774	(569)	60,072
Transportation	526,567	25,104	(9,549)	542,122
Utilities	1,490,795	83,231	(2,662)	1,571,364
Total Corporate	10,142,509	440,377	(43,349)	10,539,537

Total available-for-sale fixed maturities	$ 16,207,312	$ 563,779	$ (78,104)	$16,692,987

Trading fixed maturities:
Asset Backed and Mortgage Backed Securities	$ 121,729	$ 4,427	$ (1,051)	$ 125,105
Foreign Government & Agency Securities	6,313	711	(11)	7,013
Corporate securities:
Basic Industry	31,844	2,363	-	34,207
Capital Goods	48,839	2,939	-	51,778
Communications	177,288	10,753	(300)	187,741
Consumer Cyclical	198,733	10,684	(159)	209,258
Consumer Noncyclical	23,344	1,209	(13)	24,540
Energy	35,714	4,987	-	40,701
Finance	453,387	25,198	(973)	477,612
Industrial Other	46,089	3,034	(189)	48,934
Technology	3,802	302	-	4,104
Transportation	63,291	5,453	(3,107)	65,637
Utilities	198,245	16,154	(1)	214,398
Total Corporate	1,280,576	83,076	(4,742)	1,358,910

Total trading fixed maturities	$ 1,408,618	$ 88,214	$ (5,804)	$ 1,491,028

Held-to-maturity fixed maturities:
Sun Life of Canada (U.S.) Holdings, Inc.,
8.526% subordinated debt, due 2027	$ 600,000	$ 89,132	$ -	$ 689,132

Total held-to-maturity fixed maturities	$ 600,000	$ 89,132	$ -	$ 689,132

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

December 31, 2003

Gross

Gross

Estimated

Amortized

Unrealized

Unrealized

Fair

Cost

Gains

Losses

Value

Available-for-sale fixed maturities:

 Asset Backed and Mortgage Backed Securities

$ 5,251,364

$ 116,712

$ (71,242)

$ 5,296,834

 Foreign Government & Agency Securities

82,774

13,696

(47)

96,423

 States & Political Subdivisions

1,693

87

-

1,780

 U.S. Treasury & Agency Securities

685,075

13,343

(8,316)

690,102

 Subordinated notes from affiliate

80,000

-

(934)

79,066

Corporate securities:

 Basic Industry

497,699

25,760

(5,877)

517,582

 Capital Goods

600,303

45,999

(1,477)

644,825

 Communications

1,214,136

54,673

(7,378)

1,261,431

 Consumer Cyclical

1,156,471

66,259

(3,973)

1,218,757

 Consumer Noncyclical

551,144

39,761

(719)

590,186

 Energy

568,786

33,235

(2,573)

599,448

 Finance

2,896,392

120,219

(15,662)

3,000,949

 Industrial Other

414,828

15,723

(2,768)

427,783

 Technology

79,775

3,235

-

83,010

 Transportation

579,351

29,589

(15,540)

593,400

 Utilities

1,678,450

90,491

(12,103)

1,756,838

Total Corporate

10,237,335

524,944

(68,070)

10,694,209

Total available-for-sale fixed maturities

$ 16,338,241

$ 668,782

$ (148,609)

$ 16,858,414

Trading fixed maturities:

 Asset Backed and Mortgage Backed Securities

$ 96,189

$ 5,773

$ (227)

$ 101,735

 Foreign Government & Agency Securities

5,227

893

(14)

6,106

Corporate securities:

 Basic Industry

67,321

7,696

(7)

75,010

 Capital Goods

83,797

8,634

-

92,431

 Communications

170,219

15,478

(222)

185,475

 Consumer Cyclical

167,633

14,226

(609)

181,250

 Consumer Noncyclical

40,623

1,065

(419)

41,269

 Energy

80,957

6,478

(276)

87,159

 Finance

323,412

27,219

(455)

350,176

 Industrial Other

57,925

5,918

(62)

63,781

 Technology

3,804

310

-

4,114

 Transportation

76,614

6,112

(7,505)

75,221

 Utilities

260,933

14,873

(11,914)

263,892

Total Corporate

1,333,238

108,009

(21,469)

1,419,778

Total trading fixed maturities

$ 1,434,654

$ 114,675

$ (21,710)

$ 1,527,619

Held-to-maturity fixed maturities:

Sun Life of Canada (U.S.) Holdings, Inc.,

8.526% subordinated debt, due 2027

$ 600,000

$ 99,069

$ -

$ 699,069

Total held-to-maturity fixed maturities

$ 600,000

$ 99,069

$ -

$ 699,069

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

The amortized cost and estimated fair value by maturity periods for fixed maturity investments are shown below.  Actual maturities may differ from contractual maturities on asset-backed securities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers.

December 31, 2004

 Amortized
Cost

 Estimated
Fair Value

Maturities of available-for-sale fixed securities:

Due in one year or less

$ 654,144

$ 659,961

Due after one year through five years

3,032,715

3,108,642

Due after five years through ten years

4,304,931

4,486,115

Due after ten years

2,965,148

3,115,431

Subtotal - Maturities available-for-sale

10,956,938

11,370,149

Asset-backed securities

5,250,374

5,322,838

Total Available-for-sale

$ 16,207,312

$ 16,692,987

Maturities of trading fixed securities:

Due in one year or less

$ 103,747

$ 105,563

Due after one year through five years

432,522

458,748

Due after five years through ten years

497,186

528,518

Due after ten years

253,434

273,094

Subtotal - Maturities of trading

1,286,889

1,365,923

Asset-backed securities

121,729

125,105

Total Trading

$ 1,408,618

$ 1,491,028

Maturities of held-to-maturity fixed securities:

Due after ten years

$ 600,000

$ 689,132

Gross gains of $152.5 million, $196.4 million and $163.4 million and gross losses of $45.4 million, $44.9 million and $134.9 million were realized on the voluntary sale of fixed maturities for the years ended December 31, 2004, 2003 and 2002, respectively.

Fixed maturities with an amortized cost of approximately $10.9 million and $18.6 million at December 31, 2004 and 2003, respectively, were on deposit with federal and state governmental authorities as required by law.

The Company had unfunded commitments with respect to funding of limited partnerships of approximately $91.1 million and $126.2 million at December 31, 2004 and 2003, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

As of December 31, 2004 and 2003, 95.7% and 93.7%, respectively, of the Company's fixed maturities were investment grade.  Investment grade securities are those that are rated "BBB" or better by nationally recognized rating agencies.  During 2004, 2003 and 2002, the Company incurred realized losses totaling $32.5 million, $62.8 million and $95.7 million, respectively, for other-than-temporary impairment of value of some of its fixed maturities after determining that not all of the unrealized losses were temporary in nature.

During 2004, 2003 and 2002, $17.3 million, $4.7 million and $1.6 million, respectively, of the losses recorded in prior years were recovered through dispositions and are included in realized gains.  The Company has discontinued accruing income on several of its holdings for issuers that are in default.  The termination of accrual accounting on these holdings reduced income by $7.0 million, $10.1 million and $2.5 million during 2004, 2003 and 2002, respectively.

The following table provides the fair value and gross unrealized losses of the Company's investments, which were deemed to be temporarily impaired, aggregated by investment category and length of time that individual securities have been in an unrealized loss position, at December 31, 2004:

Less Than Twelve Months

Twelve Months Or More

Total

 Corporate Securities

Fair
Value

 Gross
Unrealized
Losses

Fair Value

 Gross
Unrealized
Losses

Fair
Value

 Gross
Unrealized
Losses

Basic Industry

$ 30,787

$ (461)

$ 23,104

$ (1,188)

$ 53,891

$ (1,649)

Capital Goods

119,885

(938)

14,733

(491)

134,618

(1,429)

Communications

196,250

(4,153)

83,702

(3,658)

279,952

(7,811)

Consumer Cyclical

221,428

(2,478)

10,620

(457)

232,048

(2,935)

Consumer Noncyclical

60,192

(367)

-

-

60,192

(367)

Energy

26,575

(372)

7,100

(339)

33,675

(711)

Finance

693,913

(8,606)

146,825

(5,539)

840,738

(14,145)

Industrial Other

95,881

(938)

20,346

(584)

116,227

(1,522)

Technology

25,431

(569)

-

-

25,431

(569)

Transportation

39,596

(367)

95,630

(9,182)

135,226

(9,549)

Utilities

209,995

(1,965)

33,919

(697)

243,914

(2,662)

Total Corporate

1,719,933

(21,214)

435,979

(22,135)

2,155,912

(43,349)

 Non-Corporate

Asset Backed and Mortgage Backed Securities

1,358,934

(11,026)

283,699

(22,534)

1,642,633

(33,560)

Foreign Government & Agency Securities

2,459

(21)

-

-

2,459

(21)

U.S. Treasury & Agency Securities

233,308

(1,174)

-

-

233,308

(1,174)

Total Non-Corporate

1,594,701

(12,221)

283,699

(22,534)

1,878,400

(34,755)

Grand Total

$ 3,314,634

$ (33,435)

$ 719,678

$ (44,669)

$ 4,034,312

$ (78,104)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

The following table provides the fair value and gross unrealized losses of the Company's investments, which were deemed to be temporarily impaired, aggregated by investment category and length of time that individual securities have been in an unrealized loss position, at December 31, 2003:

Less Than Twelve Months

Twelve Months Or More

Total

 Corporate Securities

Fair
Value

 Gross
Unrealized
Losses

Fair Value

 Gross
Unrealized
Losses

Fair
Value

 Gross
Unrealized
Losses

Basic Industry

$ 82,585

$ (5,877)

$ -

$ -

$ 82,585

$ (5,877)

Capital Goods

43,154

(1,283)

8,887

(194)

52,041

(1,477)

Communications

242,224

(6,548)

16,271

(830)

258,495

(7,378)

Consumer Cyclical

131,401

(2,725)

13,538

(1,248)

144,939

(3,973)

Consumer Noncyclical

59,880

(634)

4,775

(85)

64,655

(719)

Energy

66,595

(2,256)

7,746

(317)

74,341

(2,573)

Finance

386,695

(11,054)

209,576

(4,608)

596,271

(15,662)

Industrial Other

103,548

(1,880)

49,210

(888)

152,758

(2,768)

Transportation

83,546

(4,451)

84,352

(11,089)

167,898

(15,540)

Utilities

360,785

(10,218)

33,224

(1,885)

394,009

(12,103)

Total Corporate

1,560,413

(46,926)

427,579

(21,144)

1,987,992

(68,070)

 Non-Corporate

Asset Backed and Mortgage Backed Securities

1,121,105

(25,516)

287,666

(45,726)

1,408,771

(71,242)

Foreign Government & Agency Securities

3,850

(47)

-

-

3,850

(47)

U.S. Treasury & Agency Securities

222,365

(8,105)

9,735

(211)

232,100

(8,316)

Subordinated note from affiliate

79,066

(934)

-

-

79,066

(934)

Total Non-Corporate

1,426,386

(34,602)

297,401

(45,937)

1,723,787

(80,539)

Grand Total

$2,986,799

$ (81,528)

$ 724,980

$ (67,081)

$3,711,779

$ (148,609)

The Company has a comprehensive process in place to identify potential problem securities that could have an impairment that is other-than-temporary. At the end of each quarter, all securities with an unrealized loss for more than six months are reviewed.  An analysis is undertaken to determine whether this decline in market value is other-than-temporary. The Company's process focuses on issuer operating performance and overall industry and market conditions.  Any deterioration in operating performance is assessed relative to the impact on financial ratios including leverage and coverage measures specific to an industry and relative to any investment covenants.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

The Company's analysis also assesses each issuer's ability to service its debts in a timely fashion, the length of time the security has been in an unrealized loss position, rating agency actions, and any other key developments. The Company has a Credit Committee that includes members from its investment, finance and actuarial functions.  The committee meets and reviews the results of the Company's impairment analysis on a quarterly basis.

The following table provides the number of securities with gross unrealized losses, which were deemed to be temporarily impaired, at December 31, 2004 (not in thousands):

Number of Securities Less Than Twelve Months

Number of Securities Twelve Months Or More

Total Number of Securities

 Corporate Securities

Basic Industry

6

2

8

Capital Goods

6

6

12

Communications

18

11

29

Consumer Cyclical

20

1

21

Consumer Noncyclical

8

0

8

Energy

4

2

6

Finance

62

14

76

Industrial Other

5

3

8

Technology

1

0

1

Transportation

36

31

67

Utilities

15

7

22

Total Corporate

181

77

258

 Non-Corporate

Asset Backed and Mortgage Backed Securities

278

91

369

Foreign Government & Agency Securities

2

0

2

U.S. Treasury & Agency Securities

27

0

27

Total Non-Corporate

307

91

398

Grand Total

488

168

656

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

The following table provides the number of securities with gross unrealized losses, which were deemed to be temporarily impaired, at December 31, 2003 (not in thousands):

Number of Securities Less Than Twelve Months

Number of Securities Twelve Months Or More

Total Number of Securities

 Corporate Securities

Basic Industry

22

-

22

Capital Goods

10

4

14

Communications

58

3

61

Consumer Cyclical

21

4

25

Consumer Noncyclical

23

1

24

Energy

20

1

21

Finance

84

31

115

Industrial Other

13

3

16

Transportation

28

36

64

Utilities

72

11

83

Total Corporate

351

94

445

 Non-Corporate

Asset Backed and Mortgage Backed Securities

279

100

379

Foreign Government & Agency Securities

7

-

7

U.S. Treasury & Agency Securities

19

3

22

Subordinated note from affiliate

1

-

1

Total Non-Corporate

306

103

409

Grand Total

657

197

854

Mortgage Loans and Real Estate

The Company invests in commercial first mortgage loans and real estate throughout the United States.  Investments are diversified by property type and geographic area.  Mortgage loans are collateralized by the related properties and generally are no more than 75% of the properties' value at the time that the original loan is made. Real estate investments classified as held-for-sale have been obtained primarily through foreclosure.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

MORTGAGE LOANS AND REAL ESTATE

The carrying value of mortgage loans and real estate investments, net of applicable reserves and accumulated depreciation, was as follows:

December 31,

2004

2003

Total mortgage loans

$ 1,465,896

$ 972,102

Real estate:

Held-for-sale

628

628

Held for production of income

167,511

83,793

Total real estate

$ 168,139

$ 84,421

Accumulated depreciation on real estate was $19.1 million and $16.3 million at December 31, 2004 and 2003, respectively.

The Company monitors the condition of the mortgage loans in its portfolio.  In those cases where mortgages have been restructured, values are impaired or values are impaired but mortgages are performing, appropriate allowances for losses have been made.  The Company has restructured mortgage loans, impaired mortgage loans and impaired but performing mortgage loans totaling $16.5 million and $19.5 million at December 31, 2004 and 2003, respectively, against which there are allowances for losses of $7.6 million and $6.4 million, respectively.

The investment valuation allowances were as follows:

Balance at

Balance at

January 1,

Additions

Subtractions

December 31,

2004

Mortgage loans

$ 6,365

$ 1,530

$ (249)

$ 7,646

2003

Mortgage loans

$ 7,098

$ 200

$ (933)

$ 6,365

Mortgage loans and real estate investments comprise the following property types and geographic regions at December 31:

2004

2003

Property Type:

Office building

$ 620,273

$ 428,312

Residential

89,831

27,427

Retail

619,021

356,080

Industrial/warehouse

237,020

181,195

Other

75,536

69,874

Valuation allowances

(7,646)

(6,365)

Total

$ 1,634,035

$ 1,056,523

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4.   INVESTMENTS (CONTINUED)

2004

2003

Geographic region:

Arizona

$ 45,753

$ 32,083

California

137,387

77,832

Colorado

33,096

15,015

Connecticut

32,973

34,177

Delaware

15,847

13,025

Florida

116,327

86,922

Georgia

78,360

39,681

Illinois

10,473

2,100

Indiana

16,203

17,962

Kentucky

15,015

7,224

Louisiana

21,531

23,578

Maryland

57,323

42,934

Massachusetts

137,535

135,722

Michigan

8,719

21,614

Minnesota

46,341

6,539

Missouri

32,323

11,250

Nebraska

5,368

5,554

Nevada

8,055

6,980

New Jersey

31,943

21,482

New Mexico

7,633

4,600

New York

232,312

121,069

North Carolina

39,831

30,362

Ohio

93,896

46,478

Oregon

6,391

5,225

Pennsylvania

102,767

85,474

Tennessee

26,714

19,388

Texas

136,237

34,342

Utah

28,528

20,921

Virginia

18,378

17,466

Washington

68,389

59,441

All other

30,033

16,448

Valuation allowances

(7,646)

(6,365)

Total

$ 1,634,035

$ 1,056,523

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

At December 31, 2004, scheduled mortgage loan maturities were as follows:

2005

$ 12,178

2006

15,550

2007

66,391

2008

48,625

2009

47,870

Thereafter

1,275,282

Total

$ 1,465,896

Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced.

The Company has made commitments of mortgage loans on real estate and other loans into the future. The outstanding commitments for these mortgages amount to $54.0 million and $126.8 million at December 31, 2004 and 2003, respectively.

During 2004, 2003 and 2002, the Company sold commercial mortgage loans in securitization transactions.  The mortgages were primarily sold to qualified special purpose entities that were established for the purpose of purchasing the assets and issuing trust certificates.  In these transactions, the Company retained investment tranches, which are considered available-for-sale securities, in addition to servicing rights. The securitizations are structured so that investors have no recourse to the Company's other assets for failure of debtors to pay when due.  The value of the Company's retained interests are subject to credit and interest rate risk on the transferred financial assets.  The Company recognized pretax gains of $3.0 million, $24.6 million and $4.5 million for its 2004, 2003 and 2002 securitization transactions, respectively.

Key economic assumptions used in measuring the retained interests at the date of securitization resulting from securitizations completed during the year ended December 31, 2004 were as follows:

 Exeter I/O's

Fairfield I/O's

Prepayment speed

-

-

Weighted average life in years

5.72-5.92

2.89-8.74

Expected credit losses

-

-

Residual cash flows discount rate

4.80%-4.84%

4.43%-5.28%

Treasury rate interpolated for average life

3.35%-3.39%

3.18%-4.03%

Spread over treasuries

1.45%

1.25%

Duration in years

6.64-10.14

1.45-4.92

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

Key economic assumptions and the sensitivity of the current fair value of cash flows in those assumptions at December 31, 2004 were as follows:

Commercial Mortgages

Exeter I/O's

Fairfield I/O's

Amortized cost of retained

Interests

$ 897

$ 1,360

Fair value of retained interests

1,031

1,535

Weighted average life in years

6.06-9.56

1.45-4.92

Expected Credit Losses

Fair value of retained interest as a result of a .20% of adverse change

1,030

1,534

Fair value of retained interest as a result of a .30% of adverse change

1,030

1,533

Residual Cash flows Discount Rate

Fair value of retained interest as a result of a 10% of adverse change

1,015

1,522

Fair value of retained interest as a result of a 20% of adverse change

1,012

1,518

The outstanding principal amount of the securitized commercial mortgage loans was $18.7 million at December 31, 2004, none of which were 60 days or more past due.  There were no net credit losses incurred relating to the securitized commercial mortgage loans at the dates of securitization through December 31, 2004.

Key economic assumptions used in measuring the retained interests at the dates of securitizations completed during the year ended December 31, 2003 were as follows:

 Class C

Class D

Class E

Prepayment speed

-

-

-

Weighted average life in years

14.123

14.63

14.84

Expected credit losses

-

-

-

Residual cash flows discount rate

5.65%

5.77%

5.92%

Treasury rate interpolated for average life

4.37%

4.39%

4.40%

Spread over treasuries

1.28%

1.38%

1.52%

Duration in years

20.46

20.55

20.66

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

Key economic assumptions and the sensitivity of the current fair value of cash flows in those assumptions at December 31, 2004 were as follows:

Commercial Mortgages

Class C

Class D

Class E

Amortized cost of retained

Interests

$ 10,664

$ 2,404

$ 2,443

Fair value of retained interests

12,122

2,735

2,780

Weighted average life in years

19.68

19.76

19.87

Expected Credit Losses

Fair value of retained interest as a result of a .20% of adverse change

12,116

2,733

2,778

Fair value of retained interest as a result of a .30% of adverse change

12,112

2,732

2,777

Residual Cash flows Discount Rate

Fair value of retained interest as a result of a 10% of adverse change

11,662

2,629

2,672

Fair value of retained interest as a result of a 20% of adverse change

11,225

2,528

2,570

The outstanding principal amount of the securitized commercial mortgage loans was $417.8 million at December 31, 2004, none of which were 60 days or more past due.  There were no net credit losses incurred relating to the securitized commercial mortgage loans at the date of securitization through December 31, 2004.

Key economic assumptions used in measuring the retained interests at the dates of securitizations completed during the year ended December 31, 2002 were as follows:

Class AA

Class A

Class BBB

Prepayment speed

0

0

0

Weighted average life in years

6.532

6.843

8.417

Expected credit losses

-

-

-

Residual cash flows discount rate

6.06%

6.51%

7.56%

Treasury rate interpolated for average life

4.57%

4.60%

4.68%

Spread over treasuries

1.49%

1.91%

2.88%

Duration in years

5.22

5.263

6.013

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

Key economic assumptions and the sensitivity of the current fair value of cash flows in those assumptions at December 31, 2004 were as follows:

Commercial Mortgages

Class AA

Class A

Class BBB

Amortized cost of retained

Interests

$ 2,370

$ 1,133

$ 1,614

Fair value of retained interests

2,605

1,245

1,777

Weighted average life in years

3.85

4.02

4.88

Expected Credit Losses

 Fair value of retained interest as a result of a .20% of adverse change

2,604

1,245

1,756

 Fair value of retained interest as a result of a .30% of adverse change

2,604

1,245

1,666

Residual Cash flows Discount Rate

 Fair value of retained interest as a result of a 10% of adverse change

2,554

1,221

1,739

 Fair value of retained interest as a result of a 20% of adverse change

2,504

1,196

1,703

The outstanding principal amount of the securitized commercial mortgage loans was $234.6 million at December 31, 2004, none of which were 60 days or more past due.  There were no net credit losses incurred relating to the securitized commercial mortgage loans at the date of securitization through December 31, 2004.

Securities Lending

The Company is engaged in certain securities lending transactions, which require the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts in excess of 100% of the fair value of the applicable securities loaned.  We maintain effective control over all loaned securities and, therefore, continue to report such securities as fixed maturities in the Consolidated Balance Sheet.

Cash collateral received on securities lending transactions is reflected in other investing assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral.  Non-cash collateral, such as a security received by the Company, is not reflected in our assets in the Consolidated Balance Sheet as we have not repledged or sold the collateral.  The fair value of collateral held and included in other invested assets is $735.7 million at December 31, 2004.

Leveraged Leases

The Company is a lessor in a leverage lease agreement entered into on October 21, 1994, under which equipment having an estimated economic life of 25-40 years was originally leased for a term of 9.78 years.  During 2001, the lease term was extended until 2010.  The Company's equity investment in this VIE represented 22.9% of the purchase price of the equipment. The balance of the purchase price was furnished by third-party long-term debt financing, collateralized by the equipment, and is non-recourse to the Company. At the end of the lease term, the master lessee may exercise a fixed price purchase option to purchase the equipment.  The leveraged lease is included as a part of other invested assets.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

The Company's net investment in the leveraged lease is composed of the following elements:

Year ended December 31,

2004

2003

Lease contract receivable

$ 31,803

$ 44,149 44,149

Less: non-recourse debt

(1,415)

(10,874)

Net Receivable

30,388

33,275

Estimated value of leased assets

21,420

21,420

Less: unearned and deferred income

(11,928)

(14,790)

Investment in leveraged leases

39,880

39,905

Less: fees

(138)

(162)

Net investment in leveraged leases

$ 39,742

$ 39,743

Derivatives

The Company uses derivative financial instruments for risk management purposes to hedge against specific interest rate risk, to alter investment rate exposures arising from mismatches between assets and liabilities, and to minimize the Company's exposure to fluctuations in interest rates, foreign currency exchange rates and general market conditions. The Company does not hold or issue any derivative instruments for trading purposes.

As a component of its investment strategy and to reduce its exposure to interest rate risk, the Company utilizes interest rate swap agreements.  Interest rate swap agreements are agreements to exchange with a counterparty interest rate payments of differing character (e.g., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. No cash is exchanged at the outset of the contract and no principal payments are made by either party.  A single net payment is usually made by one counter-party at each interest payment date. The net payment is recorded as a component of derivative income (loss). Because the underlying principal is not exchanged, the Company's maximum exposure to counterparty credit risk is the difference in payments exchanged.   The fair value of swap agreements are included with derivative instruments - receivable (positive position) or derivative instruments - payable (negative position) in the accompanying balance sheet.

The Company utilizes put options and futures on the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") ("S&P", "S&P 500", and "Standard & Poor's" are trademarks of The McGraw Hill Companies, Inc. and have been licensed for use by the Company) and other indexes to hedge against stock market exposure inherent in the mortality and expense risk charges and guaranteed minimum death and living benefit features of the Company's variable annuities.  The Company also purchases call options on the S&P 500 Index to economically hedge its obligation under certain fixed annuity contracts.  Options are carried at fair value and are included with derivative instruments - receivable in the Company's balance sheet.

Standard & Poors indexed futures contracts are entered into for purposes of hedging equity-indexed products.  The interest credited on these 1, 5, 7 and 10 year term products are based on the changes in the S&P 500 Index.  On trade date, an initial cash margin is exchanged.  Daily cash is exchanged to settle the daily variation margin and the offset is recorded in derivative income.

The Company utilizes currency forwards to hedge against changes in the exchange rate of U.S. dollars.   The Company enters into single or multiple settlement forward contracts based on a spot rate determined at the trade date.  Currency forwards are carried at fair value and are included with derivative instruments (positive position) or other liabilities (negative position) in the accompanying balance sheet.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

The Company issues annuity contracts and GICS that contain a derivative instrument that is "embedded" in the contract.  Upon issuing the contract, the embedded derivative is separated from the host contract (annuity contract or GIC) and is carried at fair value.

From the second quarter in 2000 until the second quarter in 2002, the Company marketed GICS to unrelated third parties.  Each deal is highly-individualized but typically involves the issuance of foreign currency denominated contracts backed by cross currency swaps or equity-linked cross currency swaps.  The combination of these swaps with interest rate swaps allows the Company to lock in U.S. dollar fixed rate payments for the life of the contract.

Included in derivative losses are losses on the translation of foreign currency denominated GIC liabilities of $83.3 million, $158.6 million and $115.5 million for the years ended December 31, 2004, 2003 and 2002, respectively.

The Company does not employ hedge accounting.  The Company believes that its derivatives provide economic hedges and the cost of formally documenting hedge effectiveness in accordance with the provisions of SFAS No.133, "Accounting for Derivative Instruments," is not justified.  As a result, all changes in the fair value of derivatives are recorded in the current period operations as a component of derivative income.

Net derivative income (loss) consisted of the following for the years ended December 31:

2004

2003

 2002
Restated

Net expense on swap agreements

$ (62,514)

$ (87,721)

$ (74,699)

 Change in fair value of swap agreements
(interest rate, currency, and equity)

(43,977)

197,506

(159,093)

 Change in fair value of options, futures and
embedded derivatives

8,072

(312,985)

74,507

Total derivative losses

$ (98,419)

$ (203,200)

$ (159,285)

The Company is required to pledge and receive collateral for open derivative contracts.  The amount of collateral required is determined by agreed upon thresholds with the counter-parties.  The Company currently pledges cash and U.S. Treasury bonds to satisfy this collateral requirement.  At December 31, 2004 and 2003, $33.6 million and $59.5 million, respectively, of fixed maturities were pledged as collateral and are included with fixed maturities.

The Company's underlying notional or principal amounts associated with open derivatives positions were as follows for the years ended December 31:

2004

Notional

Fair Value

Principal

Asset (Liability)

Amounts

Interest rate swaps

$ 5,948,576

$ (212,661)

Currency swaps

805,849

290,776

Equity swaps

250,207

28,254

Currency forwards

1,547

(81)

S&P 500 index call options

2,986,757

188,481

S&P 500 index put options

1,217,980

42,858

Total

$ 11,210,916

$ 337,627

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

2003

Notional Principal Amounts

 Fair Value
Asset (Liability)

Interest rate swaps

$ 5,892,626

$ (229,925)

Currency swaps

805,211

238,212

Equity swaps

1,544,152

20,265

S&P 500 index call options

1,668,813

57,573

S&P 500 index put options

1,313,855

65,640

Total

$ 11,224,657

$ 151,765

5. NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized investment gains (losses) consisted of the following for the years ended December 31:

2004

2003

 2002
Restated

Fixed maturities

$ 108,603

$ 159,474

$ 38,814

Equity securities

3,375

(1,465)

2,378

Mortgage and other loans

858

25,528

4,648

Real estate

-

3,862

514

Short term investments

-

-

2

Other invested assets

(1,601)

4,800

8,815

Other than temporary declines

(32,494)

(62,834)

(95,714)

Sales of impaired assets

17,333

4,720

1,577

Total

$ 96,074

$ 134,085

$ (38,966)

6. NET INVESTMENT INCOME

Net investment income consisted of the following for the years ended December 31:

2004

2003

 2002
Restated

Fixed maturities

$ 1,030,973

$ 1,114,949

$ 1,080,965

Equity securities

-

-

484

Mortgage and other loans

83,986

76,259

75,024

Real estate

11,615

6,952

7,855

Policy loans

42,821

43,335

39,269

Other

(19,715)

(20,364)

(4,848)

Gross investment income

1,149,680

1,221,131

1,198,749

Less: Investment expenses

15,423

12,381

13,539

Net investment income

$ 1,134,257

$ 1,208,750

$ 1,185,210

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

7.  FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," excludes certain insurance liabilities and other non-financial instruments from its disclosure requirements.  The fair value amounts presented herein do not include the expected interest margin (interest earnings over interest credited) to be earned in the future on investment-type products or other intangible items.  Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value to the Company.  Likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

The following table presents the carrying amounts and estimated fair values of the Company's financial instruments at December 31:

2004

2003

Carrying

Estimated

Carrying

Estimated

Amount

Fair Value

Amount

Fair Value

Financial assets:

Cash and cash equivalents

$ 552,949

$ 552,949

$ 558,185

$ 558,185

Fixed maturities

18,784,015

18,873,147

18,986,033

19,085,102

Equity Securities

1,006

1,006

1,452

1,452

Short-term investments

23,957

23,957

24,662

24,662

Mortgages

1,465,896

1,546,834

972,102

1,059,145

Derivatives instruments - receivables

566,401

566,401

403,437

403,437

Policy loans

696,305

696,305

692,887

692,887

Separate accounts

19,120,381

19,120,381

17,509,294

17,509,294

Financial liabilities:

Policy Liabilities

18,846,238

17,677,082

18,329,570

17,565,100

Derivative instruments - payables

228,774

228,774

248,272

248,272

Long-term debt

33,500

33,500

40,500

32,953

Long-term debt to affiliates

1,025,000

1,100,501

1,025,000

1,123,194

Partnership Capital Securities

607,826

689,132

607,826

699,069

Separate accounts

19,120,381

19,120,381

17,509,294

17,509,294

The following methods and assumptions were used by the Company in determining the estimated fair value of its financial instruments:

Cash and cash equivalents: The fair values of cash and cash equivalents are estimated to be cost plus accrued interest.

Fixed maturities, short term investments, and equity securities: The fair values of short-term bonds are estimated to be amortized cost.  The fair values of publicly traded fixed maturities are based upon market prices or dealer quotes.  For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturity, repayment and liquidity characteristics.  The fair value of equity securities are based on quoted market prices.

Mortgage loans: The fair values of mortgage and other loans are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Derivatives:  Fair value of swaps are based on current settlement values.  The current settlement values are based on dealer quotes and market prices.  Fair values for options and futures are based on dealer quotes and market prices.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

7. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

Policy loans: Policy loans are stated at unpaid principal balances, which approximate fair value.

Separate accounts, assets and liabilities: The estimated fair value of assets held in separate accounts is based on quoted market prices.  The fair value of liabilities related to separate accounts is the amount payable on demand, which excludes surrender charges.

Policy liabilities: The fair values of the Company's general account insurance reserves and contractholder deposits under investment-type contracts (insurance, annuity and pension contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for all contracts being valued. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated market value.  The fair values of other deposits with future maturity dates are estimated using discounted cash flows.

Long term debt: The fair value of notes payable and other borrowings are estimated using discounted cash flow analyses based upon the Company's current incremental borrowing rates for similar types of borrowings.

8. REINSURANCE

Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders.  The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet the obligations assumed under the reinsurance agreement.  To minimize its exposure to significant losses from reinsurer insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk.  A brief discussion of the Company's reinsurance agreements by segment (see Note 14) follows.

Wealth Management Segment

The Wealth Management Segment currently does not offer traditional life insurance products; however, it manages a closed block of single premium whole life insurance policies ("SPWL"), a retirement-oriented tax-advantaged life insurance product.  The Company discontinued sales of SPWL's in response to certain tax law changes in the 1980s.  The Company had SPWL policyholder balances of approximately $1.7 billion as of December 31, 2004 and 2003, respectively.  On December 31, 2003, this entire block of business was reinsured on a funds withheld basis with SLOC, an affiliated company.  By reinsuring the SPWL product, the Company reduced net investment income by $91.2 million and interest credited by $79.6 million for the twelve-month period ended December 31, 2004.  In addition, the Company also increased net investment income by $13.6 million relating to an experience rating refund under the reinsurance agreement.  The liability for the SPWL policies is included in contractholder deposit funds and other policy liabilities.

Individual Protection Segment

The Company has agreements with SLOC and several unrelated companies, which provide for reinsurance of portions of the net-amount-at-risk under certain individual variable universal life, bank owned life insurance ("BOLI"), and corporate owned life insurance ("COLI") policies. These amounts are reinsured on either a monthly renewable or a yearly renewable term basis.  Fee income was reduced by $28.7 million and $23.4 million for the years ended 2004 and 2003, respectively, to account for these agreements.

Effective October 1, 2004, the Company no longer acts as the reinsurer of risk under the lapse protection benefit for certain universal life contracts issued by SLOC.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

8. REINSURANCE (CONTINUED)

Group Protection Segment

The Company, through its affiliate SLNY, had an agreement with SLOC whereby SLOC reinsured the mortality risks of SLNY's group life insurance contracts. Under this agreement, certain death benefits were reinsured on a yearly renewable term basis.  The agreement provided that SLOC would reinsure mortality risks in excess of $50,000 per claim for group life contracts ceded by SLNY.  The treaty was commuted effective December 31, 2004.

The Company, through its affiliate SLNY, had an agreement with SLOC whereby SLOC reinsured morbidity risks of a block of SLNY's group long-term disability contracts.  The treaty was commuted effective December 31, 2004.

The Company, through its affiliate SLNY, has an agreement with an unrelated company whereby the unrelated company reinsures the mortality risks of the Company's group life contracts.  Under this agreement, certain group life mortality benefits are reinsured on a yearly renewable term basis. The agreement provides that the unrelated company will reinsure amounts above $700,000 per claim for group life contracts ceded by the Company.

The Company, through its affiliate SLNY, has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of SLNY's group stop loss contracts.  Under this agreement, certain stop loss benefits are reinsured on a yearly renewable term basis. The agreement provides that the unrelated company will reinsure specific claims for amounts above $1.0 million per claim for stop loss contracts ceded by SLNY.

The Company, through its affiliate SLNY, has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of SLNY's group long-term disability contracts.  Under this agreement, certain long-term disability benefits are reinsured on a yearly renewable term basis.   The agreement provides that the unrelated company will reinsure amounts in excess of $4,000 per claim per month for long-term disability contracts ceded by SLNY.

The effects of reinsurance were as follows:

For the Years Ended December 31,

2004

2003

2002 - Restated

Insurance premiums:

Direct

$ 62,939

$ 67,959

$ 52,691

Assumed

-

-

509

Ceded

4,119

7,441

9,626

Net premiums

$ 58,820

$ 60,518

$ 43,574

 Insurance and other individual policy benefits and
Claims:

Direct

$ 170,381

$ 230,384

$ 225,287

Assumed

-

-

-

Ceded

29,004

29,136

4,125

Net policy benefits and claims

$ 141,377

$ 201,248

$ 221,162

The Company is contingently liable for the portion of the policies reinsured under each of its existing reinsurance agreements in the event the reinsurance companies are unable to pay their portion of any reinsured claim. Management believes that any liability from this contingency is unlikely.  However, to limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

9.  RETIREMENT PLANS

Through December 31, 2001, the Company was a participant in two non-contributory defined benefit pension plans for employees sponsored by SLOC.  Consistent with the transfer of all employees to the Company on January 1, 2002, the plans sponsorship for the employee retirement plan and the agent pension plan was transferred to the Company.  Expenses are allocated to participating companies based on a manner consistent with the allocation of employee compensation expenses.  The Company's funding policies for the pension plans are to contribute amounts which at least satisfy the minimum amount required by the Employee Retirement Income Security Act of 1974 ("ERISA").  Most pension plan assets consist of separate accounts of SLOC or other insurance company contracts.

The Company uses a measurement date of September 30 for its pension and other post retirement benefit plans.

The following table sets forth the change in the pension plans' (retirement plan and agent pension plan) projected benefit obligations and assets, as well as the plans' funded status at December 31:

2004

2003

Change in projected benefit obligation:

Projected benefit obligation at beginning of year

$ 191,689

$ 159,650

Service cost

9,873

8,954

Interest cost

12,118

10,494

Actuarial loss (gain)

7,039

16,876

Benefits paid

(5,280)

(5,333)

Plan amendments

-

-

Acquisitions

-

1,048

Projected benefit obligation at end of year

$ 215,439

$ 191,689

Change in fair value of plan assets:

Fair value of plan assets at beginning of year

$ 205,737

$ 179,470

Other

(1,050)

(888)

Actual return on plan assets

34,144

32,059

Benefits paid

(5,280)

(5,333)

Acquisitions

-

429

Fair value of plan assets at end of year

$ 233,551

$ 205,737

Information on the funded status of the plan:

Funded status

$ 18,112

$ 14,048

Unrecognized net actuarial loss

19,339

34,480

Unrecognized transition obligation

(13,443)

(16,494)

Unrecognized prior service cost

7,421

8,276

4th quarter contribution

(1,250)

(1,050)

Prepaid benefit cost

$ 30,179

$ 39,260

The accumulated benefit obligation at the end of 2004 and 2003 was $188.9 million and $169.0 million, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

9.  RETIREMENT PLANS (CONTINUED)

The funded status of the employee retirement plan was as follows:

2004

2003

Plan assets

$ 195,332

$ 171,978

Projected benefit obligations

(206,748)

(183,227)

Funded status

$ (11,416)

$ (11,249)

Accumulated benefit obligation

$ 180,201

$ 160,227

The following table sets forth the components of the net periodic pension cost for the year ended December 31:

2004

2003

2002

Components of net periodic benefit cost:

Service cost

$ 9,873

$ 8,954

$ 8,437

Interest cost

12,118

10,494

10,674

Expected return on plan assets

(17,704)

(14,358)

(18,395)

Amortization of transition obligation asset

(3,051)

(3,051)

(3,051)

Amortization of prior service cost

855

855

216

Recognized net actuarial loss

3,140

4,215

120

Net periodic benefit cost (benefit)

$ 5,231

$ 7,109

$ (1,999)

The Company's share of net periodic benefit cost

$ 4,272

$ 5,522

$ 3,834

Assumptions

Weighted average assumptions used to determine benefit obligations were as follows:

Pension Benefits

2004

2003

Discount rate

6.2%

6.1%

Rate of compensation increase

4.0%

4.0%

The assumed weighted average discount rate was 6.75% for the year ended December 31, 2002. The expected return on plan assets was 8.75% and the assumed rate of compensation increase was 4.5% for 2002.

Weighted average assumptions used to determine net benefit cost were as follows:

Pension Benefits

2004

2003

2002

Discount rate

6.1%

6.75%

7.00%

Expected long term return on plan assets

8.75%

8.75%

8.75%

Rate of compensation increase

4.0%

4.0%

4.5%

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

9. RETIREMENT PLANS (CONTINUED)

The Company relies on historical market returns from Ibbotson Associates (1926-2002) to determine its overall long term rate of return on asset assumption.  Applying Ibbotson's annualized market returns of 12% stock, 5.8% bonds and 3.8% cash to the Company's target allocation results in an expected return consistent with the one used by the Company for purposes of determining the benefit obligation.

Plan Assets

The asset allocation for the Company's pension plan assets for 2004 and 2003 measurement, and the target allocation for 2005, by asset category, are as follows:

Target Allocation

Percentage of Plan Assets

Asset Category

2005

2004

2003

Equity Securities

50%

61%

55%

Debt Securities

35%

27%

26%

Commercial Mortgages

15%

10%

15%

Other

0%

2%

4%

Total

100%

100%

100%

The target allocations were established to reflect the Company's investment risk posture and to achieve the desired level of return commensurate with the needs of the fund.  The target ranges are based upon a three to five year time horizon and may be changed as circumstances warrant.

The portfolio of investments should, over a period of time, earn a gross annualized rate of return that:

1)

exceeds the assumed actuarial rate;

2)

exceeds the return of customized index created by combining benchmark returns in appropriate weightings based on an average asset mix of funds; and

3)

generates a real rate of return of at least 3% after inflation, and sufficient income or liquidity to pay retirement benefits on a timely basis.

Equity securities include SLF common stock in the amount of $4.2 million and $3.0 million at December 31, 2004 and 2003, respectively.

Cash Flow

Due to the over funded status of the defined benefit plan, the Company will not be making contributions to the plan in 2005.

401(k) Savings Plan

The Company sponsors and participates in a 401(k) savings plan for which substantially all employees of at least age 21 are eligible to participate at date of hire. Under the plan, the Company matches, up to specified amounts, the employees' contributions to the plan.

The amount of the 2004 employer contributions under plan sponsorship for the Company and its affiliates was $4.5 million.  Amounts are allocated to affiliates based on employees' contributions.  The Company's portion of the expense was $2.8 million, $0.9 million and $1.0 million for the years ended December 31, 2004, 2003 and 2002, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

9. RETIREMENT PLANS (CONTINUED)

Other Post-Retirement Benefit Plans

Through December 31, 2001, the Company was a participant in a post-retirement benefit pension plan for employees sponsored by SLOC providing certain health, dental and life insurance benefits ("post-retirement benefits") for retired employees and dependents.  Consistent with the transfer of all employees to the Company on January 1, 2002, the plan's sponsorship was transferred to the Company.  Expenses are allocated to participating companies based on the number of participants.  Substantially all employees of the participating companies may become eligible for these benefits if they reach normal retirement age while working for the Company, or retire early upon satisfying an alternate age plus service condition.  Life insurance benefits are generally set at a fixed amount.

The following table sets forth the change in other post-retirement benefit plans' obligations and assets, as well as the plans' funded status at December 31:

Change in benefit obligation:

2004

2003

Benefit obligation at beginning of year

$ 51,278

$ 35,981

Service cost

1,233

872

Interest cost

2,957

2,369

Actuarial (gain) loss

(4,583)

14,330

Benefits paid

(2,432)

(2,368)

Plan Amendments

-

-

Acquisitions

-

94

Benefit obligation at end of year

$ 48,453

$ 51,278

Change in fair value of plan assets:

Fair value of plan assets at beginning of year

$ -

$ -

Employer contributions

2,432

2,368

Benefits paid

(2,432)

(2,368)

Fair value of plan assets at end of year

$ -

$ -

Information on the funded status of the plan:

Funded Status

$ (48,453)

$ (51,278)

Unrecognized net actuarial loss

19,556

25,523

4th quarter contribution

628

639

Unrecognized prior service cost

(2,657)

(2,898)

Accrued benefit cost

$ (30,926)

$ (28,014)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

9. RETIREMENT PLANS (CONTINUED)

The following table sets forth the components of the net periodic post-retirement benefit costs for the year ended December 31:

2004

2003

Components of net periodic benefit cost

Service cost

$ 1,233

$ 872

Interest cost

2,957

2,369

Amortization of prior service cost

(241)

(241)

Recognized net actuarial loss

1,384

832

Net periodic benefit cost

$ 5,333

$ 3,832

The Company's share of net periodic benefit cost

$ 4,180

$ 2,917

Assumptions

Weighted average assumptions used to determine benefit obligations were as follows:

Other Benefits

2004

2003

Discount Rate

6.2%

6.1%

Rate of Compensation increase

4.0%

4.0%

Weighted average assumptions used to determine net cost for year-end December 31, 2004 and December 31, 2003 were as follows:

Other Benefits

2004

2003

Discount rate

6.1%

6.75%

Rate of compensation increase

4.0%

4.0%

In order to measure the post-retirement benefit obligation for 2004, the Company assumed an 11% annual rate of increase in the per capita cost of covered health care benefits.  In addition, medical cost inflation is assumed to be 10% in 2005 and assumed to decrease gradually to 5.00% for 2010 and remain at that level thereafter.  Assumed healthcare cost trend rates have a significant effect on the amounts reported for the health care plans.  A one-percentage point change in assumed health care cost trend rates would have the following effect:

1- Percentage-Point

1- Percentage-Point

Increase

Decrease

Effect on Post retirement benefit obligation

$6,032

($4,997)

Effect on total of service and interest cost

776

(648)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

10. FEDERAL INCOME TAXES

The Company will file a consolidated return with SLC -U.S. Ops Holdings for the year ended December 31, 2004.  SLUS filed a consolidated federal income tax return with SLC - U.S. Ops Holdings for the year ended December 31, 2003.  Keyport filed a return with its subsidiary, Independence Life, for the year ended December 31, 2003.  A summary of the components of federal income tax expense (benefit) in the consolidated statements of income for the years ended December 31 is as follows:

Restated

2004

2003

2002

Federal income tax expense (benefit):

Current

$ (5,331)

$ (29,240)

$ (80,155)

Deferred

76,683

56,606

20,706

Total

$ 71,352

$ 27,366

$ (59,449)

Federal income taxes attributable to the consolidated operations are different from the amounts determined by multiplying income before federal income taxes by the expected federal income tax rate of 35%. The Company's effective rate differed from the federal income tax rate as follows:

Restated

2004

2003

2002

Expected federal income tax expense (benefit)

$ 107,446

$ 44,251

$ (34,994)

Low income housing credit

(6,021)

(6,026)

(6,138)

Non-taxable investment income

-

-

(1,622)

Separate account dividend received deduction

(10,500)

(5,600)

(4,200)

Prior year settlements and other items

(19,573)

(5,259)

(12,495)

Federal income tax expense (benefit)

$ 71,352

$ 27,366

$ (59,449)

The deferred income tax asset (liability) represents the tax effects of temporary differences between the carrying amounts of assets and liabilities used for financial reporting purposes and the amounts used for income tax purposes. The components of the Company's deferred tax assets and (liabilities) as of December 31 were as follows:

2004

2003

Deferred tax assets:

Actuarial liabilities

$ 391,780

$ 283,479

Net operating loss

4,444

51,355

Other

(8,340)

(1,912)

Total deferred tax assets

387,884

332,922

Deferred tax liabilities:

Deferred policy acquisition costs

(185,715)

(107,075)

Investments, net

(266,779)

(244,744)

Total deferred tax liabilities

(452,494)

(351,819)

Net deferred tax liability

$ (64,610)

$ (18,897)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

10. FEDERAL INCOME TAXES (CONTINUED)

The Company makes payments under certain tax sharing agreements as if it were filing as a separate company. The Company had no net income tax payments for 2004 and the Company received income tax refunds of $17.1 million in 2003.  SLUS received refunds of $14.9 million in 2002 and Keyport made income tax payments of $9.9 million in 2002.  At December 31, 2004, the Company had $12.7 million of net operating loss carry forwards available.  These amounts were incurred in 2001, 2002 and 2003 and will expire, if unused, beginning in 2016 and ending in 2018.

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are made in the consolidated financial statements in anticipation of the results of these audits.  SLUS is currently under audit by the IRS for the years 2001 and 2002.  In the Company's opinion, adequate tax liabilities have been established for all years and any adjustments that might be required for the years under audit will not have a material effect on the Company's financial statements.  However, the amounts of these tax liabilities could be revised in the future if estimates of the Company's ultimate liability are revised.

11.  LIABILITY FOR UNPAID CLAIMS AND CLAIMS ADJUSTMENT EXPENSES

Activity in the liability for unpaid claims and claims adjustment expenses related to the Company's group life, group disability and stop loss products is summarized below:

2004

2003

Balance at January 1

$ 31,337

$ 24,294

Less reinsurance recoverable

(9,146)

(6,621)

Net balance at January 1

22,191

17,673

Incurred related to:

Current year

20,889

14,711

Prior years

910

(69)

Total incurred

21,799

14,642

Paid losses related to:

Current year

(12,009)

(5,867)

Prior years

(5,791)

(4,258)

Total paid

(17,800)

(10,125)

Balance at December 31

32,571

31,337

Less reinsurance recoverable

(6,381)

(9,146)

Net balance at December 31

$ 26,190

$ 22,191

The Company regularly updates its estimates of liabilities for unpaid claims and claims adjustment expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims for its group disability lines of business. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

12. DEFERRED POLICY ACQUISITION COSTS (DAC)

The changes in DAC for the years ended December 31 were as follows:

2004

2003

Balance at January 1

$ 889,601

$ 795,648

Acquisition costs deferred

346,764

263,762

Amortized to expense during the year

(48,562)

(90,608)

Adjustment for unrealized investment gains (losses) during the year

(40,622)

(79,201)

Balance at December 31

$ 1,147,181

$ 889,601

13. VALUE OF BUSINESS ACQUIRED (VOBA)

The changes in VOBA for the years ended December 31 were as follows:

2004

2003

Balance at January 1

$ 22,391

$ 57,692

Amortized to expense during the year

(4,819)

(7,790)

Adjustment for unrealized investment gains (losses) during the year

6,558

(27,511)

Balance at December 31

$ 24,130

$ 22,391

14. SEGMENT INFORMATION

The Company offers financial products and services such as fixed and variable annuities, GICS, retirement plan services, and life insurance on an individual and group basis, as well as disability and stop-loss insurance on a group basis.  As described below, the Company conducts business principally in three operating segments and maintains a Corporate Segment to provide for the capital needs of the three operating segments and to engage in other financing related activities.

Net investment income is allocated based on segmented assets by line of business.  Management evaluates the results of the operating segments on an after-tax basis.  The Company does not depend on one or a few customers, brokers or agents for a significant portion of its operations.

The Wealth Management Segment markets and administers individual and group variable annuity products, individual and group fixed annuity products and other retirement benefit products.  These contracts may contain any of a number of features including variable or fixed interest rates and equity index options and may be denominated in foreign currencies.  The Company uses derivative instruments to manage the risks inherent in the contract options.

The Individual Protection Segment markets and administers a variety of life insurance products sold to individuals and corporate owners of life insurance. The products include whole life, universal life and variable life products.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

14. SEGMENT INFORMATION (CONTINUED)

The Group Protection Segment markets and administers group life, long-term disability, short-term disability and stop loss insurance to small and mid-size employers in the State of New York.

The Corporate Segment includes the unallocated capital of the Company, its debt financing, its consolidated investments in VIEs, and items not otherwise attributable to the other segments.

The following amounts pertain to the various business segments:

Year ended December 31, 2004

Wealth

Individual

Group

Management

Protection

Protection

Corporate

Totals

Total Revenues

$ 1,284,873

$ 65,366

$ 34,908

$ 162,596

$ 1,547,743

Total Expenditures

1,054,852

60,785

31,605

93,470

1,240,712

Pretax Income

230,021

4,581

3,303

69,126

307,031

Net Income

166,309

3,118

2,147

49,702

221,276

Total Assets

$ 40,961,145

$ 4,111,638

$ 53,131

$ 1,561,629

$ 46,687,543

Year ended December 31, 2003

Total Revenues

$ 1,409,642

$ 49,357

$ 26,609

$ 34,141

$ 1,519,749

Total Expenditures

1,247,670

53,848

25,712

61,792

1,389,022

Pretax Income (Loss)

161,972

(4,491)

897

(27,651)

130,727

Net Income (Loss)

106,655

(2,331)

608

(9,941)

94,991

Total Assets

$ 39,814,262

$ 2,973,014

$ 46,535

$ 840,565

$ 43,674,376

Year ended December 31, 2002 (Restated)

Total Revenues

$ 1,273,384

$ 62,030

$ 20,181

$ 65,629

$ 1,421,224

Total Expenditures

1,406,024

61,445

15,630

38,106

1,521,205

Pretax Income (Loss)

(132,640)

585

4,551

27,523

(99,981)

Net Income (Loss)

(84,004)

464

3,195

38,548

(41,797)

Total Assets

$ 36,551,209

$ 2,705,917

$ 34,946

$ 553,904

$ 39,845,976

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

15.  REGULATORY FINANCIAL INFORMATION

The Company and its insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on a statutory accounting basis prescribed or permitted by such authorities.  Statutory surplus differs from stockholder's equity reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, policy liabilities are based on different assumptions, investments are valued differently, post-retirement benefit costs are based on different assumptions, and deferred income taxes are calculated differently.  The Company's statutory financials are not prepared on a consolidated basis.

At December 31, the Company and its insurance subsidiaries combined statutory surplus and net income (loss) were as follows:

Unaudited for the Years ended December 31,

2004

2003

 2002
Restated

Statutory surplus and capital

$        1,822,812

$        1,685,356

$        1,335,391

Statutory net income (loss)

249,010

224,284

(286,911)

16. DIVIDEND RESTRICTIONS

The Company's and its insurance company subsidiaries' ability to pay dividends are subject to certain statutory restrictions. Delaware, New York, and Rhode Island have enacted laws governing the payment of dividends to stockholders by domestic insurers.

Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that a domestic insurer may pay in any twelve-month period without prior approval of the Delaware Commissioner of Insurance is limited to the greater of (i) ten percent of its statutory surplus as of the preceding December 31, or (ii) the individual company's statutory net gain from operations for the preceding calendar year.  Any dividends to be paid by an insurer from a source other than statutory surplus, whether or not in excess of the aforementioned threshold, would also require the prior approval of the Delaware Commissioner of Insurance.  In 2004, the Company's Board of Directors approved and the Company paid $150.0 million of cash dividends to its parent, SLC (U.S.) Holdings.  On December 31, 2004, SCA was distributed in the form of a dividend of $6.6 million to the Company's parent and became a consolidated subsidiary of SLC (U.S.) Holdings. The Company did not pay any dividends in 2003 or 2002.

New York law permits a domestic stock life insurance company to distribute a dividend to its shareholders without prior notice to the New York Superintendent of Insurance, where the aggregate amount of such dividend in any calendar year does not exceed the lesser of:  (i) ten percent of its surplus to policyholders as of the immediately preceding calendar year; or (ii) its net gain from operations for the immediately preceding calendar year, not including realized capital gains.  No dividends were paid by SLNY during 2004, 2003 or 2002.

Rhode Island law requires prior regulatory approval for any dividend where the amount of such dividend paid during the preceding twelve (12) month period would exceed the lesser of (i) ten percent of the insurance company's surplus as of the December 31 next preceding, or (ii) its net gain from operations, not including realized capital gains, for the immediately preceding calendar year, excluding pro rata distributions of any class of the insurance company's own securities.  No dividends were paid by Independence Life during 2004, 2003 or 2002.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

17. COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME

The components of accumulated other comprehensive income as of December 31 were as follows:

2004

2003

 Unrealized gains (losses) on available-for-sale
securities

$ 485,553

$ 520,173

DAC amortization

(172,945)

(132,323)

VOBA amortization

(48,208)

(54,766)

Tax effect

(83,762)

(105,403)

Accumulated Other Comprehensive Income

$ 180,638

$ 227,681

18. COMMITMENTS AND CONTINGENCIES

Regulatory and Industry Developments

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision.  This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments.  Part of the assessments paid by the Company pursuant to these laws may be partially recovered through a reduction in future premium taxes in some states.

The Company's variable annuity contracts and variable life insurance policies are subject to various levels of regulation under federal securities laws administered by the Securities and Exchange Commission (the "SEC") and under certain state securities laws.  On or about October 30, 2003, the Company received a request from the SEC for information regarding its policies, practices and procedures with respect to subaccount "market timing," its policies, practices and procedures with respect to receiving and processing exchange orders from contract owners, and its oversight of such activities in the Company's separate accounts.  The Company responded to this request and an additional related request.  On March 4, 2004, the Boston District Office of the SEC notified the Company that it intended to commence an examination of the Company and certain of its affiliates pursuant to Section 31(b) of the Investment Company Act of 1940 and the Securities Exchange Act of 1934 relating to these and certain other subjects.  The Company is cooperating with the SEC in these matters.

In addition, the SEC and other regulators have conducted or are conducting investigations and examinations of certain of the Company's affiliates relating to various issues, including market timing and late trading of mutual funds and variable insurance products, directed brokerage, revenue-sharing and other arrangements with distributors, and recordkeeping requirements.

As part of an industry wide investigation, state regulators are investigating certain compensation arrangements and other business practices between insurance companies and brokers.  The Company and certain of its affiliates have received requests for information from state regulators and are cooperating with respect to these matters.

Litigation

The Company is not aware of any contingent liabilities arising from litigation, income taxes and other matters that could have a material effect upon the financial condition, results of operations or cash flows of the Company.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

18. COMMITMENTS AND CONTINGENCIES (CONTINUED)

Indemnities

In the normal course of its business, the Company has entered into agreements that include indemnities in favor of third parties, such as engagement letters with advisors and consultants, outsourcing agreements, underwriting and agency agreements, information technology agreements, distribution agreements and service agreements.  The Company has also agreed to indemnify its directors and certain of its officers and employees in accordance with the Company's by-laws.  Due to the nature of these indemnification agreements, it is not possible to estimate the Company's potential liability.

Lease Commitments

The Company leases various facilities and equipment under operating leases with terms of up to 25 years. As of December 31, 2004, minimum future lease payments under such leases were as follows:

2005

$ 6,082

2006

6,059

2007

4,924

2008

1,463

2009

358

Thereafter

41

Total

$ 18,927

Total rental expense for the years ended December 31, 2004, 2003 and 2002 was $16.3 million, $23.6 million and $13.8 million, respectively.

The Company has two noncancelable sublease agreements that expire on December 31, 2007 and March 31, 2008.  As of December 31, 2004, the minimum future lease payments under the two sublease agreements were as follows:

2005

$ 683

2006

996

2007

996

2008

249

2009

-

Thereafter

-

Total

$ 2,924

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of

Sun Life Assurance Company of Canada (U.S.)

Wellesley Hills, Massachusetts

We have audited the accompanying consolidated balance sheets of Sun Life Assurance Company of Canada (U.S.) and subsidiaries (the "Company") as of December 31, 2004 and 2003, and the related consolidated statements of operations, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2004.  Our audits also included the financial statement schedules listed in the Index at Item 15.  These financial statements and financial statement schedules are the responsibility of the Company's management.  Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  The Company is not required to have, nor were we engaged to perform an audit of its internal control over financial reporting.   Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Sun Life Assurance Company of Canada (U.S.) and subsidiaries as of December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.  Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As described in Note 1 to the financial statements, on December 31, 2003, Sun Life Assurance Company of Canada (U.S.) merged with Keyport Life Insurance Company.   The companies became affiliates on November 1, 2001 as a result of the acquisition of Keyport Life Insurance Company by Sun Life Assurance Company of Canada (U.S.)'s ultimate parent.  The merger of Sun Life Assurance Company of Canada (U.S.) and Keyport Life Insurance Company was accounted for under Statement of Financial Accounting Standards No. 141, "Business Combinations" for transfers of assets among affiliates.   Accordingly, the financial statements for all periods prior to December 31, 2003 have been restated to give effect to the merger as of November 1, 2001.

As discussed in Note 1 to the consolidated financial statements, effective January 1, 2004, the Company adopted the provisions of the American Institute of Certified Public Accountants' Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts."   As discussed in Note 1 to the consolidated financial statements, effective December 31, 2003, the Company adopted the provisions of FASB Interpretation No. 46, "Consolidation of Variable Interest Entities, an Interpretation of Accounting Research Bulletin No. 51" and FASB Interpretation No. 46R, Consolidation of Variable Interest Entities, an Interpretation of Accounting Research Bulletin No. 51" (Revised).

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 18, 2005

PART C

ITEM 26.  EXHIBITS

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A. Resolution of the Board of Directors of Sun Life Assurance Company of Canada (U.S.), dated December 3, 1985, authorizing the establishment of Sun Life of Canada (U.S.) Variable Account G (Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-37907, filed with the Securities and Exchange Commission on October 14, 1997.)

B. None.

C. Marketing Coordination and Administrative Service Agreement between Sun Life Assurance Company of Canada (U.S.) and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

D. (1)  Flexible Premium Variable Universal Life Insurance Policy (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on January 22, 1997.)

(2)  Additional Protection Benefit Rider (APB Rider) (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on January 22, 1997.)

(3)  Flexible Premium Variable Universal Life Insurance Certificate (Group Life) (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 2001.)

(4)  Flexible Premium Variable Universal Life Insurance Certificate (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 2001.)

(5)  Additional Protection Benefit Rider (APB Rider)(Group Life) (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 2001.)

(6)  Enhanced Cash Surrender Value Endorsement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-68601, filed with the Securities and Exchange Commission on December 9, 1998.)

(7)  Fixed Account Endorsement (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

E. (1)  Application for Flexible Premium Variable Universal Life Insurance Policy (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on January 22, 1997.)

(2)  Application for Flexible Premium Variable Universal Life Insurance Policy (Master Application) (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 2001.)

(3)  Application for Flexible Premium Variable Universal Life Insurance Policy (GI Application) (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 2001.)

(4)  Application for Flexible Premium Variable Universal Life Insurance Policy (Medical Application) (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 2001.)

(5)  Consent Form (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 2001.)

(6)  Application for Flexible Premium Variable Universal Life Insurance Policy (Expanded GI Application) (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

F. (1)  Certificate of Incorporation of Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to the Depositor's Form 10-K on Form N-4, File No. 333-82824, filed with the Securities and Exchange Commission on March 29, 2004.)

(2)  Bylaws of the Depositor, as amended March 19, 2004 (Incorporated herein by reference to the Depositor's Form 10-K, File No. 333-82824, filed with the Securities and Exchange Commission on March 29, 2004.)

G. Specimen Reinsurance Contract. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

H.           (1)     Participation Agreement, dated February 17, 1998, by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-119151, filed with the Securities and Exchange Commission on February 3, 2000.)

(2)      Amended and Restated Participation Agreement, dated December 13, 2004, by and among Sun Capital Advisers Trust, Sun Capital Advisers, Inc., Sun Life Insurance and Annuity Company of New York and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-119151, filed with the Securities and Exchange Commission on April 28, 2005.)

(3)       Amended and Restated Participation Agreement, dated September 1, 2004, by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund and Fidelity Distributors Corporation (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-119151, filed with the Securities and Exchange Commission on April 28, 2005.)

(4)      Participation Agreement, dated September 16, 2002, by and among the Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Sun Life Insurance and Annuity Company of New York and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to the Registration Statement of KBL Variable Account A on Form N-4, File No. 333-102278, filed with the Securities and Exchange Commission on December 31, 2002.)

(5)      Participation Agreement, dated February 17, 1998, by and among Sun Life Assurance Company of Canada (U.S.) and Lord, Abbett & Co. (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 26, 2002.)

(6)      Amended and Restated Participation Agreement, dated November 6, 2002, by and among MFS/Sun Life Series Trust, Sun Life Insurance and Annuity Company of New York, Sun Life Assurance Company of Canada (U.S.), and Massachusetts Financial Services Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-107983, filed with the Securities and Exchange Commission on May 28, 2004.)

 (7)     Participation Agreement, dated April 30, 2001, by and among Sun Life Assurance Company of Canada (U.S.), Rydex Variable Trust and Rydex Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 26, 2002.)

(8)      Amended and Restated Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-100831, filed with the Securities and Exchange Commission on April 29, 2005.)

(9)       Amended and Restated Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, T. Rowe Price Equity Series, Inc. and T. Rowe Price Investment Services, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 29, 1999.)

(10)    Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.) and J.P. Morgan Series Trust II. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on January 22, 1997.)

(11)     Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Neuberger & Berman Advisers Management Trust, Advisers Managers Trust and Neuberger & Berman Management Incorporated. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on January 22, 1997.)

(12)    Participation Agreement, dated July 15, 2002, by and among Sun Life Assurance Company of Canada (U.S.), Deutsche Asset Management VIT Funds and Deutsche Asset Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form S-6, File No. 333-65048, filed with the Securities and Exchange Commission on July 3, 2002.)

(13) Participation Agreement, dated September 12, 2002, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6, File No. 333-59662, filed with the Securities and Exchange Commission on February 26, 2003.)

(14) Participation Agreement, dated August 6, 2004, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, Delaware VIP Trust, Delaware Management Company and Delaware Distributors, LP. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-100831, filed with the Securities and Exchange Commission on April 29, 2005.)

(15) Participation Agreement, dated August 6, 2004, by and among Sun Life Insurance and Annuity Company of New York, Van Kampen Life Investments Trust, Van Kampen Funds Inc., Van Kampen Asset Management. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-100831, filed with the Securities and Exchange Commission on April 29, 2005).

(16) Participation Agreement, dated December 31, 2002, by and among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-100831, filed with the Securities and Exchange Commission on April 29, 2005).

(17)    Participation Agreement, dated February 17, 1998, by and among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, File No. 33-41628, filed with the Securities and Exchange Commission on April 26, 1999.)

I. Third Party Administration Agreement between Andesa TPA, Inc. and Sun Life Assurance Company of Canada. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

J. (1) Powers of Attorney (Incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-111634, filed with the Securities and Exchange Commission on December 31, 2003).

 (2) Power of Attorney for Mr. Davis and Ms. Fay (Incorporated herein by reference to Post-Effective Amendment No., 7 to the Registration Statement on Form N-4, File No. 333-83516, filed with Securities and Exchange Commission on December 29, 2004).

(3) Resolution of the Board of Directors of the Depositor dated July 24, 2003, authorizing the use of Powers of Attorney for Officer signatures. (Incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-111634, filed with the Securities and Exchange Commission on December 31, 2003.)

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K. Legal Opinion.

L. None.

M. None.

N. Consent of Independent Registered Public Accounting Firm.

O. None.

P. None.

Q. None.

ITEM 27.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

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 Name and Principal
Business Address

 Positions and Offices
With Depositor

 C. James Prieur
Sun Life Assurance Company of Canada
150 King Street West
Toronto, Ontario Canada M5H 1J9

Chairman and Director

 Thomas A. Bogart
Sun Life Assurance Company of Canada
150 King Street West
Toronto, ON M5H 1J9

Director

 Gary Corsi
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
Wellesley Hills, MA 02481

 Director & Vice President and Chief Financial Officer
and Treasurer

 Scott M. Davis
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
Wellesley Hills, MA 02481

Director & Vice President and General Counsel

 Paul W. Derksen
Sun Life Assurance Company of Canada
150 King Street West
Toronto, Ontario Canada M5H 1J9

Director

 Mary M. Fay
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
Wellesley Hills, MA 02481

Director & Vice President, Annuities

 Robert C. Salipante
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
Wellesley Hills, MA 02481

President and Director

 Donald A. Stewart
Sun Life Assurance Company of Canada
150 King Street West
Toronto, Ontario Canada M5H 1J9

Director

 Claude A. Accum
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
Wellesley Hills, MA 02481

Vice President, Individual Insurance

 James M.A. Anderson
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
Wellesley Hills, MA 02481

Vice President, Investments

 Keith Gubbay
Sun Life Assurance Company of Canada  (U.S.)
One Sun Life Executive Park
Wellesley Hills, MA 02481

Vice President and Chief Actuary

 Ellen B. King
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
Wellesley Hills, MA 02481

 Assistant Vice President and Senior Counsel and
Secretary

 Janet V. Whitehouse
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
Wellesley Hills, MA 02481

 Vice President, Human Resources and Public
Relations

 John R. Wright
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
Wellesley Hills, MA 02481

 Executive Vice President, Sun Life Financial U.S.
Operations

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ITEM 28.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

No person is directly or indirectly controlled by the Registrant.  The Registrant is a separate account of Sun Life Assurance Company of Canada (U.S.), which is ultimately controlled by Sun Life Financial.

The organization chart of Sun Life Financial is filed as Exhibit 13 to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 of Keyport Variable Account A, File Nos. 333-114126, 811-07543, filed February 25, 2005.

None of the companies listed in such Exhibit 13 is a subsidiary of the Registrant; therefore, the only financial statements being filed are those of Sun Life Assurance Company of Canada (U.S.).

ITEM 29.  INDEMNIFICATION

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Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Assurance Company of Canada (U.S.) pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (U.S.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (U.S.) of expenses incurred or paid by a director, officer, controlling person of Sun Life (U.S.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (U.S.) will submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act, unless in the opinion of their counsel the matter has been settled by controlling precedent, and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

Clarendon Insurance Agency, Inc., wihich is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, F, G, H and I, Keyport Variable Account A, KMA Variable Account, Keyport Variable Account I, KBL Variable Account A, KBL Variable Annuity Account, Sun Life (N.Y.) Variable Accounts A, B, C and D, and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account.

Name and Principal

Position and Offices

Business Address*

with Underwriter

Imants Sakson

President

James M.A. Anderson

Director

Gary Corsi

Director

Mary M. Fay

Director

Ellen B. King

Secretary

George E. Maden

Vice President & Chief Compliance Officer

Michael L. Gentile

Vice President

John E. Coleman

Vice President

Nancy C. Atherton

Assistant Vice President & Tax Officer

Jane F. Jette

Financial/Operations Principal and Treasurer

Amy E. Mercer

Assistant Secretary

* The principal business address of all directors and officers of the principal underwriter is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained, in whole or in part, by Sun Life Assurance Company of Canada (U.S.) at its offices at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481 or at the offices of Clarendon Insurance Agency, Inc., at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

ITEM 32.  MANAGEMENT SERVICES

Not applicable.

ITEM 33.  FEE REPRESENTATION

Sun Life Assurance Company of Canada (U.S.)("Sun Life of Canada (U.S.)") hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Sun Life (U.S.).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the Town of Wellesley Hills, and Commonwealth of Massachusetts on this 29th day of April, 2005.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(Registrant)

By:  SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(Depositor)

By:  */s/ Robert C. Salipante

Robert C. Salipante, President

Attest:  */s/ Edward M. Shea

Edward M. Shea

 Assistant Vice President &
Senior Counsel

 Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons and in the capacities and on the dates indicated.

 */s/ Robert C. Salipante
 Robert C. Salipante

 President and Director
(Principal Executive Officer)

 */s/ Gary Corsi
 Gary Corsi

 Vice President, Chief Financial Officer and Director
(Principal Financial & Accounting Officer)

 */s/ Donald A. Stewart
 Donald A. Stewart

Director

 */s/ C. James Prieur
 C. James Prieur

Chairman and Director

 */s/ Donald B. Henderson, Jr.
 Donald B. Henderson, Jr.

Director

 */s/  Peter R. O'Flinn
 Peter R. O'Flinn

Director

 */s/ David K. Stevenson
 David K. Stevenson

Director

 */s/ Barbara Z. Shattuck
 Barbara Z. Shattuck

Director

 */s/ Leila Heckman
 Leila Heckman

Director

 By:  /s/ Edward M. Shea
Edward M. Shea, Attorney-In-Fact

April 29, 2005

*By Edward M. Shea pursuant to Powers of Attorney (Incorporated by reference to the Registration Statement on Form N-4 (File No. 333-112506) filed on February 5, 2004).

EXHIBIT INDEX

K

Consent of Independent Registered Public Accounting Firm

N

Representation of Counsel pursuant to Rule 485(b)

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